1940 Act File No. 811-5476

1933 Act File No. 33-20309

SECURITIES & EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 26	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT	☒
OF 1940

Post-Effective Amendment No. 26	☒

LORD ABBETT GLOBAL FUND, INC.
Exact Name of Registrant as Specified in Charter

90 Hudson Street, Jersey City, New Jersey 07302-3973
Address of Principal Executive Office

Registrant’s Telephone Number (201) 395-2000

Christina T. Simmons, Vice President
90 Hudson Street, Jersey City, New Jersey 07302-3973
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐            immediately on filing pursuant to paragraph (b)

☐            on                       pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a) (1)

☒           on June 29, 2007 pursuant to paragraph (a) (1)

☐            75 days after filing pursuant to paragraph (a) (2)

☐            on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐            this post-effective amendment designates a new effective date for a previously filed post-effective amendment

LORD ABBETT

Lord Abbett

Global Equity Fund

Developing Local
  Markets Fund

  ______,

  2007

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Class P shares of Global Equity Fund are not offered to the general public and are not available in all states. Please call 800-821-5129 for further information.

PROSPECTUS

Page

  The Funds

Information about the goal, principal strategy, main risks, performance, fees, and expenses	Global Equity Fund	2

	Developing Local Markets Fund	11

	Additional Investment Information	23

	Management	27

  Your Investment

Information for managing your Fund account	Purchases	30

	Sales Compensation	48

	Opening Your Account	54

	Redemptions	56

	Distributions and Taxes	57

	Services for Fund Investors	59

  Financial Information

Financial highlights	Global Equity Fund	61

	Developing Local Markets Fund	64

  Additional Information

How to learn more about the Funds and other Lord Abbett Funds	Back Cover

Global Equity Fund

GOAL

The Fund's investment objective is long-term growth of capital and income consistent with reasonable risk. The production of current income is a secondary consideration.

PRINCIPAL STRATEGY

To pursue this goal, the Fund primarily invests in the equity securities of large domestic and foreign companies that we believe to be in sound financial condition at the time of purchase. Under normal circumstances, the Fund will diversify its investments among a number of different countries throughout the world. We consider large domestic companies to be those companies with market capitalizations at the time of purchase that fall within the market capitalization range of companies in the Russell 1000® Index, a widely used benchmark for large-cap domestic stock performance. As of June 30, 2006, the market capitalization range of the Russell 1000® Index was $1.7 billion to $371.2 billion. This range varies daily. A large foreign company is a company included among the largest 80% of companies in terms of market capitalization at the time of purchase in each country represented in the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index"), a widely used benchmark for international stock performance. As of June 1, 2006, the market capitalization range of the MSCI EAFE® Index was $481 million to $237.8 billion. This range varies daily. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. The Fund will provide shareholders with at least 60 days' notice of any change in this policy. Equity securities may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments.

We or the Fund or Global Equity Fund refers to the Lord Abbett Global Equity Fund, a portfolio or series of Lord Abbett Global Fund, Inc. (the "Company").
Lord, Abbett & Co. LLC or Lord Abbett refers to the Fund's investment adviser.
About the Fund. The Fund is a professionally managed portfolio primarily holding investments purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

The Funds

Global Equity Fund

Common stocks, the most familiar type of equity security, represent an ownership interest in a company. In selecting investments for the Fund:

•  we perform a fundamental analysis of companies in an attempt to determine the relative economic value of their businesses and support an assessment of the inherent investment risks

•  we focus on companies demonstrating successful strategic business plan selection, strategy and execution, reflecting strong management leadership

•  we use various quantitative models and screening tools to provide support for the construction of the portfolio

The Fund may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts (a type of forward contract) and invest in foreign currency futures contracts and options on foreign currencies and futures. The Fund may use these currency-related transactions to hedge the risk to the portfolio that foreign exchange price movements will be unfavorable for U.S. investors. Generally, these instruments allow the Fund to lock in a specified exchange rate for a period of time. They may also be used to increase the Fund's exposure to foreign currencies that Lord, Abbett & Co. LLC ("Lord Abbett") believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another.

MAIN RISKS

The main risks of the Fund include the risks of investing in foreign securities in foreign markets, the risks of investing in the equity securities market, currency risk, the risks of investing in derivatives, liquidity risk, and the risks from leverage. These risks are discussed in more detail below.

Equity Investments. The Fund is subject to the general risks and considerations associated with equity investing. This means the value of your investment will fluctuate in response to movements in the equity securities market in

A forward contract involves obligations of one party to purchase, and another party to sell, a specific amount of a security, currency or other financial instrument at a future date, at a price established in the contract. Forward contracts also may be structured for cash settlement, rather than physical delivery.

The Funds

Global Equity Fund

general and to the changing prospects of individual companies in which the Fund invests. If the Fund's assessment of a company's value or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Certain investments may never reach what we think is their full value or may go down in value.

Foreign Investments. Foreign investments generally pose greater risks than domestic investments. Foreign markets and their investments may not be subject to the same degree of regulation as U.S. markets. Key information about an issuer, security, or market may be inaccurate or unavailable. Securities clearance, settlement procedures and trading practices may be different, and transaction costs may be higher in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls. With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes, and political or social instability that could affect investments in those countries.

Developing or Emerging Market Investments. The Fund also invests in developing or emerging market investments. These investments tend to be less liquid, be especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain developing or emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions.

Foreign (Non-U.S.) Currencies. The Fund is subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the

The Funds

Global Equity Fund

foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

Derivatives. The risks associated with derivatives, such as forward contracts, futures and options, may be different and greater than the risks associated with directly investing in securities and other investments. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether the Fund's use of derivatives is successful will depend on, among other things, if Lord Abbett correctly forecasts market movements, changes in foreign exchange and interest rates, and other factors. If Lord Abbett incorrectly forecasts these and other factors, the Fund's performance could suffer. See also "Additional Investment Information" for further information concerning futures contracts and related options, listed options on securities, and swaps and similar transactions.

Foreign Currency-Related Transactions. In the case of the Fund's currency-related transactions, their use involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund's return could be reduced as a result. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund and denominated in those currencies. Also, it may be difficult or impractical to hedge currency risk in

The Funds

Global Equity Fund

Symbols:  Class A - LAGEX

Class B - LAGBX

Class C - LAGCX

many developing or emerging countries. Under some circumstances, the Fund may commit a substantial portion or the entire value of its portfolio to the completion of forward contracts.

Liquidity. The Fund may be exposed to liquidity risk from its investments in foreign securities, derivatives, or securities with substantial market and credit risk, since these investments may be difficult to buy or sell. Illiquid securities may lower the Fund's returns since the Fund may be unable to sell these securities at its desired time or price.

Leverage. Certain of the Fund's transactions (including, among others, forward currency contracts and other derivatives, reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions) may give rise to leverage risk. Leverage, including borrowing, may increase volatility in the Fund by magnifying the effect of changes in the value of the Fund's holdings. The use of leverage may cause investors in the Fund to lose more money in adverse environments than would have been the case in the absence of leverage. The Fund may be required to segregate permissible liquid assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its requirements to segregate. There is no assurance that the Fund will be able to employ leverage successfully.

General. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

The Funds

Global Equity Fund

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less. Performance for the Fund's other share classes will vary due to the different expenses each class bears. No performance is shown for Class P shares since the Fund has not issued Class P shares to date.

The table below shows how the average annual total returns of the Fund's Class A, B, and C shares compare to those of a broad-based securities market index. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.

The Funds

Global Equity Fund

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C shares are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns Through December 31, 2006
Share Class	1 Year	5 Years	10 Years
Class A Shares Return Before Taxes	11.29%	7.30%	4.29%
Return After Taxes on Distributions	8.85%	6.56%	2.98%
Return After Taxes on Distributions and Sale of Fund Shares	8.32%	5.98%	2.97%
Class B Shares	13.28%	7.73%	4.21%
Class C Shares	17.25%	7.84%	4.22%
MSCI World Index ("With Gross Dividends")(1)(2) (reflects no deduction for fees, expenses, or taxes)	20.65%	10.49%	8.08%
MSCI World Index ("With Net Dividends")(1)(2) (reflects no deductions for fees or expenses, but reflects deduction of witholding taxes)	20.07%	9.97%	7.64%

(1)  The performance of the unmanaged index is not representative of the Fund's performance.

(2)  The MSCI World Index ("With Gross Dividends") assumes reinvestment of all dividends and distributions. The MSCI World Index ("With Net Dividends") reflects a reduction in dividends after taking into account the withholding of taxes by certain foreign countries represented in the MSCI World Index.

The Funds

Global Equity Fund

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table
	Class A		Class B(1)	Class C		Class P
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	5.75	%(2)	none	none		none
Maximum Deferred Sales Charge (See "Purchases")(3)	none(4)		5.00%	1.00	%(5)	none
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management")	0.75%		0.75%	0.75%		0.75%
Distribution and Service (12b-1) Fees(6)	0.35%		1.00%	1.00%		0.45%
Other Expenses	0.73%		0.73%	0.73%		0.73%
Total Operating Expenses	1.83%		2.48%	2.48%		1.93%
Expense Reimbursement(7)	(0.23)%		(0.23)%	(0.23)%		(0.23)%
Net Expenses(7)	1.60%		2.25%	2.25%		1.70%

(1)  Class B shares will automatically convert to Class A shares after the eighth anniversary of your purchase of Class B shares.

(2)  You may be able to reduce or eliminate the sales charge. See "Your Investment – Purchases."

(3)  The maximum contingent deferred sales charge ("CDSC") is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

(4)  A CDSC of 1.00% may be assessed on certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge.

(5)  A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

(6)  Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

(7)  For the period January 1, 2007 through April 30, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses so that the Fund's Net Expenses do not exceed an aggregate annualized rate of 1.60% of average daily net assets for Class A shares, 2.25% of average daily net assets for Class B and C shares, and 1.70% of average daily net assets for Class P shares.

Management Fees are payable to Lord Abbett for the Fund's investment management.
12b-1 Fees are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.
Other Expenses include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries for providing recordkeeping or other administrative services in connection with investments in the Fund. Financial Intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

The Funds

Global Equity Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$728	$1,089	$1,481	$2,575
Class B Shares	$728	$1,043	$1,493	$2,632
Class C Shares	$328	$743	$1,293	$2,793
Class P Shares	$173	$576	$1,013	$2,229

You would pay the following expenses if you did not redeem your shares:

Class A Shares	$728	$1,089	$1,481	$2,575
Class B Shares	$228	$743	$1,293	$2,632
Class C Shares	$228	$743	$1,293	$2,793
Class P Shares	$173	$576	$1,013	$2,229

The Funds

Developing Local Markets Fund
(formerly Global Income Fund)

GOAL

The Fund's investment objective is to seek high total return.

PRINCIPAL STRATEGY

To pursue its goal, under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in instruments that provide investment exposure to the currencies of, and in fixed income instruments denominated in the currencies of, developing markets. The Fund will provide shareholders with at least 60 days' notice of any change in this policy. The Fund may invest substantially in forward foreign currency contracts (a type of forward contract) or other derivatives, such as options, futures contracts, and swap agreements. Lord Abbett will determine the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and other specific factors.

The Fund may:

•  invest directly in foreign currencies or in securities denominated in, or that provide investment exposure to, foreign currencies;

•  engage in foreign currency transactions on a spot (cash) basis;

•  invest in foreign currency futures contracts;

•  invest in options on foreign currencies and futures;

•  invest in high-yield debt securities, subject to a maximum of 15% of its total assets in such securities, or in unrated securities that Lord Abbett determines to be of comparable quality as such securities;

•  obtain market exposure to the securities in which it primarily invests by entering into a series of purchase

We or the Fund or Developing Local Markets Fund refers to the Lord Abbett Developing Local Markets Fund (formerly known as the Income Series), a portfolio or series of the Company.
Lord, Abbett & Co. LLC or Lord Abbett refers to the Fund's investment adviser.
About the Fund. The Fund is a professionally managed portfolio primarily holding investments purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.
A developing market is any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income member countries of the Organisation for Economic Co-operation and Development ("OECD") for the past five consecutive years. Developing markets include countries in Asia, Africa, the Middle East, Latin America and Europe.
A forward contract involves obligations of one party to purchase, and another party to sell, a specific amount of a security, currency or other financial instrument at a future date, at a price established in the contract. Forward contracts also may be structured for cash settlement, rather than physical delivery.
Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate or index.
High-yield debt securities (sometimes called "lower rated bonds" or "junk bonds") are rated BB/Ba or lower and typically pay a higher yield than investment grade debt securities. High-yield debt securities have a higher risk of default than investment grade debt securities, and their prices are much more volatile. The market for high-yield debt securities may also be less liquid.

The Funds

Developing Local Markets Fund

and sale contracts, or by using investment techniques, such as buy backs or dollar rolls;

•  hedge its exposure to developing country currencies (but is not required to do so); and

•  invest in other types of fixed income instruments that may not be denominated in the currencies of developing markets and may not provide investment exposure to the currencies of developing markets.

When the Fund is invested substantially in forward foreign currency contracts or other derivative instruments, the Fund will not have a material portion of its assets invested in securities issued by issuers located in developing markets. Because the delivery and settlement of the contract is in the future, the Fund will retain the assets intended to be used to settle the contract until the specified future date. The Fund will invest these assets in various U.S. fixed income instruments that would be expected to generate income for the Fund.

In connection with its currency and other derivative transactions, the Fund will be required to segregate permissible liquid assets, or engage in other measures to "cover" the Fund's obligations relating to such transactions. For example, in the case of futures contracts or forward contracts that are not contractually required to cash settle, the Fund will be obligated to set aside liquid assets equal to such contracts' full notional value (generally, the total numerical value of the asset underlying a future or forward contract at the time of valuation) while the positions are open.

With respect to futures contracts or forward contracts that are contractually required to cash settle, however, the Fund will be permitted to set aside liquid assets in an amount equal to the Fund's daily marked-to-market net obligation (i.e., the Fund's daily net liability) under the contracts, if any, rather than such contracts' full notional value. The Fund may also enter into non-deliverable currency forward contracts ("NDFs"), which are a particular type of cash-settled forward contract that is

Investment grade debt securities are debt securities that are rated within the four highest grades assigned by Moody's Investor Service Inc. (Aaa, Aa, A, Baa), Standard & Poor's Rating Services (AAA, AA, A, BBB) or Fitch Investors Service (AAA, AA, A, BBB) (each a "Rating Agency") or are unrated but are determined by us to be of comparable quality.

The Funds

Developing Local Markets Fund

generally used to gain exposure to a non-convertible or relatively thinly traded foreign currency. NDFs are often used when seeking to take positions in the currencies of emerging market countries.

All or a portion of the Fund's investments in U.S. fixed income instruments would be employed to "cover" the Fund's obligations relating to its currency and other transactions. The value of such investments and the value of forward foreign currency contracts and other instruments that provide investment exposure to the currencies of developing markets will be counted for purposes of the Fund's 80% policy.

The Fund's fixed income instruments may include the following, among others:

•  corporate debt securities, including convertible securities and corporate commercial paper;

•  mortgage-backed and other asset-backed securities;

•  inflation-indexed bonds issued both by governments and corporations;

•  structured notes, including hybrid or "indexed" securities and event-linked bonds;

•  loan participations and assignments; delayed funding loans and revolving credit facilities;

•  bank certificates of deposit, fixed time deposits and bankers' acceptances;

•  repurchase agreements and reverse repurchase agreements;

•  debt securities or other obligations issued by states, provinces or local governments and their subdivisions, agencies, authorities and other government-sponsored enterprises;

•  obligations of international agencies or supranational entities; and

The Funds

Developing Local Markets Fund

•  derivatives based on the return of fixed income instruments.

The average portfolio duration of the Fund will vary. Under normal market conditions, the average portfolio duration will not be expected to exceed eight years.

MAIN RISKS

The main risks of the Fund include currency risk, the risks of investing in foreign securities in foreign markets, the risks of investing in derivatives, liquidity risk, the risks from leverage, interest rate risk, credit risk and the risk of changes in tax treatment. These risks are discussed in more detail below.

Foreign (Non-U.S.) Currencies. The Fund is subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

Foreign Currency-Related Transactions. The Fund may engage in foreign currency-related transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract reduces the Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund may be required to segregate or "earmark" assets determined to be liquid by Lord Abbett to cover its obligations under forward foreign currency exchange contracts.

Duration is a mathematical concept that measures a portfolio's exposure to interest rate changes. The longer a portfolio's duration, the more sensitive it is to interest rate risk. The shorter a portfolio's duration, the less sensitive it is to interest rate risk. For example, the price of a portfolio with a duration of five years would be expected to fall approximately five percent if interest rates rose by one percentage point, and a portfolio with a duration of two years would be expected to fall approximately two percent if interest rates rose by one percentage point.

The Funds

Developing Local Markets Fund

The Fund's use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund's returns could be reduced as a result. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund and denominated in those currencies. Also, it may be difficult or impractical to hedge currency risk in many developing or emerging countries.

Foreign Investments. Foreign investments generally pose greater risks than domestic investments. Foreign markets and their investments may not be subject to the same degree of regulation as U.S. markets. Key information about an issuer, security, or market may be inaccurate or unavailable. Securities clearance, settlement procedures and trading practices may be different, and transaction costs may be higher in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls. With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes, and political or social instability that could affect investments in those countries.

Developing or Emerging Market Investments. The securities markets of developing or emerging countries tend to be less liquid, be especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain developing or emerging

The Funds

Developing Local Markets Fund

countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions.

Derivatives. The risks associated with derivatives may be different and greater than the risks associated with directly investing in securities and other investments. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether the Fund's use of derivatives is successful will depend on, among other things, if Lord Abbett correctly forecasts market movements, changes in foreign exchange and interest rates, and other factors. If Lord Abbett incorrectly forecasts these and other factors, the Fund's performance could suffer. See also "Additional Investment Information" for further information concerning futures contracts and related options, listed options on securities, and swaps and similar transactions.

Liquidity. The Fund may be exposed to liquidity risk from its investments in foreign securities, derivatives, or securities with substantial market and credit risk, since these investments may be difficult to buy or sell. Illiquid securities may lower the Fund's returns since the Fund may be unable to sell these securities at its desired time or price.

Leverage. Certain of the Fund's transactions (including, among others, forward currency contracts and other derivatives, reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions) may give rise to leverage risk. Leverage, including borrowing, may increase volatility in the Fund by magnifying the effect of changes in the value of the Fund's holdings. The use of leverage may cause investors in the Fund to lose more money in adverse environments than would have been the case in the absence of leverage. The Fund may be required to segregate permissible liquid

The Funds

Developing Local Markets Fund

assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its segregation requirements. By setting aside assets equal to only its net obligations under cash-settled futures and forwards contracts, the Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. There is no assurance that the Fund will be able to employ leverage successfully.

Debt Securities. The Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. The value of an investment in the Fund will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of debt securities and an investment in the Fund are likely to decline.

High-Yield Debt Securities. High-yield debt securities, or junk bonds, may be more credit sensitive than interest rate sensitive. In times of economic uncertainty, these securities may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with junk bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. In addition, the market for junk bonds generally is less liquid than the market for higher-rated securities, subjecting them to greater fluctuations.

Potential for Changes in Tax Treatment. The Fund intends to continue to qualify as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under subchapter M, at least 90% of the Fund's gross income for each taxable year must be "qualifying income." The Fund believes that its investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. The Code, however,

The Funds

Developing Local Markets Fund

Symbols:  Class A -

Class B -

Class C -

Class P -

expressly provides the U.S. Treasury Department with authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to the Fund's business of investing in stock or securities (or options and futures with respect thereto). While to date the U.S. Treasury has not exercised this regulatory authority, there can be no assurance that it will not issue regulations in the future that would treat some or all of the Fund's foreign currency gains as nonqualifying income.

General. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charges applicable to Class A shares. If the sales charges were reflected, returns would be less. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

The Funds

Developing Local Markets Fund

The bar chart and table show performance of the Fund during periods when the Fund followed a global income strategy, primarily investing in high-quality and investment grade debt securities of domestic and foreign companies generally located in developed countries. Effective __, 2007, the Fund implemented its current developing local markets currency strategy. This change may affect the Fund's performance in the future.

The Funds

Developing Local Markets Fund

The table below shows how the average annual total returns of the Fund's Class A, B, C, and P shares compare to those of a broad-based securities market index. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B, Class C, and Class P shares are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns Through December 31, 2006
Share Class	1 Year	5 Years	10 Years	Life of Fund(1)
Class A Shares Return Before Taxes	0.21%	5.84%	3.52%	–
Return After Taxes on Distributions	-1.35%	3.91%	1.23%	–
Return After Taxes on Distributions and Sale of Fund Shares	0.11%	3.85%	1.54%	–
Class B Shares	0.67%	6.02%	3.37%	–
Class C Shares	4.66%	6.25%	3.39%	–
Class P Shares	5.34%	6.69%	–	3.63%
Lehman Brothers Global Aggregate Bond Index(2) (reflects no deduction for fees, expenses, or taxes)	6.87%	7.89%	5.75%	5.62	%(3)

(1)  The date of inception for Class P is 3/4/99.

(2)  The performance of the unmanaged index is not representative of the Fund's performance.

(3)  Represents total returns for the period 2/28/99 to 12/31/06, to correspond with the Class P period shown.

The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a tax loss realized on sales of Fund shares. The benefit of the tax loss (to the extent that it can be used to offset other gains) may result in a higher return.

The Funds

Developing Local Markets Fund

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table
	Class A		Class B(1)	Class C		Class P
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	4.75	%(2)	none	none		none
Maximum Deferred Sales Charge (See "Purchases")(3)	none(4)		5.00%	1.00	%(5)	none
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management")	0.50%		0.50%	0.50%		0.50%
Distribution and Service (12b-1) Fees(6)	0.35%		1.00%	1.00%		0.45	%(7)
Other Expenses	0.58%		0.58%	0.58%		0.58	%(7)
Total Operating Expenses	1.43%		2.08%	2.08%		1.53	%(7)
Expense Reimbursement(8)	(0.13)%		(0.13)%	(0.13)%		(0.13)%
Net Expenses(8)	1.30%		1.95%	1.95%		1.40%

(1)  Class B shares will automatically convert to Class A shares after the eighth anniversary of your purchase of Class B shares.

(2)  You may be able to reduce or eliminate the sales charge. See "Your Investment - Purchases."

(3)  The maximum contingent deferred sales charge ("CDSC") is a percentage of the lesser of the net asset value at the time of the redemption or the net asset value when the shares were originally purchased.

(4)  A CDSC of 1.00% may be assessed on certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge.

(5)  A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

(6)  Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

(7)  These amounts have been restated from fiscal year amounts to reflect estimated current fees and expenses.

(8)  For the period January 1, 2007 through April 30, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain Net Expenses at an aggregate annualized rate of 1.30% of average daily net assets for Class A shares, 1.95% of average daily net assets for Class B and C shares, and 1.40% of average daily net assets for Class P shares.

Management Fees are payable to Lord Abbett for the Fund's investment management.
12b-1 Fees are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.
Other Expenses include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries for providing recordkeeping or other administrative services in connection with investments in the Fund. Financial Intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

The Funds

Developing Local Markets Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$601	$890	$1,204	$2,092
Class B Shares	$698	$935	$1,303	$2,230
Class C Shares	$298	$635	$1,103	$2,396
Class P Shares	$143	$466	$818	$1,809

You would have paid the following expenses if you did not redeem your shares:

Class A Shares	$601	$890	$1,204	$2,092
Class B Shares	$198	$635	$1,103	$2,230
Class C Shares	$198	$635	$1,103	$2,396
Class P Shares	$143	$466	$818	$1,809

The Funds

ADDITIONAL INVESTMENT INFORMATION

This section describes some of the investment techniques that might be used by each Fund and some of the risks associated with those techniques.

Adjusting Investment Exposure. Each Fund will be subject to the risks associated with investments. Each Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. For example, a Fund may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with a Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses.

Convertible Securities. The Funds may invest in convertible bonds and convertible preferred stocks. These investments tend to be more volatile than debt securities, but tend to be less volatile and produce more income than their underlying common stocks. The markets for convertible securities may be less liquid than markets for common stocks or bonds.

Depositary Receipts. The Global Equity Fund may invest in American Depositary Receipts ("ADRs") and similar depositary receipts. ADRs, typically issued by a financial institution (a "depositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in United States. Ownership of ADRs entails similar

The Funds

investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information, and other risks.

Diversification. The Global Equity Fund is a diversified mutual fund. A diversified mutual fund, with respect to 75% of total assets, will normally not purchase a security if, as a result, more than 5% of the fund's total assets would be invested in securities of a single issuer or the fund would hold more than 10% of the outstanding voting securities of the issuer. The Developing Local Markets Fund is a nondiversified mutual fund. This means that the Developing Local Markets Fund may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single company than a diversified fund. As a result, the value of the Developing Local Markets Fund's investments may be more affected by a single economic, political or regulatory event than the value of the investments of a diversified mutual fund would be.

Futures Contracts and Options on Futures Contracts. Each Fund may enter into financial futures contracts and options thereon as a substitute for taking a position in an underlying asset, to increase returns, for bona fide hedging purposes or to pursue risk management strategies. These transactions involve the purchase or sale of a contract to buy or sell a specified security or other financial instrument at a specific future date and price on an exchange or in the over the counter market ("OTC"). The Funds are not, nor are they subject to registration or regulation as, commodity pool operators under the Commodity Exchange Act.

Listed Options on Securities. Each Fund may purchase and write national securities exchange-listed put and call options on securities or securities indices. The Funds may use options for hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). A "call option" is a contract sold for a price giving its holder the right to buy a specific number

The Funds

of securities at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. The Funds may write covered call options with respect to securities in their portfolios in an attempt to increase income and to provide greater flexibility in the disposition of portfolio securities. A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction. Each Fund will not purchase an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options. Each Fund may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. Each Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its net assets at the time an option is written.

Risks of Options and Futures. Fund transactions in futures, options on futures and other options, if any, involve additional risk of loss. Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and the Funds' assets being hedged, the potential illiquidity of the markets for derivative instruments, the risk that the counterparty to an OTC contract will fail to perform its obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions.

Mortgage-Related and Other Asset-Backed Securities. The Developing Local Markets Fund may invest in mortgage-related securities and also may invest in other asset-backed securities. The value of these securities is

The Funds

extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage or other assets; an unexpected change in the rate of principal payments may cause these securities to perform poorly. Early repayment of principal on some of these securities may deprive the Fund of income payments above current market rates. The rate of prepayments on underlying mortgages also will affect the price and volatility of a mortgage-related security. The value of some mortgage-related and other asset-backed securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Portfolio Turnover Rate. The Funds may engage in active and frequent trading of their portfolio securities to achieve their principal investment strategies and may be expected to have a portfolio turnover rate substantially in excess of 100%. For the fiscal year ended December 31, 2006, the portfolio turnover rate was 271.35% for the Developing Local Markets Fund. This rate varies from year to year. High turnover increases transaction costs, may increase taxable capital gains and may adversely affect performance.

Supranational Organizations. These are entities designed or supported by one or more governments or governmental agencies to promote economic development. Examples include the Asian Development Bank, the European Coal and Steel Community, the European Economic Community and the World Bank.

Swap and Similar Transactions. The Developing Local Markets Fund may enter into swap transactions for hedging or for investment purposes. A swap transaction involves an agreement between two parties to exchange different cash flows based on a specified or "notional" amount. The cash flows exchanged in a specific

The Funds

transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified currencies, securities or indices. The Developing Local Markets Fund may enter into swap transactions with counterparties that generally are banks, securities dealers or their respective affiliates. It is not currently expected that these transactions will be a principal strategy of the Developing Local Markets Fund.

Temporary Defensive Investments. At times each Fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political, or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities and comparable foreign fixed income securities. These investments could reduce the benefit from any upswing in the market and prevent a Fund from achieving its investment objective.

MANAGEMENT

Board of Directors. The Board oversees the management of the business and affairs of the Funds. The Board meets regularly to review the Funds' portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Funds and who execute policies authorized by the Board. More than 75 percent of the members of the Board are independent of Lord Abbett.

The Funds

Investment Adviser. The Funds' investment adviser is Lord, Abbett & Co. LLC, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $112 billion in 55 mutual fund portfolios and other advisory accounts as of February 28, 2007.

Lord Abbett is entitled to an annual management fee based on Global Equity Fund's average daily net assets. The management fee is calculated daily and payable monthly at the following rates:

0.75% on the first $1 billion of average daily net assets;

0.70% on the next $1 billion of average daily net assets; and

0.65% on the Fund's average daily net assets over $2 billion.

Lord Abbett is entitled to an annual management fee based on Developing Local Markets Fund's average daily net assets. The management fee is calculated daily and payable monthly at the following rates:

0.50% on the first $1 billion of average daily net assets; and

0.45% on the Fund's average daily net assets over $1 billion.

For the fiscal year ended December 31, 2006, the management fees paid to Lord Abbett were at an effective rate of 0.75% for the Global Equity Fund and 0.50% for the Developing Local Markets Fund, of each Fund's average daily net assets.

In addition, Lord Abbett provides certain administrative services to each Fund for a fee at an annual rate of 0.04% of each Fund's average daily net assets. Each Fund pays all expenses not expressly assumed by Lord Abbett. For more information about the services Lord Abbett provides to the Funds, see the Statement of Additional Information.

Each year in December the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Funds and Lord Abbett. A discussion regarding the basis for the

The Funds

Board's approval is available in each Fund's Annual Report to Shareholders.

Investment Managers. Lord Abbett uses a team of investment managers and analysts acting together to manage each Fund's investments. The Statement of Additional Information contains additional information about the managers' compensation, other accounts they manage and their ownership of the shares of the Fund they manage.

Global Equity Fund. Daniel H. Frascarelli and Harold E. Sharon head the investment management team and are primarily and jointly responsible for the day-to-day management of the Fund. Mr. Frascarelli, Partner and Director of Large-Cap Core Equity, joined Lord Abbett in 1990 and has been a member of the team since 2005. He is a holder of a Chartered Financial Analyst designation and has been in the investment industry since 1983. Mr. Sharon, Director of International Equity, joined Lord Abbett in 2003 and has been a member of the team since 2004. From 2001 to 2003, he worked as a consultant for various financial venture capital companies. Prior thereto, Mr. Sharon served as a Managing Director of Warburg Pincus Asset Management and Credit Suisse Asset Management.

Developing Local Markets Fund. Robert I. Gerber, Partner and Director of Taxable Fixed Income Management, heads the team. Mr. Gerber joined Lord Abbett in 1997 and has been a member of the team since 2001. The other senior member of the team is Jerald M. Lanzotti, Partner and Investment Manager. Mr. Lanzotti has been with Lord Abbett since 1996 and has been a member of the team since 1997. Mr. Gerber and Mr. Lanzotti are jointly and primarily responsible for the day-to-day management of the Fund.

The Funds

PURCHASES

Each Fund offers in this Prospectus four classes of shares: Classes A, B, C, and P. Each class represents investments in the same portfolio of securities, but each has different expenses, dividends and sales charges. Class A, B, and C shares are offered to any investor. Class P shares are offered to certain investors as described below. You may purchase shares at the net asset value ("NAV") per share determined after we receive your purchase order submitted in proper form, plus any applicable sales charge. We will not consider an order to be in proper form until we have certain identifying information required under applicable law. For more information, see "Opening Your Account."

We reserve the right to modify, restrict, or reject any purchase order or exchange request if a Fund or Lord Abbett Distributor LLC determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance.

Pricing of Shares. NAV per share for each class of Fund shares is calculated, under normal circumstances, each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after a Fund receives your order in proper form. Assuming they are in proper form, purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day's NAV; orders placed after the close of trading on the NYSE will receive the next day's NAV.

In calculating NAV, securities listed on any recognized U.S. or non-U.S. exchange (including NASDAQ) are valued at the market closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last transaction price, or, if

Lord Abbett Distributor LLC ("Lord Abbett Distributor" or the "Distributor") acts as agent for the Fund to work with investment professionals that buy and/or sell shares of the Fund on behalf of their clients. Generally, Lord Abbett Distributor does not sell Fund shares directly to investors.

Your Investment

there were no transactions that day, at the mean between the most recently quoted bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices reflect broker/dealer-supplied valuations and electronic data processing techniques, and reflect the mean between the bid and asked prices. Unlisted fixed income securities having remaining maturities of 60 days or less are valued at their amortized cost.

Securities for which prices or market quotations are not available, do not accurately reflect fair value in Lord Abbett's opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded are valued under fair value procedures approved by the Funds' Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted price, or the security is relatively illiquid. A Fund may use fair value pricing more frequently for securities primarily traded on foreign exchanges. Because many foreign markets close hours before each Fund values its foreign portfolio holdings, significant events, including broad market moves, may occur in the interim potentially affecting the values of foreign securities held by the Fund. Each Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of foreign or U.S. indices. A Fund's use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially

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different from the value that could be realized upon the sale of that security.

Certain securities that are traded primarily on foreign exchanges may trade on weekends or days when the NAV is not calculated. As a result, the value of securities may change on days when shareholders are not able to purchase or sell Fund shares.

Excessive Trading and Market Timing. The Funds are designed for long-term investors and are not intended to serve as vehicles for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices ("frequent trading") may disrupt management of the Funds, raise their expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause a Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. A Fund may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative and other costs, and reduce a Fund's investment return.

Since the Funds invest in foreign securities, they may be particularly susceptible to frequent trading because many foreign markets close hours before the Funds value their portfolio holdings. This may allow significant events, including broad market moves, that occur in the interim to affect the values of foreign securities held by the Funds. The time zone differences among foreign markets may allow a shareholder to exploit differences in a Fund's share prices that are based on closing prices of foreign securities determined before the Fund calculates its NAV per share (known as "time zone arbitrage"). To the extent a Fund invests in securities that are thinly traded or relatively illiquid, the Fund also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to

Your Investment

engage in frequent trading to take advantage of these pricing differences (known as "price arbitrage"). The Funds have adopted fair value procedures that allow each Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Funds expect that the use of fair value pricing will reduce a shareholder's ability to engage successfully in time zone arbitrage and price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see "Your Investment – Purchases – Pricing of Shares" above.

The Funds' Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Funds' policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Funds. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause a Fund to incur additional expenses or to sell portfolio holdings for other than investment-strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and Financial Intermediaries that place orders on behalf of their clients, which procedures are described below. The Funds may modify their frequent trading policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Funds and their shareholders.

Frequent Trading Policy and Procedures. Under the frequent trading policy, any Lord Abbett Fund shareholder redeeming fund shares valued at $5,000 or more (other than shares of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund) from an account will be prohibited

Financial Intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

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from investing in the Fund in the account for 30 calendar days after the redemption (the "Policy"). The Policy applies to all redemptions and purchases for an account that are part of an exchange transaction or transfer of assets, but does not apply to the following types of transactions unless the Distributor determines in its sole discretion that the transaction may be harmful to the Fund: (1) systematic purchases and redemptions, such as purchases made through reinvestment of dividends or other distributions, or certain automatic or systematic investment, exchange or withdrawal plans (such as payroll deduction plans, and the Fund's Invest-A-Matic and Systematic Withdrawal Plans); (2) Retirement and Benefit Plan payroll and/or employer contributions, loans and distributions; (3) purchases or redemptions by a "fund-of-funds" or similar investment vehicle that the Distributor in its sole discretion has determined is not designed to serve and/or is not serving as a vehicle for frequent trading; (4) purchases by an account that is part of a mutual fund wrap account program ("wrap program"); and (5) purchases involving certain transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations; provided that the Financial Intermediary maintaining the account is able to identify the transaction in its records as one of these transactions.

In addition to the Policy, we have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and Financial Intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is inconsistent with the Policy. If, based on these monitoring procedures, we believe that an investor is engaging in, or has engaged in, frequent trading that may be harmful to a Fund, normally, we will notify the investor (and/or the investor's Financial Intermediary) to cease all such activity in the account. If the activity occurs again, we will place a block on all further purchases or exchanges of the Fund's shares in the investor's account and inform the investor (and/or the investor's Financial Intermediary) to cease all such activity in the account. The investor then

Retirement and Benefit Plans include qualified and non-qualified retirement plans, deferred compensation plans and certain other employer sponsored retirement, savings or benefit plans, excluding Individual Retirement Accounts ("IRAs").
Lord Abbett offers a variety of retirement plans. Call 888-522-2388 for information about:
•	Traditional, Rollover, Roth and Education IRAs
•	Simple IRAs, SEP IRAs, 401(k) and 403(b) accounts
•	Defined Contribution Plans

Your Investment

has the option of maintaining any existing investment in the Fund, exchanging Fund shares for shares of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, or redeeming the account. Investors electing to exchange or redeem Fund shares under these circumstances should consider that the transaction may be subject to a CDSC or result in tax consequences. As stated above, although we generally notify the investor (and/or the investor's Financial Intermediary) to cease all activity indicative of frequent trading prior to placing a block on further purchases or exchanges, we reserve the right to immediately place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. While we attempt to apply the Policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics that evade our detection.

We recognize that Financial Intermediaries that maintain accounts in omnibus recordkeeping environments or in nominee name may not be able reasonably to apply the Policy due to systems limitations or other reasons. In these instances, the Distributor may review the frequent trading policies and procedures that an individual Financial Intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Funds and their shareholders, as described above. The Distributor also will seek the Financial Intermediary's agreement to cooperate with the Distributor's efforts to (1) monitor the Financial Intermediary's adherence to its policies and procedures and/or receive an amount and level of information regarding trading activity that the Distributor in its sole discretion deems adequate, and (2) stop any trading activity the Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a Financial Intermediary's application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and

Your Investment

procedures adopted by the Distributor and by certain other Financial Intermediaries. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the Financial Intermediary placing purchase orders on his or her behalf. A substantial portion of a Fund's shares may be held by Financial Intermediaries through omnibus accounts or in nominee name.

With respect to monitoring accounts maintained by a Financial Intermediary, to our knowledge, in an omnibus environment or in nominee name, the Distributor will seek to receive sufficient information from the Financial Intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will notify the Financial Intermediary and request it to provide the Distributor with additional transaction information so that the Distributor may determine if any investors appear to have engaged in frequent trading activity. The Distributor's monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing frequent trading than the procedures the Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the Financial Intermediary take appropriate action to curtail the activity and will work with the relevant party to do so. Such action may include actions similar to those that the Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases

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and exchanges of Fund shares, or requiring that the investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the Financial Intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to prohibit the account or sub-account from investing in the Funds and/or may also terminate our relationship with the Financial Intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures the Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name. The nature of these relationships also may inhibit or prevent the Distributor or the Funds from assuring the uniform assessment of CDSCs on investors, even though Financial Intermediaries operating in omnibus environments typically have agreed to assess the CDSCs or assist the Distributor or the Fund in assessing them.

Share Classes. You should read this section carefully to determine which class of shares is best for you and discuss your selection with your Financial Intermediary. You should make a decision only after considering various factors, including the expected effect of any applicable sales charges and the level of class expenses on your investment over time, the amount you wish to invest, and the length of time you plan to hold the investment. Class A shares are sold at the NAV per share, plus a front-end sales charge which may be reduced or eliminated for larger purchases as described below. Class B, C, and P shares are offered at the NAV per share with no front-end sales charge. Early redemptions of Class B and C shares, however, may be subject to a CDSC. Class A shares normally have the lowest annual expenses while Class B and C shares have the highest annual expenses. Generally, Class A dividends will be higher than

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dividends of the other share classes. As a result, in many cases if you are investing $100,000 or more and plan to hold the shares for a long time, you may find Class A shares suitable for you because of the expected lower expenses and the reduced sales charges available. You should discuss purchase options with your investment professional.

For more information on selecting a share class, see "Classes of Shares" in the Statement of Additional Information.

Share Classes

Class A	• normally offered with a front-end sales charge, which may be reduced or eliminated in certain circumstances

• generally lowest annual expenses due to lower 12b-1 fees

Class B	• no front-end sales charge, but a CDSC is applied to shares redeemed before the sixth anniversary of purchase

• higher annual expenses than Class A shares due to higher 12b-1 fees

• automatically converts to Class A shares after eight years

Class C	• no front-end sales charge, but a CDSC is applied to shares redeemed before the first anniversary of purchase

• higher annual expenses than Class A shares due to higher 12b-1 fees

Class P	• available only to certain investors

• no front-end sales charge and no CDSC

• lower annual expenses than Class B or Class C shares due to lower 12b-1 fees

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Front-End Sales Charges - Class A Shares

(Global Equity Fund Only)

Your Investment	As a % of Offering Price	As a % of Your Investment	To Compute Offering Price Divide NAV by	Maximum Dealer's Concession (% of Offering Price)
Less than $50,000	5.75%	6.10%	.9425	5.00%
$50,000 to $99,999	4.75%	4.99%	.9525	4.00%
$100,000 to $249,999	3.95%	4.11%	.9605	3.25%
$250,000 to $499,999	2.75%	2.83%	.9725	2.25%
$500,000 to $999,999	1.95%	1.99%	.9805	1.75%
$1,000,000 and over	No Sales Charge		1.0000	†

†  See "Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge."

Note: The above percentages may vary for particular investors due to rounding.

Front-End Sales Charges - Class A Shares

(Developing Local Markets Fund Only)

Your Investment	As a % of Offering Price	As a % of Your Investment	To Compute Offering Price Divide NAV by	Maximum Dealer's Concession (% of Offering Price)
Less than $100,000	4.75%	4.99%	.9525	4.00%
$100,000 to $249,999	3.95%	4.11%	.9605	3.25%
$250,000 to $499,999	2.75%	2.83%	.9725	2.25%
$500,000 to $999,999	1.95%	1.99%	.9805	1.75%
$1,000,000 and over	No Sales Charge		1.0000	†

†  See "Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge."

Note: The above percentages may vary for particular investors due to rounding.

Reducing Your Class A Share Front-End Sales Charges. As indicated in the above chart, you may purchase Class A shares at a discount if you qualify under the circumstances outlined below. To receive a reduced

Please inform the Funds or your Financial Intermediary at the time of your purchase of Fund shares if you believe you qualify for a reduced front-end sales charge.

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front-end sales charge, you must let the relevant Fund or your Financial Intermediary know at the time of your purchase of Fund shares that you believe you qualify for a discount. If you or a related party have holdings of Eligible Funds in other accounts with your Financial Intermediary or with other Financial Intermediaries that may be combined with your current purchases in determining the sales charge as described below, you must let the relevant Fund or your Financial Intermediary know. You may be asked to provide supporting account statements or other information to allow us or your Financial Intermediary to verify your eligibility for a discount. If you or your Financial Intermediary do not notify the relevant Fund or provide the requested information, you may not receive the reduced sales charge for which you otherwise qualify. Class A shares may be purchased at a discount if you qualify under either of the following conditions:

•  Rights of Accumulation – A Purchaser may combine the value at the current public offering price of Class A, B, C, and P shares of any Eligible Fund already owned with a new purchase of Class A shares of any Eligible Fund in order to reduce the sales charge on the new purchase.

•  Letter of Intention – A Purchaser may combine purchases of Class A, B, C, and P shares of any Eligible Fund the Purchaser intends to make over a 13-month period in determining the applicable sales charge. Current holdings under Rights of Accumulation may be included in a Letter of Intention. Shares purchased through reinvestment of dividends or distributions are not included. A Letter of Intention may be backdated up to 90 days.

The term "Purchaser" includes: (1) an individual; (2) an individual, his or her spouse, and children under the age of 21; (3) a Retirement and Benefit Plan including a 401(k) plan, profit-sharing plan, money purchase plan,

An Eligible Fund is any Lord Abbett-sponsored fund except for (1) certain tax-free, single-state funds where the exchanging shareholder is a resident of a state in which such fund is not offered for sale; (2) Lord Abbett Series Fund, Inc.; (3) Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. ("GSMMF") (except for holdings in GSMMF which are attributable to any shares exchanged from the Lord Abbett-sponsored funds); and (4) any other fund the shares of which are not available to the investor at the time of the transaction due to a limitation on the offering of the fund's shares. An Eligible Fund also is any Authorized Institution's affiliated money market fund meeting criteria set by Lord Abbett Distributor as to certain omnibus account and other criteria. Authorized Institutions are institutions and persons permitted by law to receive service and/or distribution fees under a Rule 12b-1 Plan. Lord Abbett Distributor is an Authorized Institution.

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defined benefit plan, SIMPLE IRA plan, SEP IRA plan, and 457(b) plan sponsored by a governmental entity, non-profit organization, school district or church to which employer contributions are made; or (4) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account. An individual may include under item (1) his or her holdings in Eligible Funds as described above in IRAs, as a sole participant of a Retirement and Benefit Plan sponsored by the individual's business, and as a participant in a 403(b) plan to which only pre-tax salary deferrals are made. An individual and his or her spouse may include under item (2) their holdings in IRAs, and as the sole participants in Retirement and Benefit Plans sponsored by a business owned by either or both of them. A Retirement and Benefit Plan under item (3) includes all qualified Retirement and Benefit Plans of a single employer and its consolidated subsidiaries, and all qualified Retirement and Benefit Plans of multiple employers registered in the name of a single bank trustee. A Purchaser may include holdings of Class A, B, C, and P shares of Eligible Funds as described above in accounts with Financial Intermediaries for purposes of calculating the front-end sales charges.

For more information on eligibility for these privileges, read the applicable sections in the Application and the Statement of Additional Information. This information also is available under "Lord Abbett Funds" at www.LordAbbett.com or by calling Lord Abbett at 800-821-5129 (at no charge).

Class A Share Purchases Without a Front-End Sales Charge. Class A shares may be purchased without a front-end sales charge under any of the following conditions:

•  purchases of $1 million or more,

•  purchases by Retirement and Benefit Plans with at least 100 eligible employees,

•  purchases for Retirement and Benefit Plans made through Financial Intermediaries that perform

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participant recordkeeping or other administrative services for the Plans and that have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases,

•  purchases made with dividends and distributions on Class A shares of another Eligible Fund,

•  purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) Plan for Class A shares,

•  purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor,

•  purchases made by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees for services that include investment advisory or management services (including so-called "mutual fund wrap account programs"), provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases,

•  purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor,

•  purchases by each Lord Abbett-sponsored fund's Directors or Trustees, officers of each Lord Abbett-sponsored fund and employees and partners of Lord Abbett (including retired persons who formerly held such positions and family members of such purchasers),

•  purchases through a broker-dealer for clients that participate in an arrangement with the broker-dealer under which the client pays the broker-dealer a fee based on the total asset value of the client's account for all or a specified number of securities transactions, including purchases of mutual fund shares, in the account during a certain period, or

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•  purchases through a broker-dealer for investors that are concurrently selling their holdings in Class B or Class C shares of the Funds and buying Class A shares of the Funds, provided that the purchases are related to the requirements of a settlement agreement that the broker dealer entered into with a regulatory body relating to share class suitability. These sales transactions will be subject to the assessment of any applicable CDSC (although the broker-dealer may pay on behalf of the investor or reimburse the investor for any such CDSC), and any investor purchases subsequent to the original concurrent transactions will be at the applicable public offering price, which may include a sales charge.

See the Statement of Additional Information for a listing of other categories of purchases that qualify for Class A share purchases without a front-end sales charge.

These categories may be subject to a CDSC.

Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge. Except as otherwise set forth in the following paragraphs, Lord Abbett Distributor may pay dealers and other firms authorized to accept orders for Fund shares (collectively, "Dealers") distribution-related compensation (i.e., concessions) according to the Schedule set forth below under the following circumstances:

•  purchases of $1 million or more,

•  purchases by Retirement and Benefit Plans with at least 100 eligible employees, or

•  purchases for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the Plans in connection with multiple fund family recordkeeping platforms and have entered into special arrangements with the Funds and/or Lord Abbett Distributor specifically for such purchases ("Alliance Arrangements").

Dealers receive concessions described below on purchases made within a 12-month period beginning

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with the first NAV purchase of Class A shares for the account. The concession rate resets on each anniversary date of the initial NAV purchase, provided that the account continues to qualify for treatment at NAV. Current holdings of Class B, C, and P shares will be included for purposes of calculating the breakpoints in the Schedule below and the amount of the concessions payable with respect to the Class A shares investment. Concessions may not be paid with respect to Alliance Arrangements unless Lord Abbett Distributor can monitor the applicability of the CDSC. In addition, if a Financial Intermediary decides to waive receipt of the concession, any CDSC that might otherwise have applied to any such purchase will be waived.

Financial Intermediaries should contact Lord Abbett Distributor for more complete information on the commission structure.

Dealer Concession Schedule - Class A Shares

(for certain purchases without a front-end sales charge)

The dealer concession received is based on the amount of the Class A share investment as follows:

Class A Investments	Front-End Sales Charge*	Dealer's Concession
First $5 million	None	1.00%
Next $5 million above that	None	0.55%
Next $40 million above that	None	0.50%
Over $50 million	None	0.25%

*  Class A shares purchased without a sales charge will be subject to a 1% CDSC if they are redeemed on or before the 12th month after the month in which the shares were initially purchased. For Alliance Arrangements involving Financial Intermediaries offering multiple fund families to Retirement or Benefit Plans, the CDSC normally will be collected only when a Plan effects a complete redemption of all or substantially all shares of all Lord Abbett-sponsored funds in which the Plan is invested.

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Contingent Deferred Sales Charge (CDSC)

A CDSC, regardless of class, is not charged on shares acquired through reinvestment of dividends or capital gains distributions and is charged on the original purchase cost or the current market value of the shares at the time they are redeemed, whichever is lower. In addition, repayment of loans under Retirement and Benefit Plans will constitute new sales for purposes of assessing the CDSC.

To minimize the amount of any CDSC, the Funds redeem shares in the following order:

1. shares acquired by reinvestment of dividends and capital gains (always free of a CDSC)

2. shares held for six years or more (Class B), or one year or more after the month of purchase (Class A), or one year or more (Class C)

3. shares held the longest before the sixth anniversary of their purchase (Class B), or before the first anniversary after the month of their purchase (Class A) or before the first anniversary of their purchase (Class C)

Class A Share CDSC. If you buy Class A shares of a Fund under one of the starred ( ) categories listed above or if you acquire Class A shares in exchange for Class A shares of another Lord Abbett-sponsored fund subject to a CDSC and you redeem any of the Class A shares on or before the 12th month after the month in which you initially purchased those shares, a CDSC of 1% normally will be collected.

The Class A share CDSC generally will not be assessed under the following circumstances:

•  benefit payments under Retirement and Benefit Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service, or any excess distribution under Retirement and Benefit Plans (documentation may be required)

•  redemptions by Retirement and Benefit Plans made through Financial Intermediaries that have special arrangements with the Funds and/or Lord Abbett Distributor, provided the Plan has not redeemed all, or substantially all, of its assets from the Lord Abbett-sponsored funds

Benefit Payment Documentation. (Class A CDSC only) Requests for benefit payments of $50,000 or more must be in writing. Use the address indicated under "Opening your Account."

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•  redemptions by Retirement and Benefit Plans made through Financial Intermediaries that have special arrangements with the Funds and/or Lord Abbett Distributor that include the waiver of CDSCs and that were initially entered into prior to December 2002

•  Eligible Mandatory Distributions under 403(b) Plans and individual retirement accounts

Class B Share CDSC. The CDSC for Class B shares normally applies if you redeem your shares before the sixth anniversary of their initial purchase. The CDSC will be remitted to Lord Abbett Distributor. The CDSC declines the longer you own your shares, according to the following schedule:

Contingent Deferred Sales Charges - Class B Shares
Anniversary(1) of the purchase order was accepted	Contingent Deferred Sales the day on which	Charge on redemption (as % of amount subject to charge)
On	Before
	1st	5.0%
1st	2nd	4.0%
2nd	3rd	3.0%
3rd	4th	3.0%
4th	5th	2.0%
5th	6th	1.0%
on or after the 6th(2)		None

(1)  The anniversary is the same calendar day in each respective year after the date of purchase. For example, the anniversary for shares purchased on May 1 will be May 1 of each succeeding year.

(2)  Class B shares will automatically convert to Class A shares after the eighth anniversary of your purchase of Class B shares.

Class C Share CDSC. The 1% CDSC for Class C shares normally applies if you redeem your shares before the first anniversary of their purchase. The CDSC will be remitted to Lord Abbett Distributor.

Eligible Mandatory Distributions. If Class A or B shares represent a part of an individual's total IRA or 403(b) investment, the CDSC will be waived only for that part of a mandatory distribution that bears the same relation to the entire mandatory distribution as the Class A or B share investment bears to the total investment.

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Class B and Class C Share CDSC. The Class B share CDSC and Class C share CDSC generally will not be assessed under the following circumstances:

•  benefit payments under Retirement and Benefit Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service, or any excess contribution or distribution under Retirement and Benefit Plans (documentation may be required)

•  Eligible Mandatory Distributions under 403(b) Plans and individual retirement accounts

•  death of the shareholder

•  redemptions of shares in connection with Div-Move and Systematic Withdrawal Plans (up to 12% per year)

See "Automatic Services" under "Services For Fund Investors" for more information.

A broker-dealer may pay on behalf of an investor or reimburse an investor for a CDSC otherwise applicable in the case of transactions involving purchases through such broker-dealer where the investor is concurrently selling his or her holdings in Class B or Class C shares of a Fund and buying Class A shares of that Fund, provided that the purchases are related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability.

Class P Shares. Class P shares have lower annual expenses than Class B and Class C shares, no front-end sales charge, and no CDSC. Class P shares are currently sold and redeemed at NAV in connection with (a) orders made by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees for services that include investment advisory or management services, provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Funds and/or Lord Abbett Distributor specifically for such orders; (b) orders for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or

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other administrative services for the Plans and have entered into special arrangements with the Funds and/or Lord Abbett Distributor specifically for such orders; and (c) orders made by or on behalf of a Financial Intermediary for clients participating in an IRA Rollover program sponsored by the Financial Intermediary that operates the program in an omnibus recordkeeping environment and has entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such orders.

Reinvestment Privilege. If you redeem shares of a Fund, you have a one-time right to reinvest some or all of the proceeds in the same class of any Eligible Fund within 60 days without a sales charge. If you paid a CDSC when you redeemed your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

SALES COMPENSATION

As part of its plan for distributing shares, each Fund and Lord Abbett Distributor pay sales and service compensation to Authorized Institutions that sell the Fund's shares and service its shareholder accounts.

As shown in the table "Fees and Expenses," sales compensation originates from sales charges, which are paid directly by shareholders, and 12b-1 distribution fees, which are paid by the Funds. Service compensation originates from 12b-1 service fees. Because 12b-1 fees are paid on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee	Class A	Class B	Class C	Class P
Service	.25%	.25%	.25%	.20%
Distribution	.10%	.75%	.75%	.25%

Authorized Institutions are institutions and persons permitted by law to receive service and/or distribution fees under a Rule 12b-1 Plan. Lord Abbett Distributor is an Authorized Institution.
12b-1 fees are payable regardless of expenses. The amounts payable by the Fund need not be directly related to expenses. If Lord Abbett Distributor's actual expenses exceed the fee payable to it, the Fund will not have to pay more than that fee. If Lord Abbett Distributor's expenses are less than the fee it receives, Lord Abbett Distributor will keep the full amount of the fee.

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The Rule 12b-1 plan provides that the maximum payments that may be authorized by the Board for Class A and Class P shares are 0.50% and 0.75%, respectively. We may not pay compensation where tracking data is not available for certain accounts or where the Authorized Institution waives part of the compensation. In such cases, we will not require payment of any otherwise applicable CDSC.

Sales Activities. We may use 12b-1 distribution fees to pay Authorized Institutions to finance any activity that is primarily intended to result in the sale of shares. Lord Abbett Distributor uses its portion of the distribution fees attributable to a Fund's Class A and Class C shares for activities that are primarily intended to result in the sale of such Class A and Class C shares, respectively. These activities include, but are not limited to, printing of prospectuses and statements of additional information and reports for other than existing shareholders, preparation and distribution of advertising and sales material, expenses of organizing and conducting sales seminars, additional concessions to Authorized Institutions, maintenance of shareholder accounts, the cost necessary to provide distribution-related services or personnel, travel, office expenses, equipment and other allocable overhead.

Service Activities. We may pay 12b-1 service fees to Authorized Institutions for any activity that is primarily intended to result in personal service and/or the maintenance of shareholder accounts. Any portion of the service fees paid to Lord Abbett Distributor will be used to service and maintain shareholder accounts.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. In addition to the various sales commissions and 12b-1 fees described above, Lord Abbett, Lord Abbett Distributor and the Funds may make other payments to Dealers.

Lord Abbett or Lord Abbett Distributor makes payments to Dealers in its sole discretion, at its own expense and without cost to the Funds or the Funds' shareholders. The payments may be for:

•  marketing and/or distribution support for Dealers;

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•  the Dealers' and their investment professionals' shareholder servicing efforts;

•  training and education activities for the Dealers, their investment professionals and/or their clients or potential clients;

•  certain information regarding Dealers and their investment professionals;

•  sponsoring or otherwise bearing, in part or in whole, the costs for other meetings of Dealers' investment professionals and/or their clients or potential clients;

•  the purchase of products or services from the Dealers, such as investment research, software tools or data for investment analysis purposes; and/or

•  certain Dealers' costs associated with orders relating to Fund shares ("ticket charges").

Some of these payments may be referred to as revenue sharing payments. Most of these payments are intended to reimburse Dealers directly or indirectly for the costs that they or their investment professionals incur in connection with educational seminars and training efforts about the Lord Abbett Funds to enable the Dealers and their investment professionals to make recommendations and provide services that are suitable and useful in meeting shareholder needs, as well as to maintain the necessary infrastructure to make the Lord Abbett Funds available to shareholders. The costs and expenses related to these efforts may include travel, lodging, entertainment and meals, among other things. In addition, Lord Abbett Distributor may, for specified periods of time, decide to forgo the portion of any front-end sales charges to which it normally is entitled and allow Dealers to retain the full sales charge for sales of Fund shares. In some instances, these temporary arrangements will be offered only to certain Dealers expected to sell significant amounts of Fund shares.

Lord Abbett or Lord Abbett Distributor, in its sole discretion, determines the amounts of payments to Dealers, with the exception of purchases of products or

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services and certain expense reimbursements. Lord Abbett and Lord Abbett Distributor consider many factors in determining the basis or amount of any additional payments to Dealers. These factors include the Dealer's sales, assets and redemption rates relating to Lord Abbett Funds, penetration of Lord Abbett Fund sales among investment professionals within the Dealer, and the potential to expand Lord Abbett's relationship with the Dealer. Lord Abbett and Lord Abbett Distributor also may take into account other business relationships Lord Abbett has with a Dealer, including other Lord Abbett financial products or advisory services sold by or provided to a Dealer or one or more of its affiliates. Based on its analysis of these factors, Lord Abbett groups Dealers into tiers, each of which is associated with a particular maximum amount of revenue sharing payments expressed as a percentage of assets of the Lord Abbett Funds attributable to that particular Dealer. The payments presently range from 0.02% to 0.1% of Lord Abbett Fund assets attributable to the Dealer and/or its investment professionals. For certain relationships entered into prior to February 1, 2006 with Dealers selling the Lord Abbett Funds in connection with variable insurance products, Lord Abbett or Lord Abbett Distributor may make payments up to 0.15% of the related Lord Abbett Funds' assets and/or sales. These maximum payment limitations may not be inclusive of payments for certain items, such as training and education activities, other meetings, and the purchase of certain products and services from the Dealers. The Dealers within a particular tier may receive different amounts of revenue sharing or may not receive any. Lord Abbett or Lord Abbett Distributor may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any given Fund. In addition, Lord Abbett's formula for calculating revenue sharing payments may be different from the formulas that the Dealers use. Please refer to the Funds' Statement of Additional Information for additional information relating to revenue sharing payments.

Neither Lord Abbett nor Lord Abbett Distributor makes payments directly to a Dealer's investment professionals,

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but rather they are made solely to the Dealer itself (with the exception of expense reimbursements related to the attendance of a Dealer's investment professionals at training and education meetings and at other meetings involving the Lord Abbett Funds). The Dealers receiving additional payments include those that may recommend that their clients consider or select a Fund or other Lord Abbett Funds for investment purposes, including those that may include one or more of the Lord Abbett Funds on a "preferred" or "recommended" list of mutual funds. In some circumstances, the payments may create an incentive for a Dealer or its investment professionals to recommend or sell shares of Lord Abbett Funds to a client over shares of other funds. For more specific information about any additional payments, including revenue sharing, made to your Dealer, please contact your investment professional.

A Fund's portfolio transactions are not used as a form of sales-related compensation to Dealers that sell shares of the Lord Abbett Funds. Lord Abbett places the Fund's portfolio transactions with broker-dealer firms based on the firm's ability to provide the best net results from the transaction to the Fund. To the extent that Lord Abbett determines that a Dealer can provide the Funds with the best net results, Lord Abbett may place the Funds' portfolio transactions with the Dealer even though it sells or has sold shares of the Funds. In no event, however, does or will Lord Abbett give any consideration to a Dealer's sales in deciding which Dealer to choose to execute the Funds' portfolio transactions. Lord Abbett maintains policies and procedures designed to ensure that it places portfolio transactions based on the Funds' receipt of the best net results only. These policies and procedures also permit Lord Abbett to give consideration to proprietary investment research a Dealer may provide to Lord Abbett.

In addition to the payments from Lord Abbett or Lord Abbett Distributor described above, from time to time, the Lord Abbett Funds may enter into arrangements with and pay fees to Financial Intermediaries that provide

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recordkeeping services to certain groups of investors in the Lord Abbett Funds, including participants in Retirement and Benefit Plans, investors in mutual fund advisory programs, investors in variable insurance products and clients of Financial Intermediaries that operate in an omnibus environment (collectively, "Investors"). The recordkeeping services typically include: (a) establishing and maintaining Investor accounts and records; (b) recording Investor account balances and changes thereto; (c) arranging for the wiring of funds; (d) providing statements to Investors; (e) furnishing proxy materials, periodic Lord Abbett Fund reports, prospectuses and other communications to Investors as required; (f) transmitting Investor transaction information; and (g) providing information in order to assist the Lord Abbett Funds in their compliance with state securities laws. The fees the Lord Abbett Funds pay: (1) are designed to be equal to or less than the fees the Funds would pay to their transfer agent for similar services; and (2) do not relate to distribution services. The Lord Abbett Funds understand that, in accordance with guidance from the U.S. Department of Labor, Retirement and Benefit Plans, sponsors of qualified retirement plans and/or recordkeepers may be required to use the fees they (or, in the case of recordkeepers, their affiliates) receive for the benefit of the Retirement and Benefit Plans or the Investors. This may take the form of recordkeepers passing the fees through to their clients or reducing the clients' charges by the amount of fees the recordkeeper receives from mutual funds.

The Lord Abbett Funds may also pay fees to broker-dealers for networking services. Networking services may include but are not limited to:

•  establishing and maintaining individual accounts and records;

•  providing client account statements; and

•  providing 1099 forms and other tax statements.

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The networking fees that the Lord Abbett Funds pay to broker-dealers normally result in reduced fees paid by the Funds to the transfer agent, which would otherwise provide these services.

OPENING YOUR ACCOUNT

Important Information about Procedures for Opening a New Account Required by the USA PATRIOT ACT. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including each Fund, to obtain, verify, and record information that identifies each person who opens an account. What this means for you – when you open an account, we will ask for your name, address, date of birth, Social Security Number or similar number, and other information that will allow us to identify you. We will ask for similar information in the case of persons who will be signing on behalf of a legal entity that will own the account. We also may ask for copies of documents. If we are unable to obtain the required information within a short period of time after you try to open an account, we will return your Application. Your monies will not be invested until we have all required information. You also should know that we may verify your identity through the use of a database maintained by a third party or through other means. If we are unable to verify your identity, we may liquidate and close the account. This may result in adverse tax consequences. In addition, each Fund reserves the right to reject purchase orders accompanied by cash, cashier's checks, money orders, bank drafts, traveler's checks, and third party or double-endorsed checks, among others.

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MINIMUM INITIAL INVESTMENT

•	Regular Account	$1,000
•	Individual Retirement Accounts and 403(b) Plans under the Internal Revenue Code	$250
•	Uniform Gift to Minor Account	$250
•	Invest-A-Matic	$250

No minimum investment is required for certain Retirement and Benefit Plans and certain purchases through Financial Intermediaries that charge their clients a fee for services that include investment advisory or management services.

You may purchase shares through any independent securities dealer who has a sales agreement with Lord Abbett Distributor, or you can fill out the Application and send it to the relevant Fund at the address stated below. You should note that your purchases and other transactions may be subject to review and verification on an ongoing basis. Please carefully read the paragraph below titled "Proper Form" before placing your order to ensure that your order will be accepted.

[Name of Fund]
P.O. Box 219336
Kansas City, MO 64121

Proper Form. An order submitted directly to a Fund must contain: (1) a completed application with all applicable requested information, and (2) payment by check. When purchases are made by check, redemption proceeds will not be paid until the Fund or transfer agent is advised that the check has cleared, which may take up to 15 calendar days. For more information, please call the Funds at 800-821-5129.

By Exchange. Please call the Funds at 800-821-5129 to request an exchange from any eligible Lord Abbett-sponsored fund.

Your Investment

REDEMPTIONS

Redemptions of each Fund's shares are executed at the NAV next determined after a Fund receives your order in proper form. In the case of redemptions involving Retirement and Benefit Plans, you may be required to provide a Fund with one or more completed forms before your order will be executed. For more information, please call 800-821-5129. To determine if a CDSC applies to a redemption, see "Class A Share CDSC," "Class B Share CDSC," "Class C Share CDSC," and "Class B and Class C Share CDSC."

By Broker. Call your investment professional for instructions on how to redeem your shares.

By Telephone. To obtain the proceeds of a redemption of less than $50,000 from your account, you or your representative should call the Funds at 800-821-5129.

By Mail. Submit a written redemption request indicating the name(s) in which the account is registered, the relevant Fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to redeem and include all necessary signatures.

Normally a check will be mailed to the name(s) and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

If the signer has any legal capacity (i.e., the authority of an individual to act on behalf of an entity or other person(s)), the signature and capacity must be guaranteed by an Eligible Guarantor. Certain other legal documentation may be required. For more information regarding proper documentation, please call 800-821-5129.

Small Accounts. The Board may authorize closing any account in which there are fewer than 25 shares if it is in the Fund's best interest to do so.
Eligible Guarantor is any broker or bank that is usually a member of the medallion stamp program. Most major securities firms and banks are members of this program. A notary public is not an eligible guarantor.

Your Investment

A Guaranteed Signature is designed to protect you from fraud by verifying your signature. We require a Guaranteed Signature by an Eligible Guarantor on requests for:

•  a redemption check for which you have the legal capacity to sign on behalf of another person or entity (i.e., on behalf of an estate or on behalf of a corporation),

•  a redemption check payable to anyone other than the shareholder(s) of record,

•  a redemption check to be mailed to an address other than the address of record,

•  a redemption check payable to a bank other than the bank we have on file, or

•  a redemption for $50,000 or more.

Redemptions in Kind. A Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that a Fund would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

DISTRIBUTIONS AND TAXES

The Global Equity Fund expects to pay its shareholders dividends from its net investment income semiannually, while the Developing Local Markets Fund declares such income dividends _____ and expects to pay them to its shareholders _______. Each Fund distributes any net capital gains annually as "capital gains distributions."

Distributions will be reinvested in Fund shares unless you instruct a Fund to pay them to you in cash. For distributions payable on accounts other than those held in the name of your dealer, if you instruct a Fund to pay your distributions in cash, and the Post Office is unable to deliver one or more of your checks or one or more of your checks remains uncashed for a certain period, each Fund reserves the right to reinvest your checks in your account

Guaranteed Signature. An acceptable form of guarantee would be as follows:
•	In the case of an estate -

Robert A. Doe
  Executor of the Estate of
  John W. Doe

[Date]

•	In the case of a corporation - ABC Corporation

Mary B. Doe

By Mary B. Doe, President
[Date]

Your Investment

at the NAV on the day of the reinvestment following such period. In addition, each Fund reserves the right to reinvest all subsequent distributions in additional Fund shares in your account. No interest will accrue on checks while they remain uncashed before they are reinvested or on amounts represented by uncashed redemption checks. There are no sales charges on reinvestments.

A Fund's distributions are taxable to you in the year they are considered received for tax purposes. Distributions of investment income and short-term capital gains are taxable to you as ordinary income; however, certain qualified dividends that a Fund receives and distributes to you may be subject to a reduced tax rate if you meet holding period and certain other requirements. Distributions of net long-term capital gains are taxable to you as long-term capital gains. This tax treatment of distributions of net long-term capital gains applies regardless of how long you have owned Fund shares or whether distributions are reinvested or paid in cash.

Except in tax-advantaged accounts, any sale, redemption, or exchange of Fund shares may be taxable to you.

If you buy shares when a Fund has realized but not yet either declared or distributed income or capital gains, you will be "buying a dividend" by paying the full price for shares and then receiving a portion of the price back in the form of a potentially taxable dividend.

Certain tax reporting information concerning the tax treatment of Fund distributions, including the source of dividends and distributions of capital gains by a Fund, will be mailed to shareholders each year. Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of such distributions under the federal, state, and local tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, redemption, or exchange of your shares.

Your Investment

SERVICES FOR FUND INVESTORS

AUTOMATIC SERVICES

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You may set up most of these services when filling out the Application or by calling 800-821-5129.

For investing

Invest-A-Matic* (Dollar-cost averaging)	You can make fixed, periodic investments ($250 initial and $50 subsequent minimum) into your Fund account by means of automatic money transfers from your bank checking account. See the Application for instructions.

Div-Move*	You may automatically reinvest the dividends and distributions from your account into another account in any Eligible Fund ($50 minimum).

*	In the case of Financial Intermediaries maintaining accounts in omnibus recordkeeping environments or in nominee name that aggregate the underlying accounts' purchase orders for Fund shares, the minimum subsequent investment requirements described above will not apply to such underlying accounts.

For selling shares

Systematic Withdrawal Plan ("SWP")	You can make regular withdrawals from most Lord Abbett-sponsored funds. Automatic cash withdrawals will be paid to you from your account in fixed or variable amounts. To establish a SWP, the value of your shares for Class A or Class C must be at least $10,000, and for Class B the value of your shares must be at least $25,000, except in the case of a SWP established for Retirement and Benefit Plans, for which there is no minimum. Your shares must be in non-certificate form.

Class B and Class C shares	The CDSC will be waived on redemptions of up to 12% of the current net asset value of your account at the time of your SWP request. For SWP redemptions over 12% per year, the CDSC will apply to the entire redemption. Please contact the Funds for assistance in minimizing the CDSC in this situation.

Redemption proceeds due to a SWP for Class B and Class C shares will be redeemed in the order described under "CDSC" under "Purchases."

Your Investment

OTHER SERVICES

Telephone Investing. After we have received the Application (selecting "yes" under Section 8C and completing Section 7), you may instruct us by phone to have money transferred from your bank account to purchase shares of the Funds for an existing account. Each Fund will purchase the requested shares when it receives the money from your bank.

Exchanges. You or your investment professional may instruct the Funds to exchange shares of any class for shares of the same class of any Eligible Fund. Instructions may be provided in writing or by telephone, with proper identification, by calling 800-821-5129. The Funds must receive instructions for the exchange before the close of the NYSE on the day of your call, in which case you will get the NAV per share of the Eligible Fund determined on that day. Exchanges will be treated as a sale for federal tax purposes and may create a taxable situation for you (see "Distributions and Taxes" section). Be sure to read the current prospectus for any fund into which you are exchanging.

Account Statements. Every Lord Abbett investor automatically receives quarterly account statements.

Householding. We have adopted a policy that allows us to send only one copy of a Fund's prospectus, proxy material, Annual Report and Semiannual Report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call us at 800-821-5129 or send a written request with your name, the name of your Fund or Funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Account Changes. For any changes you need to make to your account, consult your investment professional or call the Funds at 800-821-5129.

Systematic Exchange. You or your investment professional can establish a schedule of exchanges between the same classes of any Eligible Fund.

Telephone Transactions. You have this privilege unless you refuse it in writing. For your security, telephone transaction requests are recorded. We will take measures to verify the identity of the caller, such as asking for your name, account number, social security or taxpayer identification number and other relevant information. The Funds will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine.
Transactions by telephone may be difficult to implement in times of drastic economic or market change.
Exchange Limitations. As described under "Your Investment – Purchases," we reserve the right to modify, restrict, or reject any exchange request if a Fund or Lord Abbett Distributor determines it is in the best interest of the Fund and its shareholders. Each Fund also may revoke the privilege for all shareholders upon 60 days' written notice.

Your Investment

Global Equity Fund

FINANCIAL HIGHLIGHTS

This table describes the Fund's performance for the fiscal years indicated. "Total Return" shows how much your investment in the Fund would have increased (decreased) during each year, assuming you had reinvested all dividends and distributions.

	Class A Shares
	Year Ended 12/31
Per Share Operating Performance	2006	2005	2004	2003	2002
Net asset value, beginning of year	$12.23	$11.75	$10.51	$8.33	$10.02
Investment operations:
Net investment income (loss)(a)	.05	.05	(.01)	.04	.03
Net realized and unrealized gain (loss)	2.13	.91	1.27	2.16	(1.69)
Total from investment operations	2.18	.96	1.26	2.20	(1.66)
Distributions to shareholders from:
Net investment income	(.04)	(.05)	(.02)	(.02)	(.03)
Net realized gain	(1.20)	(.43)	—	—	—
Total distributions	(1.24)	(.48)	(.02)	(.02)	(.03)
Net asset value, end of year	$13.17	$12.23	$11.75	$10.51	$8.33
Total Return(b)	18.12%	8.21%	11.99%	26.38%	(16.58)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.60%	1.60%	2.05%	1.95%	2.29%
Expenses, excluding expense reductions and including expenses assumed	1.60%	1.60%	2.05%	1.95%	2.29%
Expenses, excluding expense reductions and expenses assumed	1.83%	1.94%	2.05%	1.95%	2.29%
Net investment income (loss)	.36%	.43%	(.11)%	.45%	.30%
Supplemental Data:
Net assets, end of year (000)	$83,067	$67,807	$59,915	$52,828	$37,555
Portfolio turnover rate	95.23%	97.65%	170.93%	56.26%	43.52%

Financial Information

Global Equity Fund

FINANCIAL HIGHLIGHTS (Continued)

	Class B Shares
	Year Ended 12/31
Per Share Operating Performance	2006	2005	2004	2003	2002
Net asset value, beginning of year	$11.65	$11.24	$10.10	$8.04	$9.70
Investment operations:
Net investment loss(a)	(.04)	(.02)	(.08)	(.02)	(.03)
Net realized and unrealized gain (loss)	2.02	.86	1.22	2.08	(1.63)
Total from investment operations	1.98	.84	1.14	2.06	(1.66)
Distributions to shareholders from:
Net investment income	(.01)	—	—	—	—
Net realized gain	(1.20)	(.43)	—	—	—
Total distributions	(1.21)	(.43)	—	—	—
Net asset value, end of year	$12.42	$11.65	$11.24	$10.10	$8.04
Total Return(b)	17.28%	7.52%	11.29%	25.62%	(17.11)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	2.25%	2.25%	2.69%	2.61%	2.92%
Expenses, excluding expense reductions and including expenses assumed	2.25%	2.25%	2.69%	2.61%	2.92%
Expenses, excluding expense reductions and expenses assumed	2.48%	2.58%	2.69%	2.61%	2.92%
Net investment loss	(.29)%	(.22)%	(.75)%	(.21)%	(.33)%
Supplemental Data:
Net assets, end of year (000)	$11,502	$9,064	$7,818	$6,033	$4,208
Portfolio turnover rate	95.23%	97.65%	170.93%	56.26%	43.52%

Financial Information

Global Equity Fund

FINANCIAL HIGHLIGHTS (Concluded)

	Class C Shares
	Year Ended 12/31
Per Share Operating Performance	2006	2005	2004	2003	2002
Net asset value, beginning of year	$11.67	$11.25	$10.11	$8.06	$9.73
Investment operations:
Net investment loss(a)	(.04)	(.02)	(.08)	(.02)	(.03)
Net realized and unrealized gain (loss)	2.02	.87	1.22	2.07	(1.64)
Total from investment operations	1.98	.85	1.14	2.05	(1.67)
Distributions to shareholders from:
Net investment income	(.01)	—	—	—	—
Net realized gain	(1.20)	(.43)	—	—	—
Total distributions	(1.21)	(.43)	—	—	—
Net asset value, end of year	$12.44	$11.67	$11.25	$10.11	$8.06
Total Return(b)	17.25%	7.61%	11.28%	25.59%	(17.16)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	2.25%	2.25%	2.69%	2.61%	2.92%
Expenses, excluding expense reductions and including expenses assumed	2.25%	2.25%	2.69%	2.61%	2.92%
Expenses, excluding expense reductions and expenses assumed	2.48%	2.58%	2.69%	2.61%	2.92%
Net investment loss	(.30)%	(.22)%	(.75)%	(.29)%	(.33)%
Supplemental Data:
Net assets, end of year (000)	$12,681	$8,991	$7,158	$4,111	$2,406
Portfolio turnover rate	95.23%	97.65%	170.93%	56.26%	43.52%

(a)  Calculated using average shares outstanding during the period.

(b)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

Financial Information

Developing Local Markets Fund
(formerly Global Income Fund)

FINANCIAL HIGHLIGHTS

This table describes the Fund's performance for the fiscal years indicated. "Total Return" shows how much your investment in the Fund would have increased (decreased) during each year, assuming you had reinvested all dividends and distributions.

	Class A Shares
	Year Ended 12/31
Per Share Operating Performance	2006	2005	2004	2003	2002
Net asset value, beginning of year	$6.80	$7.66	$7.43	$6.91	$6.35
Investment operations:
Net investment income(a)	.18	.17	.17 (c)	.18	.20
Net realized and unrealized gain (loss)	.17	(.59)	.43	.68	.72
Total from investment operations	.35	(.42)	.60	.86	.92
Distributions to shareholders from:
Net investment income	(.31)	(.44)	(.37)	(.34)	(.25)
Paid-in capital	—	—	—	—	(.11)
Total distributions	(.31)	(.44)	(.37)	(.34)	(.36)
Net asset value, end of year	$6.84	$6.80	$7.66	$7.43	$6.91
Total Return(b)	5.22%	(5.61)%	8.40%	12.79%	14.90%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.30%	1.30%	1.40%	1.35%	1.44%
Expenses, excluding expense reductions and including expenses assumed	1.30%	1.30%	1.40%	1.35%	1.44%
Expenses, excluding expense reductions and expenses assumed	1.43%	1.38%	1.40%	1.35%	1.44%
Net investment income	2.70%	2.36%	2.33%	2.43%	3.09%
Supplemental Data:
Net assets, end of year (000)	$50,398	$52,275	$55,821	$56,386	$55,419
Portfolio turnover rate	271.35%	194.12%	260.11%	239.18%	216.16%

Financial Information

Developing Local Markets Fund
(formerly Global Income Fund)

FINANCIAL HIGHLIGHTS (Continued)

	Class B Shares
	Year Ended 12/31
Per Share Operating Performance	2006	2005	2004	2003	2002
Net asset value, beginning of year	$6.80	$7.67	$7.45	$6.92	$6.37
Investment operations:
Net investment income(a)	.14	.12	.12 (c)	.13	.16
Net realized and unrealized gain (loss)	.17	(.60)	.43	.70	.71
Total from investment operations	.31	(.48)	.55	.83	.87
Distributions to shareholders from:
Net investment income	(.26)	(.39)	(.33)	(.30)	(.22)
Paid-in capital	—	—	—	—	(.10)
Total distributions	(.26)	(.39)	(.33)	(.30)	(.32)
Net asset value, end of year	$6.85	$6.80	$7.67	$7.45	$6.92
Total Return(b)	4.67%	(6.34)%	7.58%	12.22%	14.04%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.95%	1.95%	2.04%	1.99%	2.06%
Expenses, excluding expense reductions and including expenses assumed	1.95%	1.95%	2.04%	1.99%	2.06%
Expenses, excluding expense reductions and expenses assumed	2.08%	2.03%	2.04%	1.99%	2.06%
Net investment income	2.05%	1.71%	1.69%	1.79%	2.42%
Supplemental Data:
Net assets, end of year (000)	$4,184	$4,636	$5,291	$3,719	$2,842
Portfolio turnover rate	271.35%	194.12%	260.11%	239.18%	216.16%

Financial Information

Developing Local Markets Fund
(formerly Global Income Fund)

FINANCIAL HIGHLIGHTS (Continued)

	Class C Shares
	Year Ended 12/31
Per Share Operating Performance	2006	2005	2004	2003	2002
Net asset value, beginning of year	$6.81	$7.67	$7.45	$6.92	$6.37
Investment operations:
Net investment income(a)	.14	.12	.12 (c)	.13	.17
Net realized and unrealized gain (loss)	.17	(.59)	.43	.70	.71
Total from investment operations	.31	(.47)	.55	.83	.88
Distributions to shareholders from:
Net investment income	(.26)	(.39)	(.33)	(.30)	(.23)
Paid-in capital	—	—	—	—	(.10)
Total distributions	(.26)	(.39)	(.33)	(.30)	(.33)
Net asset value, end of year	$6.86	$6.81	$7.67	$7.45	$6.92
Total Return(b)	4.66%	(6.20)%	7.59%	12.29%	14.19%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.95%	1.95%	2.04%	1.99%	1.94%
Expenses, excluding expense reductions and including expenses assumed	1.95%	1.95%	2.04%	1.99%	1.94%
Expenses, excluding expense reductions and expenses assumed	2.08%	2.02%	2.04%	1.99%	1.94%
Net investment income	2.05%	1.70%	1.69%	1.79%	2.56%
Supplemental Data:
Net assets, end of year (000)	$6,608	$7,004	$6,235	$5,212	$2,989
Portfolio turnover rate	271.35%	194.12%	260.11%	239.18%	216.16%

Financial Information

Developing Local Markets Fund
(formerly Global Income Fund)

FINANCIAL HIGHLIGHTS (Concluded)

	Class P Shares
	Year Ended 12/31
Per Share Operating Performance	2006	2005	2004	2003	2002
Net asset value, beginning of year	$6.77	$7.59	$7.39	$6.87	$6.32
Investment operations:
Net investment income(a)	.18	.16	.16 (c)	.17	.20
Net realized and unrealized gain (loss)	.17	(.58)	.36	.69	.71
Total from investment operations	.35	(.42)	.52	.86	.91
Distributions to shareholders from:
Net investment income	(.30)	(.40)	(.32)	(.34)	(.25)
Paid-in capital	—	—	—	—	(.11)
Total distributions	(.30)	(.40)	(.32)	(.34)	(.36)
Net asset value, end of year	$6.82	$6.77	$7.59	$7.39	$6.87
Total Return(b)	5.34%	(5.60)%	7.34%	12.78%	14.82%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.22%	1.38%	1.49%	1.44%	1.51%
Expenses, excluding expense reductions and including expenses assumed	1.22%	1.38%	1.49%	1.44%	1.51%
Expenses, excluding expense reductions and expenses assumed	1.50%	1.39%	1.49%	1.44%	1.51%
Net investment income	2.60%	2.20%	2.24%	2.34%	2.96%
Supplemental Data:
Net assets, end of year (000)	$2	$2	$2	$1,904	$1,082
Portfolio turnover rate	271.35%	194.12%	260.11%	239.18%	216.16%

(a)  Calculated using average shares outstanding during the period.

(b)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c)  Interest expense is less than $.01.

Financial Information

Notes:

Notes:

Notes:

Notes:

Notes:

To Obtain Information:

By telephone. For shareholder account inquiries call the Funds at: 800-821-5129. For literature requests call the Funds at: 800-874-3733.

By mail. Write to each Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

Via the Internet.
Lord, Abbett & Co. LLC
www.LordAbbett.com

Text only versions of Fund documents can be viewed online or downloaded from the SEC: www.sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending your request electronically to publicinfo@sec.gov.

  Lord Abbett Mutual Fund shares
  are distributed by:

  LORD ABBETT DISTRIBUTOR LLC

  90 Hudson Street
  Jersey City, New Jersey 07302-3973

Additional Information

More information on each Fund is available free upon request, including the following:

Annual/Semiannual Report

The Funds' Annual and Semiannual Reports contain more information about each Fund's investments and perfomance. The Annual Report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year. The Reports are available, free of charge, at www.LordAbbett.com and through other means as indicated on the left.

Statement of Additional Information ("SAI")

The SAI provides more details about the Funds and their policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus). The SAI is available at www.LordAbbett.com, and through other means, as indicated on the left.

Lord Abbett Global Fund, Inc.
    Equity Series
    Lord Abbett Developing Local Markets Fund

LAGF-1
(6/07)

SEC File Number: 811-05476

LORD ABBETT

Lord Abbett

Global Equity Fund

Developing Local Markets Fund

   ,

  2007

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Class Y shares of the Global Equity Fund and the Developing Local Markets Fund are not offered to the general public and are not available in all states. Please call 800-821-5129 for further information.

CLASS Y SHARES

PROSPECTUS

Page

  The Funds

Information about the goal, principal strategy, main risks, performance, fees, and expenses	Global Equity Fund	2

	Developing Local Markets Fund	10

	Additional Investment Information	21

	Management	25

  Your Investment

Information for managing your Fund account	Purchases	28

	Redemptions	37

	Distributions and Taxes	39

	Services for Fund Investors	40

  Financial Information

Financial Highlights	Global Equity Fund	45

	Developing Local Markets Fund	46

  Additional Information

How to learn more about the Funds and other Lord Abbett Funds	Back Cover

Global Equity Fund

GOAL

The Fund's investment objective is long-term growth of capital and income consistent with reasonable risk. The production of current income is a secondary consideration.

PRINCIPAL STRATEGY

To pursue this goal, the Fund primarily invests in the equity securities of large domestic and foreign companies that we believe to be in sound financial condition at the time of purchase. Under normal circumstances, the Fund will diversify its investments among a number of different countries throughout the world. We consider large domestic companies to be those companies with market capitalizations at the time of purchase that fall within the market capitalization range of companies in the Russell 1000® Index, a widely used benchmark for large-cap domestic stock performance. As of June 30, 2006, the market capitalization range of the Russell 1000® Index was $1.7 billion to $371.2 billion. This range varies daily. A large foreign company is a company included among the largest 80% of companies in terms of market capitalization at the time of purchase in each country represented in the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index"), a widely used benchmark for international stock performance. As of June 1, 2006, the market capitalization range of the MSCI EAFE® Index was $481 million to $237.8 billion. This range varies daily. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. The Fund will provide shareholders with at least 60 days' notice of any change in this policy. Equity securities may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments.

We or the Fund or Global Equity Fund refers to the Lord Abbett Global Equity Fund, a portfolio or series of Lord Abbett Global Fund, Inc. (the "Company").
Lord, Abbett & Co. LLC or Lord Abbett refers to the Fund's investment adviser.
About the Fund. The Fund is a professionally managed portfolio primarily holding investments purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

The Funds
2

Global Equity Fund

Common stocks, the most familiar type of equity security, represent an ownership interest in a company. In selecting investments for the Fund:

•  we perform a fundamental analysis of companies in an attempt to determine the relative economic value of their businesses and support an assessment of the inherent investment risks

•  we focus on companies demonstrating successful strategic business plan selection, strategy and execution, reflecting strong management leadership

•  we use various quantitative models and screening tools to provide support for the construction of the portfolio

The Fund may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts (a type of forward contract) and invest in foreign currency futures contracts and options on foreign currencies and futures. The Fund may use these currency-related transactions to hedge the risk to the portfolio that foreign exchange price movements will be unfavorable for U.S. investors. Generally, these instruments allow the Fund to lock in a specified exchange rate for a period of time. They may also be used to increase the Fund's exposure to foreign currencies that Lord, Abbett & Co. LLC ("Lord Abbett") believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another.

MAIN RISKS

The main risks of the Fund include the risks of investing in foreign securities in foreign markets, the risks of investing in the equity securities market, currency risk, the risks of investing in derivatives, liquidity risk, and the risks from leverage. These risks are discussed in more detail below.

Equity Investments. The Fund is subject to the general risks and considerations associated with equity investing. This means the value of your investment will fluctuate in

A forward contract involves obligations of one party to purchase, and another party to sell, a specific amount of a security, currency or other financial instrument at a future date, at a price established in the contract. Forward contracts also may be structured for cash settlement, rather than physical delivery.

The Funds
3

Global Equity Fund

response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. If the Fund's assessment of a company's value or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Certain investments may never reach what we think is their full value or may go down in value.

Foreign Investments. Foreign investments generally pose greater risks than domestic investments securities. Foreign markets and their investments may not be subject to the same degree of regulation as U.S. markets. Key information about an issuer, security, or market may be inaccurate or unavailable. Securities clearance, settlement procedures and trading practices may be different, and transaction costs may be higher in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls. With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes, and political or social instability that could affect investments in those countries.

Developing or Emerging Market Investments. The Fund also invests in developing or emerging market investments. These investments tend to be less liquid, be especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain developing or emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions.

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Global Equity Fund

Foreign (Non-U.S.) Currencies. The Fund is subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

Derivatives. The risks associated with derivatives, such as forward contracts, futures and options, may be different and greater than the risks associated with directly investing in securities and other investments. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether the Fund's use of derivatives is successful will depend on, among other things, if Lord Abbett correctly forecasts market movements, changes in foreign exchange and interest rates, and other factors. If Lord Abbett incorrectly forecasts these and other factors, the Fund's performance could suffer. See also "Additional Investment Information" for further information concerning futures contracts and related options, listed options on securities, and swaps and similar transactions.

Foreign Currency-Related Transactions. In the case of the Fund's currency-related transactions, their use involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund's return could be reduced as a result. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign

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Global Equity Fund

countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund and denominated in those currencies. Also, it may be difficult or impractical to hedge currency risk in many developing or emerging countries. Under some circumstances, the Fund may commit a substantial portion or the entire value of its portfolio to the completion of forward contracts.

Liquidity. The Fund may be exposed to liquidity risk from its investments in foreign securities, derivatives, or securities with substantial market and credit risk, since these investments may be difficult to buy or sell. Illiquid securities may lower the Fund's returns since the Fund may be unable to sell these securities at its desired time or price.

Leverage. Certain of the Fund's transactions (including, among others, forward currency contracts and other derivatives, reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions) may give rise to leverage risk. Leverage, including borrowing, may increase volatility in the Fund by magnifying the effect of changes in the value of the Fund's holdings. The use of leverage may cause investors in the Fund to lose more money in adverse environments than would have been the case in the absence of leverage. The Fund may be required to segregate permissible liquid assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its requirements to segregate. There is no assurance that the Fund will be able to employ leverage successfully.

General. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

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Global Equity Fund

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class Y shares from calendar year to calendar year.

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Global Equity Fund

The table below shows how the average annual total returns of the Fund's Class Y shares compare to those of a broad-based securities market index.

The after-tax returns of Class Y shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Through December 31, 2006
Share Class	1 Year	Life of Fund(1)
Class Y Shares Return Before Taxes	18.46%	17.88%
Return After Taxes on Distributions	15.74%	16.05%
Return After Taxes on Distributions and Sales of Fund Shares	13.03%	14.57%
MSCI World Index ("With Gross Dividends")(2)(3) (reflects no deductions for fees, expenses, or taxes)	20.65%	19.51%
MSCI World Index ("With Net Dividends")(2)(3) (reflects no deductions for fees or expenses, but reflects deduction of withholding taxes)	20.07%	18.94%

(1)  The date of inception for the Class Y is 10/19/2004.

(2)  The performance of the unmanaged index is not representative of the Fund's performance.

(3)  The MSCI World Index ("With Gross Dividends") assumes reinvestment of all dividends and distributions. The MSCI World Index ("With Net Dividends" reflects a reduction in dividends after taking into account the withholding of taxes by certain foreign countries represented in the MSCI World Index.

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Global Equity Fund

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund.

Fee Table
Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge	none
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management")	0.75%
Other Expenses	0.73%
Total Operating Expenses	1.48%
Expense Reimbursement(1)	(0.23)%
Net Expenses(1)	1.25%

(1)  For the period January 1, 2007 through April 30, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses so that the Fund's Net Expenses do not exceed an aggregate annualized rate of 1.25% of average daily net assets for Class Y shares.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class Y Shares	$127	$437	$778	$1,742

Your expenses would be the same if you did not redeem your shares.

Management Fees are payable to Lord Abbett for the Fund's investment management.
Other Expenses include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries for providing recordkeeping or other administrative services in connection with investments in the Fund. Financial Intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

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Developing Local Markets Fund
(formerly, Global Income Fund)

GOAL

The Fund's investment objective is to seek high total return.

PRINCIPAL STRATEGY

To pursue its goal, under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in instruments that provide investment exposure to the currencies of, and in fixed income instruments denominated in the currencies of, developing markets. The Fund will provide shareholders with at least 60 days' notice of any change in this policy. The Fund may invest substantially in forward foreign currency contracts (a type of forward contract) or other derivatives, such as options, futures contracts, and swap agreements. Lord Abbett will determine the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and other specific factors.

The Fund may:

•  invest directly in foreign currencies or in securities denominated in, or that provide investment exposure to, foreign currencies;

•  engage in foreign currency transactions on a spot (cash) basis;

•  invest in foreign currency futures contracts;

•  invest in options on foreign currencies and futures;

•  invest in high-yield debt securities, subject to a maximum of 15% of its total assets in such securities, or in unrated securities that Lord Abbett determines to be of comparable quality as such securities;

•  obtain market exposure to the securities in which it primarily invests by entering into a series of purchase

We or the Fund or Developing Local Markets Fund refers to the Lord Abbett Developing Local Markets Fund (formerly known as the Income Series), a portfolio or series of the Company.
Lord, Abbett & Co. LLC or Lord Abbett refers to the Fund's investment adviser.
About the Fund. The Fund is a professionally managed portfolio primarily holding investments purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.
A developing market is any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income member countries of the Organisation for Economic Co-operation and Development ("OECD") for the past five consecutive years. Developing markets include countries in Asia, Africa, the Middle East, Latin America, and Europe.
A forward contract involves obligations of one party to purchase, and another party to sell, a specific amount of a security, currency or other financial instrument at a future date, at a price established in the contract. Forward contracts also may be structured for cash settlement, rather than physical delivery.
Derivatives are financial instruments that derive their value from the value of an underlying asset, reference rate or index.
High-yield debt securities (sometimes called "lower rated bonds" or "junk bonds") are rated BB/Ba or lower and typically pay a higher yield than investment grade debt securities. High-yield debt securities have a higher risk of default than investment grade debt securities, and their prices are much more volatile. The market for high-yield debt securities may also be less liquid.

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Developing Local Markets Fund

and sale contracts, or by using investment techniques, such as buy backs or dollar rolls;

•  hedge its exposure to developing country currencies (but is not required to do so); and

•  invest in other types of fixed income instruments that may not be denominated in the currencies of developing markets and may not provide investment exposure to the currencies of developing markets.

When the Fund is invested substantially in forward foreign currency contracts or other derivative instruments, the Fund will not have a material portion of its assets invested in securities issued by issuers located in developing markets. Because the delivery and settlement of the contract is in the future, the Fund will retain the assets intended to be used to settle the contract until the specified future date. The Fund will invest these assets in various U.S. fixed income instruments that would be expected to generate income for the Fund.

In connection with its currency and other derivative transactions, the Fund will be required to segregate permissible liquid assets, or engage in other measures to "cover" the Fund's obligations relating to such transactions. For example, in the case of futures contracts or forward contracts that are not contractually required to cash settle, the Fund will be obligated to set aside liquid assets equal to such contracts' full notional value (generally, the total numerical value of the asset underlying a future or forward contract at the time of valuation) while the positions are open.

With respect to futures contracts or forward contracts that are contractually required to cash settle, however, the Fund will be permitted to set aside liquid assets in an amount equal to the Fund's daily marked-to-market net obligation (i.e., the Fund's daily net liability) under the contracts, if any, rather than such contracts' full notional value. The Fund may also enter into non-deliverable currency forward contracts ("NDFs"), which are a particular type of cash-settled forward contract that is

Investment grade debt securities are debt securities that are rated within the four highest grades assigned by Moody's Investor Service Inc. (Aaa, Aa, A, Baa), Standard & Poor's Rating Services (AAA, AA, A, BBB) or Fitch Investors Service (AAA, AA, A, BBB) (each a "Rating Agency") or are unrated but are determined by us to be of comparable quality.

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Developing Local Markets Fund

generally used to gain exposure to a non-convertible or relatively thinly traded foreign currency. NDFs are often used when seeking to take positions in the currencies of emerging market countries.

All or a portion of the Fund's investments in U.S. fixed income instruments would be employed to "cover" the Fund's obligations relating to its currency and other transactions. The value of such investments and the value of forward foreign currency contracts and other instruments that provide investment exposure to the currencies of developing markets will be counted for purposes of the Fund's 80% policy.

The Fund's fixed income instruments may include the following, among others:

•  corporate debt securities, including convertible securities and corporate commercial paper;

•  mortgage-backed and other asset-backed securities;

•  inflation-indexed bonds issued both by governments and corporations;

•  structured notes, including hybrid or "indexed" securities and event-linked bonds;

•  loan participations and assignments; delayed funding loans and revolving credit facilities;

•  bank certificates of deposit, fixed time deposits and bankers' acceptances;

•  repurchase agreements and reverse repurchase agreements;

•  debt securities or other obligations issued by states, provinces or local governments and their subdivisions, agencies, authorities and other government-sponsored enterprises;

•  obligations of international agencies or supranational entities; and

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Developing Local Markets Fund

•  derivatives based on the return of fixed income instruments.

The average portfolio duration of the Fund will vary. Under normal market conditions, the average portfolio duration will not be expected to exceed eight years.

MAIN RISKS

The main risks of the Fund include currency risk, the risks of investing in foreign securities in foreign markets, the risks of investing in derivatives, liquidity risk, the risks from leverage, interest rate risk, credit risk and the risk of changes in tax treatment. These risks are discussed in more detail below.

Foreign (Non-U.S.) Currencies. The Fund is subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

Foreign Currency-Related Transactions. The Fund may engage in foreign currency-related transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract reduces the Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund may be required to segregate or "earmark" assets determined to be liquid by Lord Abbett to cover its obligations under forward foreign currency exchange contracts.

Duration is a mathematical concept that measures a portfolio's exposure to interest rate changes. The longer a portfolio's duration, the more sensitive it is to interest rate risk. The shorter a portfolio's duration, the less sensitive it is to interest rate risk. For example, the price of a portfolio with a duration of five years would be expected to fall approximately five percent if interest rates rose by one percentage point, and a portfolio with a duration of two years would be expected to fall approximately two percent if interest rates rose by one percentage point.

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Developing Local Markets Fund

The Fund's use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund's returns could be reduced as a result. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund and denominated in those currencies. Also, it may be difficult or impractical to hedge currency risk in many developing or emerging countries.

Foreign Investments. Foreign investments generally pose greater risks than domestic investments. Foreign markets and their investments may not be subject to the same degree of regulation as U.S. markets. Key information about an issuer, security, or market may be inaccurate or unavailable. Securities clearance, settlement procedures and trading practices may be different, and transaction costs may be higher in foreign countries. There may be less trading volume and liquidity in foreign markets, subjecting the securities traded in them to greater price fluctuations. Foreign investments also may be affected by changes in currency rates or currency controls. With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes, and political or social instability that could affect investments in those countries.

Developing or Emerging Market Investments. The securities markets of developing or emerging countries tend to be less liquid, be especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain developing or emerging

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Developing Local Markets Fund

countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions.

Derivatives. The risks associated with derivatives may be different and greater than the risks associated with directly investing in securities and other investments. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether the Fund's use of derivatives is successful will depend on, among other things, if Lord Abbett correctly forecasts market movements, changes in foreign exchange and interest rates, and other factors. If Lord Abbett incorrectly forecasts these and other factors, the Fund's performance could suffer. See also "Additional Investment Information" for further information concerning futures contracts and related options, listed options on securities, and swaps and similar transactions.

Liquidity. The Fund may be exposed to liquidity risk from its investments in foreign securities, derivatives, or securities with substantial market and credit risk, since these investments may be difficult to buy or sell. Illiquid securities may lower the Fund's returns since the Fund may be unable to sell these securities at its desired time or price.

Leverage. Certain of the Fund's transactions (including, among others, forward currency contracts and other derivatives, reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions) may give rise to leverage risk. Leverage, including borrowing, may increase volatility in the Fund by magnifying the effect of changes in the value of the Fund's holdings. The use of leverage may cause investors in the Fund to lose more money in adverse environments than would have been the case in the absence of leverage. The Fund may be required to segregate permissible liquid

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Developing Local Markets Fund

assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its segregation requirements. By setting aside assets equal to only its net obligations under cash-settled futures and forwards contracts, the Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. There is no assurance that the Fund will be able to employ leverage successfully.

Debt Securities. The Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. The value of an investment in the Fund will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of debt securities and an investment in the Fund are likely to decline.

High-Yield Debt Securities. High-yield debt securities, or junk bonds, may be more credit sensitive than interest rate sensitive. In times of economic uncertainty, these securities may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with junk bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. In addition, the market for junk bonds generally is less liquid than the market for higher-rated securities, subjecting them to greater fluctuations.

Potential for Changes in Tax Treatment. The Fund intends to continue to qualify as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under subchapter M, at least 90% of the Fund's gross income for each taxable year must be "qualifying income." The Fund believes that its investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. The Code, however,

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Developing Local Markets Fund

expressly provides the U.S. Treasury Department with authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to the Fund's business of investing in stock or securities (or options and futures with respect thereto). While to date the U.S. Treasury has not exercised this regulatory authority, there can be no assurance that it will not issue regulations in the future that would treat some or all of the Fund's foreign currency gains as nonqualifying income.

General. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

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Developing Local Markets Fund

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class Y shares from calendar year to calendar year.

The bar chart and tables show performance of the Fund during periods when the Fund followed a global income strategy, primarily investing in high-quality and investment grade debt securities of domestic and foreign companies, generally located in developed countries. Effective __, 2007, the Fund implemented its current developing local markets currency strategy. This change may affect the Fund's performance in the future.

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Developing Local Markets Fund

The table below shows how the average annual total returns of the Fund's Class Y shares compare to those of a broad-based securities market index. The Fund's returns reflect payment of the maximum applicable front-end or deferred sales charges.

The after-tax returns of Class Y shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Through December 31, 2006
Share Class	1 Year	Life of Fund(1)
Class Y Shares Return Before Taxes	5.75%	2.67%
Return After Taxes on Distributions	3.97%	0.53%
Return After Taxes on Distributions and Sale of Fund Shares	3.71%	1.03%
Lehman Brothers Global Aggregate Bond Index(2) (reflects no deductions for fees, expenses, or taxes)	6.87%	2.88	%(3)

(1)  The date of inception for the Class Y is 10/19/2004.

(2)  The performance of the unmanaged index is not representative of the Fund's performance.

(3)  Represents total return for the period 10/31/2004 to 12/31/2006 to correspond with the period shown.

The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes and Return After Taxes on Distributions for the same period if there was a tax loss realized on sales of Fund shares. The benefit of the tax loss (to the extent that it can be used to offset other gains) may result in a higher return.

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Developing Local Markets Fund

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund.

Fee Table
Class Y
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge	none
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management")	0.50%
Other Expenses	0.58%
Total Operating Expenses	1.08%
Expense Reimbursement(1)	(0.13)%
Net Expenses(1)	0.95%

(1)  For the period January 1, 2007 through April 30, 2008, Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses so that the Fund's Net Expenses do not exceed an aggregate annual rate of 0.95% of average daily net assets for Class Y shares.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class Y Shares	$97	$326	$578	$1,301

Your expenses would be the same if you did not redeem your shares.

Management Fees are payable to Lord Abbett for the Fund's investment management.
Other Expenses include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries for providing recordkeeping or other administrative services in connection with investments in the Fund. Financial Intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

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ADDITIONAL INVESTMENT INFORMATION

This section describes some of the investment techniques that might be used by each Fund and some of the risks associated with those techniques.

Adjusting Investment Exposure. Each Fund will be subject to the risks associated with investments. Each Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. For example, a Fund may seek to hedge against certain market risks. These strategies may involve effecting transactions in derivative and similar instruments, including but not limited to options, futures, forward contracts, swap agreements, warrants, and rights. If we judge market conditions incorrectly or use a hedging strategy that does not correlate well with a Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses.

Convertible Securities. The Funds may invest in convertible bonds and convertible preferred stocks. These investments tend to be more volatile than debt securities, but tend to be less volatile and produce more income than their underlying common stocks. The markets for convertible securities may be less liquid than markets for common stocks or bonds.

Depositary Receipts. The Global Equity Fund may invest in American Depositary Receipts ("ADRs") and similar depositary receipts. ADRs, typically issued by a financial institution (a "depositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in United States. Ownership of ADRs entails similar

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investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information, and other risks.

Diversification. The Global Equity Fund is a diversified mutual fund. A diversified mutual fund, with respect to 75% of total assets, will normally not purchase a security if, as a result, more than 5% of the fund's total assets would be invested in securities of a single issuer or the fund would hold more than 10% of the outstanding voting securities of the issuer. The Developing Local Markets Fund is a nondiversified mutual fund. This means that the Developing Local Markets Fund may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single company than a diversified fund. As a result, the value of the Developing Local Markets Fund's investments may be more affected by a single economic, political or regulatory event than the value of the investments of a diversified mutual fund would be.

Futures Contracts and Options on Futures Contracts. Each Fund may enter into financial futures contracts and options thereon as a substitute for taking a position in an underlying asset, to increase returns, for bona fide hedging purposes or to pursue risk management strategies. These transactions involve the purchase or sale of a contract to buy or sell a specified security or other financial instrument at a specific future date and price on an exchange or in the over the counter market ("OTC"). The Funds are not, nor are they subject to registration or regulation as, commodity pool operators under the Commodity Exchange Act.

Listed Options on Securities. Each Fund may purchase and write national securities exchange-listed put and call options on securities or securities indices. The Funds may use options for hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). A "call option" is a contract sold for a price giving its holder the right to buy a specific number

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of securities at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. The Funds may write covered call options with respect to securities in their portfolios in an attempt to increase income and to provide greater flexibility in the disposition of portfolio securities. A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction. Each Fund will not purchase an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options. Each Fund may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. Each Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its net assets at the time an option is written.

Risks of Options and Futures. Fund transactions in futures, options on futures and other options, if any, involve additional risk of loss. Loss may result, for example, from adverse market movements, a lack of correlation between changes in the value of these derivative instruments and the Funds' assets being hedged, the potential illiquidity of the markets for derivative instruments, the risk that the counterparty to an OTC contract will fail to perform its obligations, or the risks arising from margin requirements and related leverage factors associated with such transactions.

Mortgage-Related and Other Asset-Backed Securities. The Developing Local Markets Fund may invest in mortgage-related securities and also may invest in other asset-backed securities. The value of these securities is

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extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage or other assets; an unexpected change in the rate of principal payments may cause these securities to perform poorly. Early repayment of principal on some of these securities may deprive the Fund of income payments above current market rates. The rate of prepayments on underlying mortgages also will affect the price and volatility of a mortgage-related security. The value of some mortgage-related and other asset-backed securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Portfolio Turnover Rate. The Funds may engage in active and frequent trading of their portfolio securities to achieve their principal investment strategies and may be expected to have a portfolio turnover rate substantially in excess of 100%. For the fiscal year ended December 31, 2006, the portfolio turnover rate was 271.35% for the Developing Local Markets Fund. This rate varies from year to year. High turnover increases transaction costs, may increase taxable capital gains and may adversely affect performance.

Supranational Organizations. These are entities designed or supported by one or more governments or governmental agencies to promote economic development. Examples include the Asian Development Bank, the European Coal and Steel Community, the European Economic Community and the World Bank.

Swap and Similar Transactions. The Developing Local Markets Fund may enter into swap transactions for hedging or for investment purposes. A swap transaction involves an agreement between two parties to exchange different cash flows based on a specified or "notional" amount. The cash flows exchanged in a specific

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transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified currencies, securities or indices. The Developing Local Markets Fund may enter into swap transactions with counterparties that generally are banks, securities dealers or their respective affiliates. It is not currently expected that these transactions will be a principal strategy of the Developing Local Markets Fund.

Temporary Defensive Investments. At times each Fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political, or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities may include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities and comparable foreign fixed income securities. These investments could reduce the benefit from any upswing in the market and prevent a Fund from achieving its investment objective.

MANAGEMENT

Board of Directors. The Board oversees the management of the business and affairs of the Funds. The Board meets regularly to review the Funds' portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Funds and who execute policies authorized by the Board. More than 75 percent of the members of the Board are independent of Lord Abbett.

Investment Adviser. The Funds' investment adviser is Lord, Abbett & Co. LLC, which is located at 90 Hudson

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Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $112 billion in 55 mutual fund portfolios and other advisory accounts as of February 28, 2007.

Lord Abbett is entitled to an annual management fee based on Global Equity Fund's average daily net assets. The management fee is calculated daily and payable monthly at the following rates:

0.75% on the first $1 billion of average daily net assets;
0.70% on the next $1 billion of average daily net assets; and
0.65% on the Fund's average daily net assets over $2 billion.

Lord Abbett is entitled to an annual management fee based on Developing Local Markets Fund's average daily net assets. The management fee is calculated daily and payable monthly at the following rates:

0.50% on the first $1 billion of average daily net assets; and 0.45% on the Fund's average daily net assets over $1 billion.

For the fiscal year ended December 31, 2006, the management fees paid to Lord Abbett were at an effective rate of 0.75% for the Global Equity Fund and 0.50% for the Developing Local Markets Fund, of each Fund's average daily net assets.

In addition, Lord Abbett provides certain administrative services to each Fund for a fee at an annual rate of 0.04% of each Fund's average daily net assets. Each Fund pays all expenses not expressly assumed by Lord Abbett. For more information about the services Lord Abbett provides to the Funds, see the Statement of Additional Information.

Each year in December the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Funds and Lord Abbett. A discussion regarding the basis for the Board's approval is available in each Fund's Annual Report to Shareholders.

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Investment Managers. Lord Abbett uses a team of investment managers and analysts acting together to manage each Fund's investments. The Statement of Additional Information contains additional information about the managers' compensation, other accounts they manage and their ownership of the shares of the Fund they manage.

Global Equity Fund. Daniel H. Frascarelli and Harold E. Sharon head the investment management team and are primarily and jointly responsible for the day-to-day management of the Fund. Mr. Frascarelli, Partner and Director of Large-Cap Core Equity, joined Lord Abbett in 1990 and has been a member of the team since 2005. He is a holder of a Chartered Financial Analyst designation and has been in the investment industry since 1983. Mr. Sharon, Director of International Equity, joined Lord Abbett in 2003 and has been a member of the team since 2004. From 2001 to 2003, he worked as a consultant for various financial venture capital companies. Prior thereto, Mr. Sharon served as a Managing Director of Warburg Pincus Asset Management and Credit Suisse Asset Management.

Developing Local Markets Fund. Robert I. Gerber, Partner and Director of Taxable Fixed Income Management, heads the team. Mr. Gerber joined Lord Abbett in 1997 and has been a member of the team since 2001. The other senior member of the team is Jerald M. Lanzotti, Partner and Investment Manager. Mr. Lanzotti has been with Lord Abbett since 1996 and has been a member of the team since 1997. Mr. Gerber and Mr. Lanzotti are jointly and primarily responsible for the day-to-day management of the Fund.

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PURCHASES

Class Y shares. You may purchase Class Y shares at the net asset value ("NAV") per share next determined after we receive your purchase order submitted in proper form. We will not consider an order to be in proper form until we have certain identifying information required under applicable law. For more information see below. No sales charges apply.

We reserve the right to modify, restrict or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor LLC determines that it is in the best interest of the Fund and its shareholders. All purchase orders are subject to our acceptance.

Pricing of Shares. NAV per share for each class of Fund shares is calculated, under normal circumstances, each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. Assuming they are in proper form, purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day's NAV; orders placed after the close of trading on the NYSE will receive the next day's NAV.

In calculating NAV, securities listed on any recognized U.S. or non-U.S. exchange (including NASDAQ) are valued at the market closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the most recently quoted bid and asked prices. Unlisted fixed income securities (other than those with remaining maturities of 60 days or less) are valued at prices supplied by independent pricing services, which prices reflect broker/dealer-supplied valuations and electronic

Lord Abbett Distributor LLC ("Lord Abbett Distributor" or the "Distributor") acts as agent for the Fund to work with investment professionals that buy and/or sell shares of the Fund on behalf of their clients. Generally, Lord Abbett Distributor does not sell Fund shares directly to investors.

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data processing techniques, and reflect the mean between the bid and asked prices. Unlisted fixed income securities having remaining maturities of 60 days or less are valued at their amortized cost.

Securities for which prices or market quotations are not available, do not accurately reflect fair value in Lord Abbett's opinion, or have been materially affected by events occurring after the close of the market on which the security is principally traded are valued under fair value procedures approved by the Funds' Board. These circumstances may arise, for instance, when trading in a security is suspended, the market on which a security is traded closes early, demand for a security (as reflected by its trading volume) is insufficient and thus calls into question the reliability of the quoted price, or the security is relatively illiquid. A Fund may use fair value pricing more frequently for securities primarily traded on foreign exchanges. Because many foreign markets close hours before each Fund values its foreign portfolio holdings, significant events, including broad market moves, may occur in the interim potentially affecting the values of foreign securities held by the Fund. The Funds determine fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, developments in the markets and their performance, and current valuations of foreign or U.S. indices. The Funds' use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

Certain securities that are traded primarily on foreign exchanges may trade on weekends or days when the NAV is not calculated. As a result, the value of securities may change on days when shareholders are not able to purchase or sell Fund shares.

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Excessive Trading and Market Timing. The Funds are designed for long-term investors and are not intended to serve as vehicles for frequent trading in response to short-term swings in the market. Excessive, short-term or market timing trading practices ("frequent trading") may disrupt management of the Funds, raise their expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause a Fund difficulty in implementing long-term investment strategies because it cannot anticipate the amount of cash it will have to invest. A Fund may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative and other costs, and reduce a Fund's investment return.

Since the Funds invest in foreign securities, they may be particularly susceptible to frequent trading because many foreign markets close hours before the Funds values their portfolio holdings. This may allow significant events, including broad market moves, that occur in the interim to affect the values of foreign securities held by the Funds. The time zone differences among foreign markets may allow a shareholder to exploit differences in a Fund's share prices that are based on closing prices of foreign securities determined before the Fund calculates its NAV per share (known as "time zone arbitrage"). To the extent a Fund invests in securities that are thinly traded or relatively illiquid, the Fund also may be particularly susceptible to frequent trading because the current market price for such securities may not accurately reflect current market values. A shareholder may attempt to engage in frequent trading to take advantage of these pricing differences (known as "price arbitrage"). The Funds have adopted fair value procedures that allow each Fund to use values other than the closing market prices of these types of securities to reflect what the Fund reasonably believes to be their fair value at the time it calculates its NAV per share. The Funds expect that the use of fair value pricing will reduce a shareholder's ability

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to engage successfully in time zone arbitrage and price arbitrage to the detriment of other Fund shareholders, although there is no assurance that fair value pricing will do so. For more information about these procedures, see "Your Investment – Purchases – Pricing of Shares" above.

The Funds' Board has adopted additional policies and procedures that are designed to prevent or stop frequent trading. We recognize, however, that it may not be possible to identify and stop or avoid every instance of frequent trading in Fund shares. For this reason, the Funds' policies and procedures are intended to identify and stop frequent trading that we believe may be harmful to the Funds. For this purpose, we consider frequent trading to be harmful if, in general, it is likely to cause a Fund to incur additional expenses or to sell portfolio holdings for other than investment-strategy-related reasons. Toward this end, we have procedures in place to monitor the purchase, sale and exchange activity in Fund shares by investors and Financial Intermediaries that place orders on behalf of their clients, which procedures are described below. The Funds may modify their frequent trading policy and monitoring procedures from time to time without notice as and when deemed appropriate to enhance protection of the Funds and their shareholders.

Frequent Trading Policy and Procedures. Under the frequent trading policy, any Lord Abbett Fund shareholder redeeming fund shares valued at $5,000 or more (other than shares of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund) from an account will be prohibited from investing in the Fund in the account for 30 calendar days after the redemption (the "Policy"). The Policy applies to all redemptions and purchases for an account that are part of an exchange transaction or transfer of assets, but does not apply to the following types of transactions unless the Distributor determines in its sole discretion that the transaction may be harmful to the Fund: (1) systematic purchases and redemptions, such as purchases made through reinvestment of dividends or

Financial Intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

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other distributions, or certain automatic or systematic investment, exchange or withdrawal plans (such as payroll deduction plans, and the Fund's Invest-A-Matic and Systematic Withdrawal Plans); (2) Retirement and Benefit Plan payroll and/or employer contributions, loans and distributions; (3) purchases or redemptions by a "fund-of-funds" or similar investment vehicle that the Distributor in its sole discretion has determined is not designed to serve and/or is not serving as a vehicle for frequent trading; (4) purchases by an account that is part of a mutual fund wrap account program ("wrap program"); and (5) purchases involving certain transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations; provided that the Financial Intermediary maintaining the account is able to identify the transaction in its records as one of these transactions.

In addition to the Policy, we have procedures in place designed to enable us to monitor the purchase, sale and exchange activity in Fund shares by investors and Financial Intermediaries that place orders on behalf of their clients in order to attempt to identify activity that is inconsistent with the Policy. If, based on these monitoring procedures, we believe that an investor is engaging in, or has engaged in, frequent trading that may be harmful to a Fund, normally, we will notify the investor (and/or the investor's Financial Intermediary) to cease all such activity in the account. If the activity occurs again, we will place a block on all further purchases or exchanges of the Fund's shares in the investor's account and inform the investor (and/or the investor's Financial Intermediary) to cease all such activity in the account. The investor then has the option of maintaining any existing investment in the Fund, exchanging Fund shares for shares of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, or redeeming the account. Investors electing to exchange or redeem Fund shares under these circumstances should consider that the transaction may result in tax consequences. As stated above, although we generally notify the investor (and/or the investor's financial advisor) to cease all activity

Retirement and Benefit Plans include qualified and non-qualified retirement plans, deferred compensation plans and certain other employer sponsored retirement, savings or benefit plans, excluding Individual Retirement Accounts ("IRAs").
Lord Abbett offers a variety of retirement plans. Call 888-522-2388 for information about:
•	Traditional, Rollover, Roth and Education IRAs
•	Simple IRAs, SEP IRAs, 401(k) and 403(b) accounts
•	Defined Contribution Plans

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indicative of frequent trading prior to placing a block on further purchases or exchanges, we reserve the right to immediately place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. While we attempt to apply the Policy and procedures uniformly to detect frequent trading practices, there can be no assurance that we will succeed in identifying all such practices or that some investors will not employ tactics that evade our detection.

We recognize that Financial Intermediaries that maintain accounts in omnibus recordkeeping environments or in nominee name may not be able reasonably to apply the Policy due to systems limitations or other reasons. In these instances, the Distributor may review the frequent trading policies and procedures that an individual Financial Intermediary is able to put in place to determine whether its policies and procedures are consistent with the protection of the Funds and their shareholders, as described above. The Distributor also will seek the Financial Intermediary's agreement to cooperate with the Distributor's efforts to (1) monitor the Financial Intermediary's adherence to its policies and procedures and/or receive an amount and level of information regarding trading activity that the Distributor in its sole discretion deems adequate, and (2) stop any trading activity the Distributor identifies as frequent trading. Nevertheless, these circumstances may result in a Financial Intermediary's application of policies and procedures that are less effective at detecting and preventing frequent trading than the policies and procedures adopted by the Distributor and by certain other Financial Intermediaries. If an investor would like more information concerning the policies, procedures and restrictions that may be applicable to his or her account, the investor should contact the Financial Intermediary placing purchase orders on his or her behalf. A substantial portion of a Fund's shares may be held by Financial Intermediaries through omnibus accounts or in nominee name.

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With respect to monitoring accounts maintained by a Financial Intermediary, to our knowledge, in an omnibus environment or in nominee name, the Distributor will seek to receive sufficient information from the Financial Intermediary to enable it to review the ratio of purchase versus redemption activity of each underlying sub-account or, if such information is not readily obtainable, in the overall omnibus account(s) or nominee name account(s). If we identify activity that we believe may be indicative of frequent trading activity, we normally will notify the Financial Intermediary and request it to provide the Distributor with additional transaction information so that the Distributor may determine if any investors appear to have engaged in frequent trading activity. The Distributor's monitoring activity normally is limited to review of historic account activity. This may result in procedures that may be less effective at detecting and preventing frequent trading than the procedures the Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

If an investor related to an account maintained in an omnibus environment or in nominee name is identified as engaging in frequent trading activity, we normally will request that the Financial Intermediary take appropriate action to curtail the activity and will work with the relevant party to do so. Such action may include actions similar to those that the Distributor would take, such as issuing warnings to cease frequent trading activity, placing blocks on accounts to prohibit future purchases and exchanges of Fund shares, or requiring that the investor place trades through the mail only, in each case either indefinitely or for a period of time. Again, we reserve the right to immediately attempt to place a block on an account or take other action without prior notification when we deem such action appropriate in our sole discretion. If we determine that the Financial Intermediary has not demonstrated adequately that it has taken appropriate action to curtail the frequent trading, we may consider seeking to prohibit the account or

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sub-account from investing in the Funds and/or may also terminate our relationship with the Financial Intermediary. As noted above, these efforts may be less effective at detecting and preventing frequent trading than the policies and procedures the Distributor uses in connection with accounts not maintained in an omnibus environment or in nominee name.

Who May Invest? Class Y shares are currently available in connection with: (1) purchases by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees for services that include investment advisory or management services, provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Funds and/or Lord Abbett Distributor LLC specifically for such purchases; (2) purchases by the trustee or custodian under any deferred compensation or pension or profit-sharing plan or payroll deduction IRA established for the benefit of the employees of any company with an account(s) in excess of $10 million managed by Lord Abbett or its sub-advisers on a private-advisory-account basis; or (3) purchases by institutional investors, such as retirement plans ("Plans"), companies, foundations, trusts, endowments and other entities where the total amount of potential investable assets exceeds $50 million, that were not introduced to Lord Abbett by persons associated with a broker or dealer primarily involved in the retail security business. Additional payments may be made by Lord Abbett out of its own resources with respect to certain of these sales.

How Much Must You Invest? You may purchase our shares through any independent securities dealer who has a sales agreement with Lord Abbett Distributor, our principal underwriter. Place your order with your investment dealer or send the money to the relevant Fund (P.O. Box 219366, Kansas City, MO 64121). The minimum initial investment is $1 million, except for (1) certain purchases through Financial Intermediaries that charge a fee for services that include investment advisory or

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management services, and (2) purchases by Plans meeting the eligibility requirements described in the preceding paragraph, which have no minimum. This offering may be suspended, changed or withdrawn by Lord Abbett Distributor, which reserves the right to reject any order.

Important Information about Procedures for Opening a New Account Required by the USA PATRIOT ACT. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions including the Funds to obtain, verify, and record information that identifies each person or entity that opens an account. What this means for you – when you open an account, we will require your name, address, date and place of organization or date of birth, Taxpayer Identification Number or Social Security Number, and we may ask for other information that will allow us to identify you. We also will ask for this information in the case of persons who will be signing on behalf of certain entities that will own the account. We may ask for copies of documents. If we are unable to obtain the required information within a short period of time after you try to open an account, we will return your purchase order or account application. Your monies will not be invested until we have all required information. You also should know that we will verify your identity through the use of a database maintained by a third party or through other means. If we are unable to verify your identity, we may liquidate and close the account. This may result in adverse tax consequences. In addition, the Funds reserve the right to reject purchase orders or account applications accompanied by cash, cashier's checks, money orders, bank drafts, traveler's checks, and third party or double-endorsed checks, among others.

Buying Shares Through Your Dealer. Orders for shares received by the Funds prior to the close of the NYSE, or received by dealers prior to such close and received by Lord Abbett Distributor prior to the close of its business day, will be confirmed at the NAV effective at such NYSE close. Orders received by dealers after the NYSE closes

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and received by Lord Abbett Distributor in proper form prior to the close of its next business day are executed at the NAV effective as of the close of the NYSE on that next business day. The dealer is responsible for the timely transmission of orders to Lord Abbett Distributor. A business day is a day on which the NYSE is open for trading.

Buying Shares By Wire. To open an account, call 888-666-0022, Institutional Trading Department, to set up your account and to arrange a wire transaction. Wire to: UMB, N.A., Kansas City, routing number – 101000695, bank account number: 987800033-3, FBO: (account name and your Lord Abbett account number). Specify the complete name of the Fund, note Class Y shares and include your new account number and your name. To add to an existing account, wire to: UMB, N.A., Kansas City, routing number – 101000695, bank account number: 987800033-3, FBO: (account name and your Lord Abbett account number). Specify the complete name of the Fund, note Class Y shares and include your account number and your name.

REDEMPTIONS

Redemptions of Fund shares are executed at the NAV next determined after a Fund receives your order in proper form. In the case of redemptions involving Retirement and Benefit Plans, you may be required to provide the Fund with one or more completed forms before your order will be executed. For more information, please call 800-821-5129.

By Broker. Call your investment professional for instructions on how to redeem your shares.

By Telephone. To obtain the proceeds of a redemption of less than $50,000 from your account, you or your representative should call the Funds at 800-821-5129.

By Mail. Submit a written redemption request indicating the name(s) in which the account is registered, the relevant Fund's name, the class of shares, your account

Telephone Transactions. You have this privilege unless you refuse it in writing. For your security, telephone transaction requests are recorded. We will take measures to verify the identity of the caller, such as asking for your name, account number, social security or taxpayer identification number, and other relevant information. The Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. Transactions by telephone may be difficult to implement in times of drastic economic or market change.

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number, and the dollar value or number of shares you wish to redeem and include all necessary signatures.

Normally a check will be mailed to the name(s) and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

If the signer has any legal capacity (i.e., the authority of an individual to act on behalf of an entity or other person(s)), the signature and capacity must be guaranteed by an Eligible Guarantor. Certain other legal documentation may be required. For more information regarding proper documentation, please call 800-821-5129.

A Guaranteed Signature is designed to protect you from fraud by verifying your signature. We require a Guaranteed Signature by an Eligible Guarantor on requests for:

•  a redemption check for which you have the legal capacity to sign on behalf of another person or entity (i.e., on behalf of an estate or on behalf of a corporation),

•  a redemption check payable to anyone other than the shareholder(s) of record,

•  a redemption check to be mailed to an address other than the address of record,

•  a redemption check payable to a bank other than the bank we have on file, or

•  a redemption for $50,000 or more.

By Wire. In order to receive funds by wire, our servicing agent must have the wiring instructions on file. To verify that this feature is in place, call 888-666-0022, Institutional Trading Department. (minimum wire: $1,000). Your wire redemption request must be received by the Funds before the close of the NYSE for money to be wired on the next business day.

Eligible Guarantor is any broker or bank that is usually a member of the medallion stamp program. Most major securities firms and banks are members of this program. A notary public is not an eligible guarantor.
Guaranteed Signature. An acceptable form of guarantee would be as follows:
• In the case of an estate -
Robert A. Doe Executor of the Estate of John W. Doe
[Date]

• In the case of a corporation - ABC Corporation
Mary B. Doe
By Mary B. Doe, President
[Date]

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Redemptions in Kind. A Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that a Fund would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

DISTRIBUTIONS AND TAXES

The Global Equity Fund expects to pay its shareholders dividends from its net investment income semiannually, while the Developing Local Markets Fund declares such income dividends ____ and expects to pay them to its shareholders _______. Each Fund distributes any net capital gains annually as "capital gains distributions." Distributions will be reinvested in Fund shares unless you instruct a Fund to pay them to you in cash.

A Fund's distributions are taxable to you in the year they are considered received for tax purposes. Distributions of investment income and short-term capital gains are taxable to you as ordinary income; however, certain qualified dividends that a Fund receives and distributes to you may be subject to a reduced tax rate if you meet holding period and certain other requirements. Distributions of net long-term capital gains are taxable to you as long-term capital gains. This tax treatment of distributions of net long-term capital gains applies regardless of how long you have owned Fund shares or whether distributions are reinvested or paid in cash.

Except in tax-advantaged accounts, any sale, redemption, or exchange of Fund shares may be taxable to you.

If you buy shares when a Fund has realized but not yet either declared or distributed income or capital gains, you will be "buying a dividend" by paying the full price for shares and then receiving a portion of the price back in the form of a potentially taxable dividend.

Certain tax reporting information concerning the tax treatment of Fund distributions, including the source of dividends and distributions of capital gains by a Fund,

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will be mailed to shareholders each year. Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of such distributions under the federal, state, and local tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, redemption, or exchange of your shares.

SERVICES FOR FUND INVESTORS

We offer the following shareholder services:

Telephone Exchange Privilege. Class Y shares may be exchanged without a service charge for Class Y shares of any Eligible Fund among the Lord Abbett-sponsored funds.

Account Statements. Every Lord Abbett investor automatically receives quarterly account statements.

Householding. We have adopted a policy that allows us to send only one copy of a Fund's prospectus, proxy material, Annual Report and Semiannual Report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call us at 800-821-5129 or send a written request with your name, the name of your Fund or Funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219366, Kansas City, MO 64121.

Account Changes. For any changes you need to make to your account, consult your investment professional or call the Fund at 800-821-5129.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. Lord Abbett, Lord Abbett Distributor and a Fund may make other payments to dealers and other firms authorized to accept orders for Fund shares (collectively, "Dealers").

Lord Abbett or Lord Abbett Distributor make payments to Dealers in its sole discretion, at its own expense and

Exchange Limitations. As described under "Your Investment – Purchases," we reserve the right to modify, restrict or reject any exchange request if the Fund or Lord Abbett Distributor determines it is in the best interest of the Fund and its shareholders. The Fund also may revoke the privilege for all shareholders upon 60 days' written notice.
Eligible Fund. An Eligible Fund is any Lord Abbett-sponsored fund offering Class Y shares.

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without cost to the Fund or the Funds' shareholders. The payments may be for:

•  marketing and/or distribution support for Dealers;

•  the Dealers' and their investment professionals' shareholder servicing efforts;

•  training and education activities for the Dealers, their investment professionals and/or their clients or potential clients;

•  certain information regarding Dealers and their investment professionals;

•  sponsoring or otherwise bearing, in part or in whole, the costs for other meetings of Dealers' investment professionals and/or their clients or potential clients;

•  the purchase of products or services from the Dealers, such as investment research, software tools or data for investment analysis purposes; and/or

•  certain Dealers' costs associated with orders relating to Fund shares ("ticket charges").

Some of these payments may be referred to as revenue sharing payments. Most of these payments are intended to reimburse Dealers directly or indirectly for the costs that they or their investment professionals incur in connection with educational seminars and training efforts about the Lord Abbett Funds to enable the Dealers and their investment professionals to make recommendations and provide services that are suitable and useful in meeting shareholder needs, as well as to maintain the necessary infrastructure to make the Lord Abbett Funds available to shareholders. The costs and expenses related to these efforts may include travel, lodging, entertainment and meals, among other things.

Lord Abbett or Lord Abbett Distributor, in its sole discretion, determines the amounts of payments to Dealers, with the exception of purchases of products or services and certain expense reimbursements. Lord Abbett and Lord Abbett Distributor consider many factors in

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determining the basis or amount of any additional payments to Dealers. These factors include the Dealer's sales, assets and redemption rates relating to Lord Abbett Funds, penetration of Lord Abbett Fund sales among investment professionals within the Dealer, and the potential to expand Lord Abbett's relationship with the Dealer. Lord Abbett and Lord Abbett Distributor also may take into account other business relationships Lord Abbett has with a Dealer, including other Lord Abbett financial products or advisory services sold by or provided to a Dealer or one or more of its affiliates. Based on its analysis of these factors, Lord Abbett groups Dealers into tiers, each of which is associated with a particular maximum amount of revenue sharing payments expressed as a percentage of assets of the Lord Abbett Funds attributable to that particular Dealer. The payments presently range from 0.02% to 0.1% of Lord Abbett Fund assets attributable to the Dealer and/or its investment professionals.For certain relationships entered into prior to February 1, 2006 with Dealers selling the Lord Abbett Funds in connection with variable insurance products, Lord Abbett or Lord Abbett Distributor may make payments up to 0.15% of the related Lord Abbett Funds' assets and/or sales. These maximum payment limitations may not be inclusive of payments for certain items, such as training and education activities, other meetings, and the purchase of certain products and services from the Dealers. The Dealers within a particular tier may receive different amounts of revenue sharing or may not receive any. Lord Abbett or Lord Abbett Distributor may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any given Fund. In addition, Lord Abbett's formula for calculating revenue sharing payments may be different from the formulas that the Dealers use. Please refer to the Funds' Statement of Additional Information for additional information relating to revenue sharing payments.

Neither Lord Abbett nor Lord Abbett Distributor makes payments directly to a Dealer's investment professionals,

Your Investment
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but rather they are made solely to the Dealer itself (with the exception of expense reimbursements related to the attendance of a Dealer's investment professionals at training and education meetings and at other meetings involving the Lord Abbett Funds). The Dealers receiving additional payments include those that may recommend that their clients consider or select a Fund or other Lord Abbett Funds for investment purposes, including those that may include one or more of the Lord Abbett Funds on a "preferred" or "recommended" list of mutual funds. In some circumstances, the payments may create an incentive for a Dealer or its investment professionals to recommend or sell shares of Lord Abbett Funds to a client over shares of other funds. For more specific information about any additional payments, including revenue sharing, made to your Dealer, please contact your investment professional.

A Fund's portfolio transactions are not used as a form of sales-related compensation to Dealers that sell shares of the Lord Abbett Funds. Lord Abbett places the Funds' portfolio transactions with broker-dealer firms based on the firm's ability to provide the best net results from the transaction to the Fund. To the extent that Lord Abbett determines that a Dealer can provide a Fund with the best net results, Lord Abbett may place the Fund's portfolio transactions with the Dealer even though it sells or has sold shares of a Fund. In no event, however, does or will Lord Abbett give any consideration to a Dealer's sales in deciding which Dealer to choose to execute a Fund's portfolio transactions. Lord Abbett maintains policies and procedures designed to ensure that it places portfolio transactions based on the Fund's receipt of the best net results only. These policies and procedures also permit Lord Abbett to give consideration to proprietary investment research a Dealer may provide to Lord Abbett.

In addition to the payments from Lord Abbett or Lord Abbett Distributor described above, from time to time, the Lord Abbett Funds may enter into arrangements with and pay fees to Financial Intermediaries that provide recordkeeping services to certain groups of investors in the Lord Abbett Funds, including participants in Retirement and Benefit Plans, investors in mutual fund

Your Investment
43

advisory programs, investors in variable insurance products and clients of Financial Intermediaries that operate in an omnibus environment (collectively, "Investors"). The recordkeeping services typically include: (a) establishing and maintaining Investor accounts and records; (b) recording Investor account balances and changes thereto; (c) arranging for the wiring of funds; (d) providing statements to Investors; (e) furnishing proxy materials, periodic Lord Abbett Fund reports, prospectuses and other communications to Investors as required; (f) transmitting Investor transaction information; and (g) providing information in order to assist the Lord Abbett Funds in their compliance with state securities laws. The fees the Lord Abbett Funds pay: (1) are designed to be equal to or less than the fees the Funds would pay to their transfer agent for similar services; and (2) do not relate to distribution services. The Lord Abbett Funds understand that, in accordance with guidance from the U.S. Department of Labor, Retirement and Benefit Plans, sponsors of qualified retirement plans and/or recordkeepers may be required to use the fees they (or, in the case of recordkeepers, their affiliates) receive for the benefit of the Retirement and Benefit Plans or the Investors. This may take the form of recordkeepers passing the fees through to their clients or reducing the clients' charges by the amount of fees the recordkeeper receives from mutual funds.

The Lord Abbett Funds may also pay fees to broker-dealers for networking services. Networking services may include but are not limited to:

•  establishing and maintaining individual accounts and records;

•  providing client account statements; and

•  providing 1099 forms and other tax statements.

The networking fees that the Lord Abbett Funds pay to broker-dealers normally result in reduced fees paid by the Funds to the transfer agent, which would otherwise provide these services.

Your Investment
44

Global Equity Fund

FINANCIAL HIGHLIGHTS

This table describes the Fund's performance for the fiscal periods indicated. "Total Return" shows how much your investment in the Fund would have increased (decreased) during each period, assuming you had reinvested all dividends and distributions.

	Class Y Shares
	Year Ended 12/31		10/19/2004(a) to
Per Share Operating Performance	2006	2005	12/31/2004
Net asset value, beginning of period	$12.25	$11.76	$10.54
Investment operations:
Net investment income(b)	.09	.09	—	(e)
Net realized and unrealized gain	2.14	.92	1.22
Total from investment operations	2.23	1.01	1.22
Distributions to shareholders from:
Net investment income	(.09)	(.09)	—
Net realized gain	(1.20)	(.43)	—
Total distributions	(1.29)	(.52)	—
Net asset value, end of period	$13.19	$12.25	$11.76
Total Return(c)	18.46%	8.64%	11.57	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.25%	1.25%	.33	%(d)
Expenses, excluding expense reductions and including expenses assumed	1.25%	1.25%	.33	%(d)
Expenses, excluding expense reductions and expenses assumed	1.48%	1.58%	.33	%(d)
Net investment income	.70%	.77%	.02	%(d)
Supplemental Data:
Net assets, end of period (000)	$582	$478	$460
Portfolio turnover rate	95.23%	97.65%	170.93	%(d)

(a)  Commencement of offering of class shares.

(b)  Calculated using average shares outstanding during the period.

(c)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d)  Not annualized.

(e)  Amount is less than $.01.

Financial Information
45

Developing Local Markets Fund
(formerly Global Income Fund)

FINANCIAL HIGHLIGHTS

This table describes the Fund's performance for the fiscal periods indicated. "Total Return" shows how much your investment in the Fund would have increased (decreased) during each period, assuming you had reinvested all dividends and distributions.

	Class Y Shares
	Year Ended 12/31		10/19/2004(a) to
Per Share Operating Performance	2006	2005	12/31/2004
Net asset value, beginning of period	$6.80	$7.66	$7.38
Investment operations
Net investment income(b)	.21	.20	.04	(e)
Net realized and unrealized gain (loss)	.17	(.60)	.37
Total from investment operations	.38	(.40)	.41
Distributions to shareholders from:
Net investment income	(.33)	(.46)	(.13)
Net asset value, end of period	$6.85	$6.80	$7.66
Total Return(c)	5.75%	(5.28)%	5.79	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.95%	.95%	.21	%(d)
Expenses, excluding expense reductions and including expenses assumed	.95%	.95%	.21	%(d)
Expenses, excluding expense reductions and expenses assumed	1.08%	1.03%	.21	%(d)
Net investment income	3.03%	2.71%	.57	%(d)
Supplemental Data:
Net assets, end of period (000)	$1,041	$564	$577
Portfolio turnover rate	271.35%	194.12%	260.11	%(d)

(a)  Commencement of offering of class shares.

(b)  Calculated using average shares outstanding during the period.

(c)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d)  Not annualized.

(e)  Interest expense is less than $.01.

Financial Information
46

To Obtain Information:

By telephone. For shareholder account inquiries call the Funds at: 800-821-5129. For literature requests call the Funds at: 800-874-3733.

By mail. Write to each Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

Via the Internet.
Lord, Abbett & Co. LLC
www.LordAbbett.com

Text only versions of Fund documents can be viewed online or downloaded from the SEC: www.sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending your request electronically to publicinfo@sec.gov.

  Lord Abbett Mutual Fund shares
  are distributed by:

  LORD ABBETT DISTRIBUTOR LLC

  90 Hudson Street
  Jersey City, New Jersey 07302-3973

Additional Information

More information on each Fund is available free upon request, including the following:

Annual/Semiannual Report

The Funds' Annual and Semiannual Reports contain more information about each Fund's investments and perfomance. The Annual Report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year. The Reports are available, free of charge, at www.LordAbbett.com and through other means as indicated on the left.

Statement of Additional Information ("SAI")

The SAI provides more details about the Funds and their policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus). The SAI is available at www.LordAbbett.com and through other means, as indicated on the left.

Lord Abbett Global Fund, Inc.
    Equity Series
    Lord Abbett Developing Local Markets Fund

LAGF-Y-1
(6/07)

SEC File Number: 811-05476

LORD ABBETT

Statement of Additional Information	, 2007

LORD ABBETT GLOBAL FUND, INC.

Global Equity Fund

Developing Local Markets Fund

(Class A, B, C, and P Shares)

This Statement of Additional Information (“SAI”) is not a Prospectus.  A Prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC (“Lord Abbett Distributor”) at 90 Hudson Street, Jersey City, New Jersey 07302-3973.  This SAI relates to, and should be read in conjunction with, the Prospectus for Equity Series (“Global Equity Fund”) and Lord Abbett Developing Local Markets Fund (“Developing Local Markets Fund”), formerly Income Series (each individually a “Fund” or, collectively, the “Funds”), dated                    2007.

Shareholder account inquiries should be made by directly contacting the Funds or by calling 800-821-5129.  The Funds’ Annual and Semiannual Reports to Shareholders contain additional performance information and are available without charge, upon request by calling 800-874-3733.  In addition, you can make inquiries through your dealer.

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1.

Fund History

Lord Abbett Global Fund, Inc. (the “Company”) was incorporated in Maryland on February 23, 1988.  The Company has 1,000,000,000 shares of authorized capital stock $.001 par value.  The Company has two series, both of which are offered by this SAI: Global Equity Fund and Developing Local Markets Fund. The Global Equity Fund is a diversified open-end investment management company registered under the Investment Company Act of 1940, as amended (the “Act”), and the Developing Local Markets Fund is a non-diversified open-end investment management company registered under the Act.  The Global Equity Fund and the Developing Local Markets Fund each have five classes of shares: Classes A, B, C, P, and Y. Class P shares of the Global Equity Fund are neither offered to the general public nor available in all states.   Only the Fund’s Class A, B, C, and P shares are offered in this SAI.  The Funds’ Class Y shares are described in a separate statement of additional information.

The Developing Local Markets Fund was formerly known as the Income Series (“Global Income Fund”), and changed its name effective June     , 2007.

2.

Investment Policies

Fundamental Investment Restrictions.  Each Fund’s investment objective in the Prospectus cannot be changed without approval of a majority of the Fund’s outstanding shares (as defined in the Act).  Each Fund is also subject to the following fundamental investment restrictions that cannot be changed for a Fund without approval of a majority of that Fund’s outstanding shares (as defined in the Act).

Each Fund may not:

(1)          borrow money, except that (i) it may borrow from banks (as defined in the Act) in amounts up to 33-1/3% of its total assets (including the amount borrowed), (ii) it may borrow up to an additional 5% of its total assets for temporary purposes, (iii) it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) it may purchase securities on margin to the extent permitted by applicable law;

(2)          pledge its assets (other than to secure borrowings, or to the extent permitted by the Funds’ investment policies as permitted by applicable law);

(3)          engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

(4)          make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

(5)          buy or sell real estate (except that a Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein) or commodities or commodity contracts (except to the extent a Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

(6)          invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and  instrumentalities);

(7)          issue senior securities to the extent such issuance would violate applicable law; or

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(8)          (Global Equity Fund only) with respect to 75% of its total assets, buy securities of one issuer representing more than (i) 5% of its total assets, except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or (ii) 10% of the voting securities of such issuer.

Compliance with these investment restrictions will be determined at the time of purchase or sale of the security, except in the case of the first restriction with which the Funds must comply on a continuous basis.

Non-Fundamental Investment Restrictions.  In addition to each Fund’s investment objective in the Prospectus and the investment restrictions above that cannot be changed without shareholder approval, each Fund is subject to the following non-fundamental investment restrictions that may be changed by the Board of Directors (the “Board”) without shareholder approval.

Each Fund may not:

(1)          make short sales of securities or maintain a short position except to the extent permitted by applicable law;

(2)          invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933 (“Rule 144A”), determined by Lord Abbett to be liquid, subject to the oversight of the Board;

(3)          invest in the securities of other investment companies except as permitted by applicable law;

(4)          invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of such Fund’s total assets (included within such limitation, but not to exceed 2% of such Fund’s total assets, are warrants which are not listed on the New York Stock Exchange (“NYSE”) or American Stock Exchange or a major foreign exchange);

(5)          invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or other development programs, except that each Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities;

(6)          write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Fund’s Prospectus and SAI, as they may be amended from time to time; or

(7)          buy from or sell to any of the Company’s officers, directors, employees, or its investment adviser or any of the adviser’s officers, partners or employees, any securities other than the Company’s shares.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security.

Portfolio Turnover Rate.  For the fiscal year ended December 31, 2006, the portfolio turnover rate for the Global Equity Fund was 95.23% versus 97.65% for the prior fiscal year, and the portfolio turnover rate for the Developing Local Markets Fund was 271.35% versus 194.12% for the prior fiscal year.

Additional Information on Portfolio Risks, Investments, and Techniques. The following sections provide further information on certain types of investments and investment techniques that may be used by each Fund, including their associated risks.

Borrowing Money.  Each Fund may borrow money for certain purposes as described above under “Fundamental Investment Restrictions.”  If a Fund borrows money and experiences a decline in its net asset value, the borrowing will increase its losses.

Equity Securities.  Each Fund may invest in equity securities.  These include common stocks, preferred stocks, convertible securities, warrants and similar instruments.  Common stocks, the most familiar type of equity security, represent an ownership interest in a company.  The value of equity securities fluctuates based on changes in a company’s financial condition, and on market and economic conditions.

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Convertible Securities.  Each Fund may invest in convertible securities.  Convertible securities are preferred stocks or debt obligations that are convertible into common stock.  Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities.  They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds.  Convertible securities have both equity and fixed income risk characteristics.  Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates.  The market value of convertible securities tends to decline as interest rates increase.  If, however, the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock.  In such a case, a convertible security may lose much of its value if the value of the underlying common stock then falls below the conversion price of the security.  As the market price of the underlying common stock declines, the convertible security tends to trade increasingly based on its fixed income characteristics, and thus, may not necessarily decline in price as much as the underlying common stock.

Preferred Stock, Warrants, and Rights. Each Fund may invest in preferred stock, warrants and rights.  Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stockholders, but after bond holders and other creditors.  Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.  Investments in preferred stock present market and liquidity risks.  The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer’s common stock.

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant.  Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer.  The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.  The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date.  Investments in warrants and rights are thus speculative, and may result in a total loss of the money invested.

Debt Securities.  To the extent consistent with its investment objective and policies, each Fund may invest in debt securities, such as bonds, debentures, government obligations, commercial paper and pass-through instruments.  The value of debt securities may fluctuate based on changes in interest rates and the issuer’s financial condition.  When interest rates rise or the issuer’s financial condition worsens or is perceived by the market to be at greater risk, the value of debt securities tends to decline. A security will be considered “investment grade” if at least one Rating Agency (as defined in the Prospectus) assigns such a rating to the security or if Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment adviser, determines the security to be of such quality.

Brady Bonds.  Each Fund may invest in so-called “Brady Bonds,” which are securities created through the exchange of existing commercial bank loans to public and private entities for new bonds in connection with debt restructuring under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady.  Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are currently actively traded in the over the counter secondary market for debt instruments.  Brady Bonds do not have a long payment history and are subject to, among other things, the risk of default.  In light of the history of commercial bank loan defaults by Latin American public and private entities, investment in Brady Bonds may be viewed as speculative.

Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.  Interest payments on these Brady Bonds generally are collateralized by cash or securities in the amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

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Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the “residual risk”).

Foreign Securities.  Each Fund may invest in foreign securities.  Foreign securities may involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers, including the following:

•                  Foreign securities may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to foreign securities and changes in exchange control regulations (i.e., currency blockage).  A decline in the exchange rate of the foreign currency in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security in U.S. dollars.

•                  Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets generally are more expensive than in the United States.

•                  Clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures may be unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

•                  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers.  There may be less publicly available information about a foreign issuer than about a comparable U.S. issuer.

•                  There is generally less government regulation of foreign markets, companies and securities dealers than in the United States.

•                  Foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.

•                  Foreign securities may trade on days when a Fund does not sell shares.  As a result, the value of a Fund’s portfolio securities may change on days an investor may not be able to purchase or redeem Fund shares.

•                  With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of a Fund, and political or social instability or diplomatic developments that could affect investments in those countries.  In addition, a Fund may invest in less developed countries, sometimes referred to as emerging markets.  The risks of investing in foreign markets are generally more severe in emerging markets.

Non-U.S. Government and Supranational Debt Securities.  Each Fund may invest in debt securities of governmental issuers in all countries, including emerging market countries. These sovereign debt securities may include: fixed income securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; fixed income securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; Brady Bonds, which are described above; participations in loans between emerging market governments and financial institutions; or fixed income securities issued by supranational entities such as the World Bank or the European Economic Community. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.

Investment in the debt of foreign governments can involve a high degree of risk. The governmental entity that controls the repayment of debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may be

5

dependent on expected disbursements from other foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their debt. In addition, holders of foreign government obligations may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

Emerging Markets Debt.    Each Fund may invest a portion of its assets in the debt securities or currencies of issuers in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. The risks of investments are usually much greater in emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, including sudden, significant devaluations. In addition, the securities and currencies of many of these countries may have far lower trading volumes and less liquidity than those of developed nations. If the Fund’s investments need to be liquidated quickly, the Fund could sustain significant transaction costs.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments may be more likely to take actions that are hostile or detrimental to foreign investment than those of more developed countries, such as expropriation, confiscatory taxation and nationalization of assets and securities. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth, and which may in turn diminish the value of their currencies.

Depositary Receipts.  To the extent consistent with its investment objective and policies, each Fund may invest in American Depositary Receipts (“ADRs”) and similar depositary receipts.  ADRs, typically issued by a financial institution (a “depositary”), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary.  Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S.  Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S., including increased market, liquidity, currency, political, information, and other risks.  For purposes of the Funds’ investment policies, ADRs are treated as foreign securities.

Currency. Each Fund may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies, in particular “hard currencies,” or may invest in securities that trade in, or receive revenues in, foreign currencies.  “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations.  To the extent a Fund invests in such currencies, the Fund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar.  Currency rates in foreign countries may fluctuate significantly over short periods of time.  Fund assets that are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss.  A U.S. dollar investment in depositary receipts or shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer.  Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.

Foreign Currency Exchange Transactions.  Each Fund engages in spot transactions and may use forward contracts.  A forward contract on foreign currencies involves obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts typically are traded in the over-the-counter (“OTC”) derivatives market and entered into directly between currency traders and their customers.

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Each Fund may enter into forward contracts with respect to specific transactions.  For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction.  A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

Each Fund also may use forward contracts in connection with existing portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund’s exposure to foreign currencies that Lord Abbett believes may rise in value relative to the U.S. dollar or to shift the Fund’s exposure to foreign currency fluctuations from one country to another.  For example, when Lord Abbett believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency.  This investment practice generally is referred to as “cross-hedging” when another foreign currency is used.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.  Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.  The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Forward contracts involve the risk that anticipated currency movements may not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity date of a forward contract that requires a Fund to sell a currency, a Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which a  Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  A Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

The Developing Local Markets Fund’s currency forward contracts are currently expected to consist primarily of currency forward contracts that are contractually required to settle in cash, including non-deliverable currency forward contracts (“NDFs”). An NDF is a particular type of cash-settled forward contract that is generally used to gain exposure to a non-convertible or relatively thinly traded foreign currency. NDFs are often used when seeking to take positions in the currencies of emerging market countries. When taking positions in the currencies of developed countries, the Fund may enter into traditional forward contracts, with the added requirement that the contract settle only in cash (i.e., delivery of the underlying currency may not be used to settle the contract).

The Developing Local Markets Fund intends to enter into cash-settled currency forward contracts, including NDFs, that contractually require the netting of the parties’ liabilities. Under a cash-settled forward contract that requires netting, the Developing Local Markets Fund or its counterparty to the contract is required only to deliver a cash payment in the amount of its net obligation in settlement of the contract. Forward contracts are marked-to-market on a daily basis, and the Fund may be required to post collateral to a counterparty pursuant to the terms of a forward contract if the Fund has a net obligation under the contract. Likewise, the Fund may be entitled to receive collateral under the terms of a forward contract if the counterparty has a net obligation under the contract.

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A cash-settled forward contract generally does not require any initial cash outlay by the Fund. The Fund’s currency forward contracts, including its NDFs, will generally have maturities of approximately one to three months but may have maturities of up to six months or more. Each currency forward contract entered into by the Developing Local Markets Fund will identify a specific “contract settlement rate,” generally equal to or approximately equal to the current forward price of the underlying currency at the time the contract is established. The Fund will be identified as the “currency buyer” on its long forward contract positions and as the “currency seller” on its short forward contract positions. The Fund will earn a positive return from a long forward contract position if the underlying currency exchange rate on or about the settlement date is less than the contract settlement rate established at the contract’s commencement. Conversely, the Fund will lose money from a long forward contract position if the underlying currency exchange rate on or about the settlement date is greater than the contract settlement rate established at the contract’s commencement. Similarly, the Fund will earn a positive return from a short forward contract position if the underlying currency exchange rate on or about the settlement date is greater than the contract settlement rate established at the contract’s commencement, and will lose money if the underlying currency exchange rate on or about the settlement date is less than the contract settlement rate established at the contract’s commencement.

The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing.  The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance.  In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Foreign Currency Options.  Each Fund may take positions in options on foreign currencies to hedge against the risk that foreign exchange rate fluctuations will affect the value of foreign securities the Fund holds in its portfolio or intends to purchase.  For example, if a Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency.  Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved.  A Fund’s ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market.  There can be no assurance that a liquid secondary market will exist for a particular option at any specific time.  In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

Transaction costs may be higher because the quantities of currencies underlying option contracts that the Funds may enter represent odd lots in a market dominated by transactions between banks.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis.  Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable.  Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

Each Fund may effectively terminate its rights or obligations under options by entering into closing transactions.  Closing transactions permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option.  The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar.  Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions.  As a result, changes in the value of an option position may have no relationship to the investment merit of the foreign currency.  Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

Options normally have expiration dates of up to nine months.  The exercise price may be below, equal to or above the current market value of the underlying currency.  Options that expire unexercised have no value, and the Funds will realize a loss of any premium paid and any transaction costs.  Although the Funds intend to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into,

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closing transactions with the Funds, there can be no assurance that the Funds will be able to liquidate an option at a favorable price at any time prior to expiration.  In the event of insolvency of the counter-party, the Funds may be unable to liquidate a foreign currency option.  Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Funds would have to exercise those options that they had purchased in order to realize any profit.

Futures Contracts and Options on Futures Contracts.  The Funds may engage in futures and options on futures transactions in accordance with their investment objective and policies.  Futures contracts are standardized contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price.  An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. In addition to incurring fees in connection with futures and options, an investor is required to maintain margin deposits. At the time of entering into a futures transaction or writing an option, an investor is required to deposit a specified amount of cash or eligible securities called “initial margin.”  Subsequent payments, called “variation margin,” are made on a daily basis as the market price of the futures contract or option fluctuates.

Each Fund may purchase and sell futures contracts and purchase and write call and put options on futures contracts for bona fide hedging purposes, including to hedge against changes in interest rates, securities prices, or to the extent a Fund invests in foreign securities, currency exchange rates, or in order to pursue risk management strategies, including gaining efficient exposure to markets and minimizing transaction costs.  Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options.

Futures contracts and options on futures contracts present substantial risks, including the following:

•      While a Fund may benefit from the use of futures and related options, unanticipated market events may result in poorer overall performance than if a Fund had not entered into any futures or related options transactions.

•      Because perfect correlation between a futures position and a portfolio position that a Fund intends to hedge is impossible to achieve, a hedge may not work as intended, and a Fund may thus be exposed to additional risk of loss.

•      The loss that a Fund may incur in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

•      Futures markets are highly volatile, and the use of futures may increase the volatility of a Fund’s net asset value.

•      As a result of the low margin deposits normally required in futures and options on futures trading, a relatively small price movement in a contract may result in substantial losses to a Fund.

•      Futures contracts and related options may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

•      The counterparty to an OTC contract may fail to perform its obligations under the contract.

Stock Index Futures.  The Global Equity Fund may seek to reduce the volatility in its portfolio through the use of stock index futures contracts.  A stock index futures contract is an agreement pursuant to which two parties agree, one to receive and the other to pay, on a specified date an amount of cash equal to a specified dollar amount — established by an exchange or board of trade — times the difference between the value of the index at the close of the last trading day of the contract and the price at which the futures contract is originally written.  The purchaser pays no consideration at the time the contract is entered into; the purchaser only pays the good faith deposit.

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The market value of a stock index futures contract is based primarily on the value of the underlying index.  Changes in the value of the index will cause roughly corresponding changes in the market price of the futures contract.  If a stock index is established that is made up of securities whose market characteristics closely parallel the market characteristics of the securities in the Fund’s portfolio, then the market value of a futures contract on that index should fluctuate in a way closely resembling the market fluctuation of the portfolio.  Thus, if a Fund sells futures contracts, a decline in the market value of the portfolio will be offset by an increase in the value of the short futures position to the extent of the hedge (i.e, the size of the futures position).  Conversely, when a Fund has cash available (for example, through substantial sales of shares) and wishes to invest the cash in anticipation of a rising market, the Fund could rapidly hedge against the expected market increase by buying futures contracts to offset the cash position and thus cushion the adverse effect of attempting to buy individual securities in a rising market.  Stock index futures contracts are subject to the same risks as other futures contracts discussed above under “Futures Contracts and Options on Futures Contracts.”

Listed Options on Securities.  Each Fund may purchase and write national and international securities exchange-listed put and call options on securities or securities indices in accordance with its investment objective and policies.  A “call option” is a contract sold for a price giving its holder the right to buy a specific amount of securities at a specific price prior to a specified date. A “covered call option” is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option.  Each Fund may write covered call options that are traded on a national or international securities exchange with respect to securities in its portfolio in an attempt to increase income and to provide greater flexibility in the disposition of portfolio securities.  During the period of the option, a Fund forgoes the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds its net premium).  Each Fund may also enter into “closing purchase transactions” in order to terminate their obligation to deliver the underlying security.  This may result in a short-term gain or loss.  A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written.  If a Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation.

A “put option” gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period.  A put option sold by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the obligation. Writing listed put options may be a useful portfolio investment strategy when the Fund has cash or other reserves available for investment as a result of sales of Fund shares or when the investment manager believes a more defensive and less fully invested position is desirable in light of market conditions. Each Fund will not purchase an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options.  Each Fund may write covered put options to the extent that cover for such options does not exceed 15% of the Fund’s net assets. Each Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of the Fund’s net assets at the time an option is written.

The purchase and writing of options is a highly specialized activity that involves special investment risks. Each Fund may use options for hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). If Lord Abbett is incorrect in its expectation of changes in market prices or determination of the correlation between the securities on which options are based and a Fund’s portfolio securities, the Fund may incur losses.  The use of options can also increase a Fund’s transaction costs.

Over-the-Counter Options.  The Funds may enter into over-the-counter options contracts (“OTC options”).  OTC options differ from exchange-traded options in several respects.  OTC options are transacted directly with dealers and not with a clearing corporation and there is a risk of nonperformance by the dealer as a result of the insolvency of the dealer or otherwise, in which event, the Fund may experience material losses.  However, in writing OTC options, the premium is paid in advance by the dealer.  OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options.  Since there is no exchange, pricing normally is done by reference to information from market makers, which information is carefully monitored by Lord Abbett and verified in appropriate cases.

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A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction.  In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any given time.  Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  Similarly, when a Fund writes an OTC option, generally it can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with whom the Fund originally wrote it.  If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised.  Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so.  Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer.  Similarly, a purchaser of such put or call option also might find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The Funds and Lord Abbett believe that such dealers present minimal credit risks to the Fund and, therefore, should be able to enter into closing transactions if necessary.  The Funds currently will not engage in OTC options transactions if the amount invested by a Fund in OTC options plus a “liquidity charge” related to OTC options written by the Fund, plus the amount invested by the Fund in illiquid securities, would exceed 10% of the Fund’s net assets.  The “liquidity charge” referred to above is computed as described below.

The Funds anticipate entering into agreements with dealers to which the Funds sell OTC options.  Under these agreements a Fund would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the “Repurchase Price”).  The “liquidity charge” referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option.  The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price.  In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security.  If there is no such agreement requiring a dealer to allow the Fund to repurchase a specific OTC option written by the Fund, the “liquidity charge” will be the current market value of the assets serving as “cover” for such OTC option.

Swap and Similar Transactions.  The Developing Local Markets Fund may enter into swap transactions for hedging or for investment purposes.  A swap transaction involves an agreement between two parties to exchange different types of cash flows based on a specified or “notional” amount.  The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified securities, currencies or indices.  The Fund may enter into swap transactions with counterparties that generally are banks, securities dealers or their respective affiliates.

In an interest rate swap, the Fund may agree to either make or receive payments that are equivalent to a fixed rate of interest on the specified notional amount in exchange for payments that are equivalent to a variable rate of interest (based on a specified index) on the same notional amount.  Interest rate swaps may enable the Fund to either increase or reduce its interest rate risk or to adjust the duration of its bond portfolio.

In a credit swap, the Fund may agree to make one or more premium payments in exchange for the agreement of its counterparty to pay an amount equal to the decrease in value of a specified bond or a basket of debt securities upon the occurrence of a default or other “credit event” relating to the issuers of the debt.  In such transactions, the Fund effectively acquires protection from decreases in the creditworthiness of the debt issuers.  Alternatively, a Fund may agree to provide such credit protection in exchange for receiving the premium payments.

Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values.

The Fund may enter into long and short currency positions using swap contracts that are frequently referred to as “bullet swaps.” Under a bullet swap contract, the Fund will, at the end of the term of the swap contract, make a payment that is based on a fixed currency exchange rate in exchange for a payment from the swap counterparty that is based on the prevailing currency exchange rate. The bullet swap contracts generally will have terms of

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approximately one to three months, but may have terms of up to six months or more. Lord Abbett, however, in its discretion may terminate a swap contract prior to its term, subject to any potential termination fee that is in addition to the Fund’s accrued obligation under the swap contract. At the end of a swap contract’s term, the Fund may enter into a new swap contract. The Fund’s swap contracts will be made in the OTC market and will be entered into with counterparties that typically will be banks, investment banking firms or broker-dealers.

In a total return swap, the Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as payments equivalent to any distributions made on that asset, over the term of the swap.  If the value of the asset underlying a total return swap declines over the term of the swap, the Fund may also be required to pay an amount equal to that decline in value to its counterparty.  The Fund may also be the seller of a total return swap, in which case they would receive premium payments and an amount equal to any decline in value of the underlying asset over the term of the swap, but it would be obligated to pay their counterparty an amount equal to any appreciation.

The Fund may also purchase and write (sell) options contracts on swaps, commonly known as “swaptions.”  A swaption is an option to enter into a swap agreement.  As with other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligations, to enter into an underlying swap on agreed upon terms.  The seller of a swaption receives the premium in exchange for the obligation to enter into the agreed-upon underlying swap if the option is exercised.

The Fund also may purchase or sell interest rate caps, floors and collars.  The purchaser of an interest rate cap is entitled to receive payments only to the extent that a specified index exceeds a predetermined interest rate.  The purchaser of an interest floor is entitled to receive payments only to the extent that a specified index is below a predetermined interest rate.  A collar effectively combines a cap and a floor so that the purchaser receives payments only when market interest rates are within a specified range of interest rates.

The use of these transactions is a highly specialized activity that involves investment techniques and risks that are different from those associated with ordinary portfolio securities transactions.  If Lord Abbett is incorrect in its forecasts of the interest rates, currency exchange rates or market values or its assessments of the credit risks, relevant to these transactions that it enters, the investment performance of the Fund may be less favorable than it would have been if the Fund had not entered into them.

Because these arrangements are bilateral agreements between the Fund and its counterparty, each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or loses to the Fund.  The Fund’s obligations under swap agreements generally are collateralized by cash or government securities based on the amount by which the value of the payments that the Fund is required to pay exceed the value of the payments that its counterparty is required to make.  The Fund segregates liquid assets equal to any difference between that excess and the amount of collateral that it is required to provide.  Conversely, the Fund requires its counterparties to provide collateral on a comparable basis except in those instances in which Lord Abbett is satisfied with the claims paying ability of the counterparty without such collateral.

It is not currently expected that these transactions will be a principal strategy of the Fund.

Structured Securities.  Each Fund may invest up to       % of its net assets in structured securities.  Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other financial indicators (the “Reference”), or to relative changes in two or more References.  The interest rate or principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference or certain specified events.  Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase or decrease in the interest rate or the value of the security at maturity.  A Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  Structured securities may present additional risks that are different from those associated with a direct investment in fixed-income or equity securities; they may be more volatile, less liquid and more difficult to price accurately and

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subject to additional credit risks.  Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index.  A Fund that invests in structured securities could lose more than the principal amount invested.

Short Sales.   Each Fund may make short sales of securities or maintain a short position, if at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short.  Each Fund does not intend to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales.

Segregation of Assets.  Each Fund may be required to “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other Securities and Exchange Commission – (“SEC”) or staff-approved measures, to “cover” open positions with respect to certain kinds of derivatives instruments. In the case of forward contracts that are not contractually required to cash settle, for example, the Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open. With respect to forward contracts, including NDFs, that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. Each Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

The Developing Local Markets Fund generally will use its debt securities to cover its obligations as required by the Investment Company Act, the rules thereunder, and applicable SEC and SEC staff positions. As a result of their segregation, the debt securities (or any other liquid asset segregated) may not be used for other operational purposes.  Lord Abbett will monitor the Fund’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Fund’s portfolio investments or the termination of the currency contracts.

Investment Companies.  Each Fund may invest in securities of other investment companies subject to limitations prescribed by the Act.  These limitations include a prohibition on a Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of any Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.  Each Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which it invests.  Such investment companies will generally be money market funds or have investment objectives, policies and restrictions substantially similar to those of the investing Fund and will be subject to substantially the same risks.

Each Fund may, consistent with its investment policies, invest in investment companies established to accumulate and hold a portfolio of securities that is intended to track the price performance and dividend yield of a well-known securities index.  A Fund may use such investment company securities for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs.  The price movement of such securities may not perfectly parallel the price movement of the underlying index.  An example of this type of security is the Standard & Poor’s Depositary Receipt, commonly known as a “SPDR.”

Each Fund may invest in foreign countries through investment companies.  Some emerging countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investment in the securities of such countries is permitted through investment funds that have been specifically authorized.  In addition to the additional fees associated with such indirect investments, these investments are subject to the risks of investing in foreign securities.

High-Yield or Lower-Rated Debt Securities.  To the extent consistent with their investment objectives and policies, each Fund may invest in high-yield debt securities.  High-yield debt securities (also referred to as “lower rated debt securities” or “junk bonds”) are rated BB/Ba or lower and may pay a higher yield, but entail greater risks, than investment grade debt securities.  When compared to investment grade debt securities, high-yield debt securities:

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•                  have a higher risk of default and their prices can be much more volatile due to lower liquidity;

•                  tend to be less sensitive to interest rate changes; and

•                  pose a greater risk that exercise of any of their redemption or call provisions in a declining market may result in their replacement by lower-yielding bonds.

In addition, while the market for high-yield, corporate debt securities has been in existence for many years, the market in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly-leveraged corporate acquisitions and restructurings.  Accordingly, past experience may not provide an accurate indication of future performance of this market, especially during periods of economic recession.

Since the risk of default is higher among high-yield debt securities, Lord Abbett’s research and analysis are important ingredients in the selection of such securities.  Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, a Fund seeks to reduce this risk.  There can be no assurance, however, that this risk will in fact be reduced and that losses will not occur.  Each Fund does not have any minimum rating criteria applicable to the fixed-income securities in which it invests.

Mortgage-Related and Other Asset-Backed Securities.   The Developing Local Markets Fund may invest a significant portion of its assets in mortgage-related securities and also may invest in and other asset-backed securities in connection with public or private offerings, or secondary market transactions.  Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others.  Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.

Mortgage Pass-Through Securities.   Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a monthly payment which consists of both interest  and principal payments.  In effect, these payments are a “pass-through” of the monthly payments made by individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities.  Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred.

Government National Mortgage Association.  The principal governmental guarantor of mortgage-related securities is the “GNMA.” GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”).  Both are government-sponsored corporations owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans.  Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.  Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools.  However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund’s investment quality standards.  There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance

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policies or guarantee arrangements.  Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to Fund industry concentration restrictions by virtue of the exclusion from that test available to all U.S. Government securities.  In the case of privately issued mortgage-related securities, the Fund takes the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries.  The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC.  Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA.  In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations and Real Estate Mortgage Investment Conduits  (“CMOs”).  A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security.  Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis.  CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are issued in multiple classes, each bearing a different stated maturity.  Payments of principal normally are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full.

Commercial Mortgage-Backed Securities.  Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.  Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans.  These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.  Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, or stripped mortgage-backed securities.

Mortgage Dollar Rolls. The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

To Be Announced “TBA” Sale Commitments. The Fund may enter into TBA sale commitments to sell mortgage backed securities that the Fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the Fund’s valuation procedures. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale)

15

commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Stripped Mortgage-Backed Securities (“SMBS”).   SMBS are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.  SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).  The value of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may cause the Fund to lose money.  The value of a PO class generally increases as interest rates decline and prepayment rates rise.  The price of these securities is typically more volatile than that of coupon bearing bonds of the same maturity.

Other Asset-Backed Securities.  The Fund may invest in asset-backed securities (unrelated to mortgage loans).  Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property.  In addition to prepayment risks, these securities present credit risks that are not inherent in mortgage-related securities.

REITs.  Global Equity Fund may invest in real estate investment trusts (“REITs”), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.  Like regulated investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”).  By investing in a REIT, a Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.

Investing in REITs involves certain risks.  A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT.  REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects.  REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Act. REITs are also subject to interest rate risks.

U.S. Government Securities. Each Fund may invest in obligations of the U.S. Government and its agencies and instrumentalities, including Treasury bills, notes, bonds and certificates of indebtedness, that are issued or guaranteed as to principal or interest by the U.S. Treasury or U.S. Government sponsored enterprises.

Securities of Government Sponsored Enterprises. Each Fund may invest extensively in securities issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as the Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks (“FHLBanks”) and Federal Agricultural Mortgage Corporation (“Farmer Mac”).  Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured or guaranteed by the Federal Housing Administration, the Department of Veterans Affairs, the Rural Housing Service, or the U.S. Department of Housing and Urban Development. Fannie Mae, Freddie Mac and Farmer Mac are federally chartered public corporations owned entirely by their shareholders; the FHLBanks are federally chartered corporations owned by their member financial institutions.  Although Fannie Mae, Freddie Mac, Farmer Mac, and the FHLBanks guarantee the timely payment of interest and ultimate collection of principal with respect to the securities they issue, their securities are not backed by the full faith and credit of the U.S. States Government.

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Municipal Bonds.  The Developing Local Markets Fund may invest up to 5% of its net assets in municipal bonds which, at the time of purchase, are investment grade or determined by Lord Abbett to be of comparable quality.  Municipal bonds are debt securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, Puerto Rico and their political subdivisions, agencies and instrumentalities.  Municipal bonds generally are divided into two types:  (1) general obligation bonds which are secured by the full faith and credit of the issuer and its taxing power; and (2) revenue bonds, including industrial development bonds and private activity bonds, which are payable only from revenue derived from a particular facility or source, such as bridges, tolls or sewer services.  Any income attributable to a Fund’s municipal bond holdings will not retain its tax-exempt character when distributed to shareholders.

Like other fixed income investments, the value of a Fund’s investments in municipal bonds will vary in response to changes in interest rates and other market factors.  As interest rates rise, these investments typically will lose value.  Additional risks that could reduce a Fund’s performance or increase volatility include:  (1) credit risk where the market perceives a deterioration in the creditworthiness of an issuer, causing the value of its bonds to decline; (2) call risk where bond issuers may pay off their loans early by buying back the bonds as interest rates decline, thus depriving bondholders of above market interest rates; (3) governmental risk where government actions and/or local, state and regional factors may have an adverse effect on bond prices; (4) legislative risk where legislative changes in the tax-exempt character of particular municipal bonds may have an adverse effect on bond prices; and (5) management risk where certain sectors or investments do not perform as expected, resulting in the Fund’s underperformance relative to similar funds or losses to the Fund.

Repurchase Agreements.  Each Fund may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction by which the purchaser acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date.  The resale price reflects the purchase price plus an agreed-upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security.  Each Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises (“U.S. Government Securities”) having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest).  Such agreements permit a Fund to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer term nature.

The use of repurchase agreements involves certain risks.  For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of them.  Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties.  Each Fund intends to limit repurchase agreements to transactions with dealers and financial institutions believed by Lord Abbett, as the investment manager, to present minimal credit risks.  Lord Abbett will monitor the creditworthiness of the repurchase agreement sellers on an ongoing basis.

Reverse Repurchase Agreements.  Each Fund may enter into reverse repurchase agreements.  In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price.  Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund).  This risk is greatly reduced because the Fund generally receives cash equal to 98% of the price of the security sold.  Engaging in reverse repurchase agreements may also involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities.  Each Fund will attempt to minimize this risk by managing its duration.  Each Fund’s reverse repurchase agreements will not exceed 20% of the Fund’s net assets.

Illiquid Securities.  Each Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

•                  Domestic and foreign securities that are not readily marketable.

•                  Repurchase agreements and time deposits with a notice or demand period of more than seven days.

•                  Certain restricted securities, unless Lord Abbett determines, subject to the oversight of the Board, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A (“144A Securities”) and is liquid.

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144A Securities may be resold to a qualified institutional buyer without registration and without regard to whether the seller originally purchased the security for investment.  Investing in 144A Securities may decrease the liquidity of each Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.  The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

When-Issued or Forward Transactions.  Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.  The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government Securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund’s custodian in order to pay for the commitment.  There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date that could result in depreciation of the value of fixed-income when-issued securities.  At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value.  Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Securities Lending.  Although the Funds have no current intention of doing so, each Fund may lend portfolio securities to registered broker-dealers.  These loans may not exceed 30% of a Fund’s total assets.  Securities loans will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government Securities or other permissible means at least equal to 102% of the market value of the domestic securities loaned and 105% in the case of foreign securities loaned.  A Fund may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Fund and is acting as a “placing broker.”  No fee will be paid to affiliated persons of a Fund.

By lending portfolio securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities, or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities or other forms of non-cash collateral are received.  Lending portfolio securities could result in a loss or delay in recovering a Fund’s securities if the borrower defaults.

Temporary Defensive Investments.  As described in the Prospectus, each Fund is authorized to temporarily invest a substantial amount, or even all, of its assets in various short-term fixed-income securities to take a defensive position.  These securities include:

•                  U.S. Government Securities.

•                  Commercial paper.  Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs.  Commercial paper is issued in bearer form with maturities generally not exceeding nine months.  Commercial paper obligations may include variable amount master demand notes.

•                  Bank certificates of deposit and time deposits.  Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan.  They are issued for a definite period of time and earn a specified rate of return.

•                  Bankers’ acceptances.  Bankers’ acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer.  These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity.  They are primarily used to finance the import, export, transfer or storage of goods. They are “accepted” when a bank guarantees their payment at maturity.

•                  Repurchase agreements.

•                  Comparable foreign fixed income securities.

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Policies and Procedures Governing Disclosure of Portfolio Holdings. The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings and ongoing arrangements making available such information to the general public, as well as to certain third parties on a selective basis.  Among other things, the policies and procedures are reasonably designed to ensure that the disclosure is in the best interests of Fund shareholders and to address potential conflicts of interest between the Funds on the one hand and Lord Abbett and its affiliates or affiliates of the Funds on the other hand.  Except as noted below, the Funds do not provide the their portfolio holdings to any third party until they are made available to the general public on Lord Abbett’s website at www.LordAbbett.com or otherwise.  The exceptions are as follows:

1.               The Funds may provide their portfolio holdings to (a) third parties that render services to the Funds relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.), as appropriate to the service being provided to the Funds, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a monthly or calendar quarterly basis for the sole purpose of performing their own analyses with respect to the Funds one day following each calendar period-end.  The Funds may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the Funds;

2.               The Funds may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of the largest portfolio positions, and/or portfolio performance attribution information to certain Financial Intermediaries one day following each period; and

3.               The Funds may provide their portfolio holdings or related information under other circumstances subject to the authorization of the Fund’s officers, in compliance with policies and procedures adopted by the Board.

Before providing schedules of their portfolio holdings to a third party in advance of making them available to the general public, the Funds obtain assurances through contractual obligations, certifications or other appropriate means such as due diligence sessions and other meetings to the effect that: (i) neither the receiving party nor any of its officers, employees or agents will be permitted to take any holding-specific investment action based on the portfolio holdings and (ii) the receiving party will not use or disclose the information except as it relates to rendering services for the Funds related to portfolio holdings, to perform certain internal analyses in connection with its evaluation of the Funds and/or their investment strategies, or for similar purposes.  The sole exception relates to the agreement with SG Constellation, LLC (“SGC”), the provider of financing for the distribution of the Funds’ Class B shares. The fees payable to SGC are based in part on the value of the Funds’ portfolio securities.  In order to reduce the exposure of such fees to market volatility, SGC aggregates the portfolio holdings information provided by all of the mutual funds that participate in its Class B share financing program (including the Funds) and may engage in certain hedging transactions based on the information.  However, SGC will not engage in transactions based solely on the Funds’ portfolio holdings. In addition, and also in the case of other portfolio-related information, written materials will contain appropriate legends requiring that the information be kept confidential and restricting the use of the information. An executive officer of each Fund approves these arrangements subject to the Board’s review and oversight, and Lord Abbett provides reports at least annually to the Board concerning them. The Board also reviews the Funds’ policies and procedures governing these arrangements on an annual basis.  These policies and procedures may be modified at any time with the approval of the Board.

Neither the Funds, Lord Abbett nor any other party receives any compensation or other consideration in connection with any arrangement described in this section, other than fees payable to a service provider rendering services to the Funds related to the Funds’ portfolio holdings.  For these purposes, compensation does not include normal and customary fees that Lord Abbett or an affiliate may receive as a result of investors making investments in the Funds. Neither the Funds, Lord Abbett nor any of their affiliates has entered into an agreement or other arrangement with any third party recipient of portfolio related information under which the third party would maintain assets in the Funds or in other investment companies or accounts managed by Lord Abbett or any of its affiliated persons.  Lord Abbett’s Compliance Department periodically reviews and evaluates Lord Abbett’s adherence to the above policies and procedures, including the existence of any conflicts of interest between the Funds on the one hand and Lord Abbett and its affiliates or affiliates of the Funds on the other hand. The Compliance Department reports to the Board at least annually regarding its assessment of compliance with these policies and procedures.

Fund Portfolio Information Recipients.  Attached as Appendix A is a list of the third parties that may receive portfolio holdings information under the circumstances described above.

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3.

Management of the Funds

The Board is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland.  The Board appoints officers who are responsible for the day-to-day operations of the Company and who execute policies authorized by the Board.  As discussed in the Funds’ Annual Report to Shareholders, the Board also approves an investment adviser to the Company and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser.  Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Company’s investment adviser.

Interested Directors

The following Directors are Partners of Lord Abbett and are “interested persons” of the Company as defined in the Act.  Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Company	Principal Occupation During Past Five Years	Other Directorships

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director since 1995; Chairman since 1996	Managing Partner and Chief Executive Officer of Lord Abbett since 1996.	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director since 2006	Partner and Director of Marketing and Client Service of Lord Abbett since 1990.	N/A

Independent Directors

The following independent or outside Directors (“Independent Directors”) are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Company	Principal Occupation During Past Five Years	Other Directorships

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994

Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997).

Currently serves as director of Crane Co. and Huttig Building Products Inc.

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William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Director since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O’Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc. (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).

Currently serves as director of WellPoint, Inc.; Resources Connection Inc.; Holcim (U.S.) Inc. (a subsidiary of Holcim Ltd.); and Lend Lease Corporation Limited.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000

Advisor of One Equity Partners, a private equity firm (since 2004); Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003); Chairman of Warburg Dillon Read, an investment bank (1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).

Currently serves as director of Molson Coors Brewing Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1988	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979-1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998) and Viacell Inc. (since 2002).

Officers

None of the officers listed below have received compensation from the Company. All the officers of the Company may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

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Name and Year of Birth	Current Position with Company	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1995	Managing Partner and Chief Executive Officer of Lord Abbett (since 1996).

Daria L. Foster (1954)	President	Elected in 2006	Partner and Director of Marketing and Client Service of Lord Abbett (since 1990).

Daniel H. Frascarelli (1954)	Executive Vice President	Elected in 2005	Partner and Director of Large Cap Core Equity, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2001	Partner and Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

Jerald M. Lanzotti (1967)	Executive Vice President	Elected in 1997	Partner and Investment Manager, joined Lord Abbett in 1996.

Harold E. Sharon (1960)	Executive Vice President	Elected in 2003	Partner, Investment Manager and Director, International Core Equity Investments, joined Lord Abbett in 2003; Financial Industry Consultant for venture capitalist (2001 - 2003).

James Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004; Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002-2003); attorney at Dechert LLP (2000-2002).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Manager of Equity Trading, joined Lord Abbett in 1983.

Christina T. Simmons (1957)	Vice President and Assistant Secretary	Elected in 2001	Assistant General Counsel, joined Lord Abbett in 1999.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003; formerly Vice President, Lazard Asset Management LLC.

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Committees

The standing committees of the Board are the Audit Committee, the Proxy Committee, the Nominating and Governance Committee and the Contracts Committee.

The Audit Committee is composed wholly of Directors who are not “interested persons” of the Funds.  The members of the Audit Committee are Messrs. Bigelow, Calhoun, Hobbs and Tullis.  The Audit Committee provides assistance to the Board in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Funds, and the quality and integrity of each Fund’s financial reports.  Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of each Fund’s independent registered public accounting firm and considering violations of the Funds’ Code of Ethics to determine what action should be taken. The Audit Committee meets quarterly and during the past fiscal year met five times.

The Proxy Committee is composed of at least two Directors who are not “interested persons” of the Funds, and also may include one or more Directors who are partners or employees of Lord Abbett. The current members of the Proxy Committee are three Independent Directors: Messrs. Bush and Neff, and Ms. Hill. The Proxy Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; and (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest. During the past fiscal year, the Proxy Committee met twice.

The Nominating and Governance Committee is composed of all the Directors who are not “interested persons” of the Funds.  Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as Independent Directors and as committee members; and (ii) periodically reviewing director/trustee compensation.  During the past fiscal year, the Nominating and Governance Committee met four times. The Nominating and Governance Committee has adopted policies with respect to its consideration of any individual recommended by the Funds’ shareholders to serve as an Independent Director.  A shareholder who would like to recommend a candidate may write to the Funds.

The Contracts Committee consists of all Directors who are not “interested persons” of the Funds.  The Contracts Committee conducts much of the factual inquiry undertaken by the Directors in connection with the Board’s annual consideration of whether to renew the management and other contracts with Lord Abbett and Lord Abbett Distributor.  The Contracts Committee held one formal meeting during the last fiscal year; in addition, members of the Committee conducted inquiries into the portfolio management approach and results of Lord Abbett, and reported the results of those inquiries to the Nominating and Governance Committee.

Compensation Disclosure

The following table summarizes the compensation for each of the directors/trustees of the Company and for all Lord Abbett-sponsored funds.

The second column of the following table sets forth the compensation accrued by the Company for Independent Directors.  The third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the independent directors/trustees, and amounts payable but deferred at the option of the director/trustee.  No director/trustee of the funds associated with Lord Abbett and no officer of the funds received any compensation from the funds for acting as a director/trustee or officer.

	For Fiscal Year Ended	For Year Ended December 31, 2006
	December 31, 2006	Total Compensation Paid by the
	Aggregate Compensation	Company and Thirteen Other Lord
Name of Director	Accrued by the Company(1)	Lord Abbett-Sponsored Funds2
E. Thayer Bigelow	$514	$201,877
William H.T. Bush	$478	$187,877
Robert B. Calhoun, Jr.	$534	$209,877
Julie A. Hill	$488	$191,877
Franklin W. Hobbs	$488	$191,877
C. Alan MacDonald*	$105	$41,585
Thomas J. Neff	$473	$185,877
James L.L. Tullis**	$389	$152,748

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* Mr. MacDonald retired effective March 31, 2006.

** Mr. Tullis became a Director of the Company and a director/trustee of each of the other Lord Abbett-sponsored funds (except the Large Cap Growth Fund) as of March 23, 2006. He became a trustee of the Large Cap Growth Fund as of December 18, 2006.

(1)          Independent Directors’ fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund.  A portion of the fees payable by the Funds to their Independent Directors may be deferred at the option of a Director under an equity-based plan (the “equity-based plan”) that deems the deferred amounts to be invested in shares of a Fund for later distribution to the Directors.  In addition, $25,000 of each Director’s retainer must be deferred and is deemed invested in shares of the Company and other Lord Abbett-sponsored funds under the equity-based plan. Of the amounts shown in the second column, the total deferred amounts for the Directors are $64, $115, $534, $176, $488, $14, $473, and $219 respectively.

(2)          The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2006, including fees directors/trustees have chosen to defer.

The following chart provides certain information about the dollar range of equity securities beneficially owned by each Director in the Company and other Lord Abbett-sponsored funds as of December 31, 2006.  The amounts shown include deferred compensation to the Directors deemed invested in fund shares.  The amounts ultimately received by the Directors under the deferred compensation plan will be directly linked to the investment performance of the funds.

	Dollar Range of Equity Securities in the Funds		Aggregate Dollar
Name of Director	Global Equity Fund	Developing Local Markets Fund	Range of Equity Securities in Lord Abbett-Sponsored Funds
Robert S. Dow	Over $100,000	Over $100,000	Over $100,000
Daria L. Foster*	$10,001-$50,000	$10,001-$50,000	Over $100,000
E. Thayer Bigelow	$1-$10,000	$1-$10,000	Over $100,000
William H. T. Bush	$1-$10,000	$1-$10,000	Over $100,000
Robert B. Calhoun, Jr.	$1-$10,000	$1-$10,000	Over $100,000
Julie A. Hill	$1-$10,000	$1-$10,000	Over $100,000
Franklin W. Hobbs	$1-$10,000	$1-$10,000	Over $100,000
C. Alan MacDonald**	$1-$10,000	$10,001-$50,000	Over $100,000
Thomas J. Neff	$50,001-$100,000	$10,001-$50,000	Over $100,000
James L.L. Tullis***	$1-$10,000	$1-$10,000	$50,001-$100,000

*Ms. Foster became Director of the Company as of September 14, 2006.

**Mr. MacDonald retired effective March 31, 2006.

***Mr. Tullis became a Director of the Company and a director/trustee of each of the other Lord Abbett-sponsored funds (except the Large Cap Growth Fund) as of March 23, 2006. He became a trustee of the Large Cap Growth Fund as of December 18, 2006.

Code of Ethics

The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts.  In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Company’s Code of Ethics which complies, in substance, with Rule 17j-1 under the Act and each of the recommendations of the Investment Company Institute’s Advisory Group on Personal Investing.  Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from (1) investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a

24

trade or trades in such security, (2) profiting on trades of the same security within 60 days, (3) trading on material and non-public information, and (4) engaging in market timing activities with respect to the Lord Abbett-sponsored funds.  The Code of Ethics imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.

Proxy Voting

The Funds have delegated proxy voting responsibilities to the Funds’ investment adviser, Lord Abbett, subject to the Proxy Committee’s general oversight.  Lord Abbett has adopted its own proxy voting policies and procedures for this purpose. A copy of Lord Abbett’s proxy voting policies and procedures is attached as Appendix B.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year.  The Funds’ Form N-PX filing is available on the SEC’s website at www.sec.gov.  The Funds also have made this information available, without charge, on Lord Abbett’s website at www.LordAbbett.com.

4.

Control Persons and Principal Holders of Securities

[TO BE UPDATED]

5.

Investment Advisory and Other Services

Investment Adviser

As described under “Management” in the Prospectus, Lord Abbett is each Fund’s investment adviser.  The following partners of Lord Abbett, are also officers of the Company:  Joan A. Binstock, Daniel H. Frascarelli, Robert I. Gerber, Jerald Lanzotti, Lawrence H. Kaplan, A. Edward Oberhaus, III, and Harold Sharon.  Robert S. Dow and Daria L. Foster are partners of Lord Abbett, officers of the Funds and Directors of the Company.  The other partners of Lord Abbett are: Robert Ball, Bruce Bartlett, Michael Brooks, Zane E. Brown, Patrick Browne, John Corr, John J. DiChiaro, Sholom Dinsky, Milton Ezrati, Kevin P. Ferguson, Robert P. Fetch, Daria L. Foster, Kenneth Fuller, Michael S. Goldstein, Michael A. Grant, Howard E. Hansen, Gerard Heffernan, Charles Hofer, W. Thomas Hudson, Jr., Cinda Hughes, Ellen G. Itskovitz, Richard Larsen, Robert A. Lee, Maren Lindstrom, Gregory M. Macosko, Thomas Malone, Charles Massare, Jr., Vincent McBride, Paul McNamara, Robert J. Noelke, F. Thomas O’Halloran, R. Mark Pennington, Walter Prahl, Michael Radziemski, Eli M. Salzmann, Douglas B. Sieg, Richard Sieling, Michael T. Smith, Jarrod Sohosky, Diane Tornejal, Christopher J. Towle, Edward K. von der Linde, and Marion Zapolin.  The address of each partner is 90 Hudson Street, Jersey City, NJ 07302-3973.

Under the Management Agreement between Lord Abbett and the Company, each Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month.  These management fees are allocated among the separate classes based on each Fund’s average daily net assets.  The annual rates for each Fund are calculated as follows:

For the Global Equity Fund the management fee is calculated at the following rates:

0.75% on the first $1 billion of average daily net assets;

0.70% on the next $1 billion of average daily net assets; and

0.65% on the Fund’s average daily net assets over $2 billion.

For the Developing Local Markets Fund the management fee is calculated at the following rates:

0.50% on the first $1 billion of average daily net assets; and

0.45% on the Fund’s average daily net assets over $1 billion.

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For the fiscal years ended December 31, 2006, 2005, and 2004 the management fees for the Global Equity Fund and the Developing Local Markets Fund were as follows:

	2006	2005	2004
Global Equity Fund	$725,001	$585,413	$495,600

Developing Local Markets Fund	$309,950	$340,861	$328,232

For the period from January 1, 2007 through April 30, 2008, Lord Abbett has contractually agreed to reimburse a portion of each Fund’s expenses so that the Global Equity Fund’s total annual operating expenses do not exceed an aggregate annualized rate of 1.60% of average daily net assets for Class A shares, 2.25% of average daily net assets for Class B and C shares, and 1.70% of average daily net assets for Class P shares and the Developing Local Markets Fund’s Total Annual Operating Expenses do not exceed an aggregate annualized rate of 1.30% of average daily net assets for Class A shares, 1.95% of average daily net assets for Class B and C shares, and 1.40% of average daily net assets for Class P shares.

Each Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, independent directors’/trustees’ fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions.

Administrative Services

Pursuant to an Administrative Services Agreement with the Funds, Lord Abbett provides certain administrative services not involving the provision of investment advice to each Fund.  Under the Agreement, each Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of 0.04%.  This fee is allocated among the classes of shares of each Fund based on average daily net assets.

The administrative service fees paid to Lord Abbett for each Fund are as follows:

Fund Name	2006	2005	2004
Global Equity Fund	$38,667	$31,222	$26,432
Developing Local Markets Fund	$24,796	$27,269	$26,259

Investment Managers

As stated in the Prospectus, Lord Abbett uses a team of investment managers and analysts acting together to manage the investments of each Fund.

Robert Gerber heads the team of the Developing Local Markets Fund and the other senior member is Jerald Lanzotti.  Messrs. Gerber and Lanzotti are primarily and jointly responsible for the day-to-day management of the Developing Local Markets Fund.  Daniel Frascarelli and Harold Sharon head the Global Equity Fund and are primarily and jointly responsible of the day-to-day management of the Global Equity Fund.

The following table indicates for each Fund as of December 31, 2006:  (1) the number of other accounts managed by each investment manager who is primarily and/or jointly responsible for the day-to-day management of that Fund within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category.  For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account.  Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies.  The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles.  Lord Abbett does not manage any hedge funds.  The Other Accounts category encompasses Retirement and Benefit Plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed

26

institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries unaffiliated with Lord Abbett.  (The data shown below are approximate.)

Other Accounts Managed (# and Total Assets +)
Fund	Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Global Equity Fund	Daniel H. Frascarelli	8 / $1,221.1	0 / $0.0	0 / $0.0
	Harold E. Sharon	9 / $3,142.3	0 / $0.0	104 / $17.8

Developing Local Markets Fund	Robert I. Gerber	13 / $4,023.5	0 / $0.0	13,055 / $5,682.8
	Jerald M. Lanzotti	1 / $9.2	0 / $0.0	0 / $0.0

+ Total assets are in millions.

Conflicts of interest may arise in connection with the investment managers’ management of the investments of the Funds and the investments of the other accounts included in the table above.  Such conflicts may arise with respect to the allocation of investment opportunities among the Funds and other accounts with similar investment objectives and policies.  An investment manager potentially could use information concerning a Fund’s transactions to the advantage of other accounts and to the detriment of the Funds.  To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures.  Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures.  The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett.  In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the Funds.  Moreover, Lord Abbett’s Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information.  Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts.  Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds.  Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment managers’ management of the investments of the Funds and the investments of the other accounts referenced in the table above.

Compensation of Investment Managers

Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions.  The level of compensation takes into account the investment manager’s experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors.  These factors include the investment manager’s investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors.  Investment results are evaluated based on an assessment of the investment manager’s three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings.  Finally, there is a component of the bonus that reflects leadership and management of the investment team.  The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors.  No part of the bonus payment is based on the investment manager’s assets under management, the revenues generated by those assets, or the profitability of the investment manager’s unit.  Lord Abbett does not manage hedge funds.  Lord Abbett may designate a bonus payment of a manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred payout over a five-year period.  The plan’s earnings are based on the overall asset growth of the firm as a whole.  Lord Abbett believes this incentive focuses investment managers on the impact their fund’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

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Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees.  Contributions to an investment manager’s profit-sharing account are based on a percentage of the investment manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount.  The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Holdings of Investment Managers

The following table indicates for each Fund the dollar range of shares beneficially owned by each investment manager who is primarily and/or jointly responsible for the day-to-day management of that Fund, as of December 31, 2006.  This table includes the value of shares beneficially owned by such investment managers through 401(k) plans and certain other plans or accounts, if any.

Dollar Range of Shares in the Funds
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Global Equity Fund	Daniel H. Frascarelli				X
	Harold E. Sharon	X

Developing Local Markets Fund	Robert I. Gerber	X
	Jerald M. Lanzotti			X

Principal Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for each Fund.

Custodian and Accounting Agent

State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, is each Fund’s custodian.  The custodian pays for and collects proceeds of securities bought and sold by the Funds and attends to the collection of principal and income.  The custodian may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by a Fund in foreign countries and to hold cash and currencies for each Fund.  In accordance with the requirements of Rule 17f-5 under the Act, the Board has approved arrangements permitting each Fund’s foreign assets not held by the custodian or its foreign branches to be held by certain qualified foreign banks and depositories. In addition, State Street Bank and Trust Company performs certain accounting and recordkeeping functions relating to portfolio transactions and calculates each Fund’s net asset value.

Transfer Agent

DST Systems, Inc., 210 West 10th St., Kansas City, MO 64106, serves as the transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement for the Funds.

Independent Registered Public Accounting Firm

[To be updated]

6.

Brokerage Allocations and Other Practices

For Equity Investments by the Funds

It is Lord Abbett’s and the Funds’ policy to obtain best execution on all portfolio transactions, which means that Lord Abbett seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and dealer markups and markdowns and taking into account the full range and quality of the brokers’ services. Consistent with obtaining best execution, the Funds may pay, as described below, a higher commission than some brokers might charge on the same transaction. The policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, the Funds, if considered advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

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Normally, the selection of broker-dealers is made by traders who are employees of Lord Abbett. These traders also do the trading for other accounts — investment companies and other investment clients — managed by Lord Abbett. They are responsible for seeking best execution.

In transactions on stock exchanges in the United States, commissions are typically negotiated, whereas on many foreign stock exchanges commissions are fixed. In the case of securities traded in the foreign markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Purchases from underwriters of newly-issued securities for inclusion in the Funds’ portfolio usually will include a concession paid to the underwriter by the issuer, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

The Funds pay a commission rate that Lord Abbett believes is appropriate to give maximum assurance that the Funds’ brokers will provide the Funds, on a continuing basis, with the highest level of brokerage services available. While Lord Abbett does not always seek the lowest possible commissions on particular trades, Lord Abbett believes that the commission rates paid by the Funds are in line with the rates that many other institutions pay. Lord Abbett’s traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers. Such services include showing the Funds trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, confidential treatment, promptness and reliability. The value of these services may be viewed in terms of either a particular transaction or multiple transactions on behalf of one or more accounts managed by Lord Abbett.

While neither Lord Abbett nor the Funds obtain third party research services from brokers executing portfolio transactions for the Funds, some of these brokers may provide proprietary research services, at least some of which are useful to Lord Abbett in its overall responsibilities with respect to the Funds and the other accounts Lord Abbett manages. In addition, Lord Abbett purchases third party research with its own funds. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy.  Such services may be used by Lord Abbett in servicing all of its accounts, and not all of such services will necessarily be used by Lord Abbett in connection with its management of the Funds. Conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with its management of the Funds, and not all of such services will necessarily be used by Lord Abbett in connection with its advisory services to such other accounts. Lord Abbett cannot allocate research services received from brokers to any particular account, research services are not a substitute for Lord Abbett’s services but are supplemental to its own research effort and, when utilized, are subject to internal analysis before being incorporated by Lord Abbett into its investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of proprietary research services from brokerage firms has not reduced Lord Abbett’s normal research activities, the expenses of Lord Abbett could be increased if it attempted to generate such additional information through its own staff.

No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Lord Abbett-sponsored funds to purchase or sell portfolio securities.

Lord Abbett may seek to combine or “batch” purchases or sales of a particular security placed at or about the same time for similarly situated accounts, including the Funds, to facilitate “best execution” and to reduce other transaction costs, if relevant. Each account that participates in a particular batched order, including the Funds, will do so at the average share price for all transactions related to that order. Lord Abbett generally allocates securities purchased or sold in a batched transaction among participating accounts in proportion to the size of the order placed for each account (i.e., pro-rata). Lord Abbett, however, may increase or decrease the amount of securities allocated to one or more accounts if necessary to avoid holding odd-lot or small numbers of shares in a client account. In addition, if Lord Abbett is unable to execute fully a batched transaction and determines that it would be impractical to allocate a small number of securities on a pro-rata basis among the participating accounts, Lord Abbett allocates the securities in a manner it determines to be fair to all accounts over time.

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At times, Lord Abbett is not able to batch purchases and sales for all accounts or products it is managing, such as when an individually-managed account client directs it to use a particular broker for a trade (sometimes referred to as “directed accounts”), or when Lord Abbett is placing transactions for separately managed account programs (sometimes referred to as “wrap programs”).  When it does not batch purchases and sales, Lord Abbett usually uses a rotation process for placing equity transactions on behalf of the different groups of accounts or products with respect to which transactions are communicated to the trading desk or placed at or about the same time.  Generally, Lord Abbett will place trades first for transactions on behalf of the Lord Abbett funds and non-directed individually-managed institutional accounts, second for wrap programs, by program, and finally for directed accounts.

For Fixed Income Investments by the Funds

Lord Abbett’s and the Funds’ policy is to obtain best execution on all portfolio transactions, which means that Lord Abbett and the Funds select broker-dealers on the basis of their professional capability to execute each Fund’s portfolio transactions at the most favorable prices, considering all costs of the transaction, including dealer markups and markdowns.

To the extent permitted by law, a Fund, if considered advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.  Trades are executed only when they are dictated by investment decisions of the Lord Abbett-sponsored funds to purchase or sell portfolio securities.  Purchases from underwriters of newly-issued securities for inclusion in the Funds’ portfolio usually will include a concession paid to the underwriter by the issuer, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

Lord Abbett allocates the securities in a manner it determines to be fair to all portfolios over time.  Lord Abbett may seek to combine or “batch” purchases or sales of a particular security placed at the same time for similarly situated portfolios, including the Funds, to facilitate “best execution” and to reduce other transaction costs, if relevant.  Each portfolio that participates in a particular batched purchase or sale, including the Funds, will do so at the same price.  Lord Abbett generally allocates securities purchased or sold in a batched transaction among participating portfolios in proportion to the size of the purchase or sale placed for each portfolio (i.e., pro-rata).  Lord Abbett, however, may increase or decrease the amount of a security allocated to one or more portfolios if necessary to avoid holding odd-lot or a small amount of a particular security in a portfolio.  In addition, if Lord Abbett is unable to execute fully a batched transaction, and determines that it would be impractical to allocate a small amount of the security on a pro-rata basis among the portfolios, or, in circumstances under which the relative holdings of some portfolios require an allocation other than pro-rata (e.g., cash from a new portfolio being initially invested, an existing portfolio raising cash, or other circumstances under which a portfolio is over- or under-weighted in one or more holdings relative to other similarly managed portfolios), Lord Abbett allocates the securities fairly as stated above.  At times, Lord Abbett is not able to batch purchases and sales for all accounts or products it is managing, such as when a limited amount of a particular security is available from only one or a limited number of broker-dealers.

Total Brokerage Commissions Paid to Independent Broker-Dealers

During the fiscal years ended December 31, 2006, 2005, and 2004, the Global Equity Fund paid total commissions to independent broker-dealers of $414,977, $280,653, and $500,197, respectively.  The Developing Local Markets Fund did not pay any commissions to independent broker-dealers for the past three fiscal years.

7.

Classes of Shares

Each Fund offers investors different classes of shares as described in this SAI.  The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.  Investors should read this section carefully to determine which class represents the best investment option for their particular situation.

All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses.  They are fully paid and nonassessable when issued and have no preemptive or conversion rights.  Additional classes, series, or funds may be added in the future.  The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series, or funds in respect of assets specifically allocated to such class, series, or fund.

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Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter.  Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund.  However, the Rule exempts the selection of independent registered public accounting firm, the approval of a contract with a principal underwriter and the election of directors from the separate voting requirements.

The Company’s By-Laws provide that a Fund shall not hold an annual meeting of its shareholders in any year unless the election of directors is required to be acted on by shareholders under the Act, or unless called by a majority of the Board or by shareholders holding at least one quarter of the stock of the Funds outstanding and entitled to vote at the meeting.  A special meeting may be held if called by the Chair of the Board or President, by a majority of the Board of Directors, or by shareholders holding at least one quarter of the stock of the Fund outstanding and entitled to vote at the meeting.

Class A Shares.  If you buy Class A shares, you pay an initial sales charge on investments of less than $1 million  or on investments for Retirement and Benefit Plans with less than 100 eligible employees or on investments that do not qualify under the other categories listed under “Net Asset Value Purchases of Class A Shares.”   If you purchase Class A shares as part of an investment of at least $1 million (or for certain Retirement and Benefit Plans) in shares of one or more Lord Abbett-sponsored funds, you will not pay an initial sales charge, but, subject to certain exceptions, if you redeem any of those shares on or before the 12th month after the month in which you bought them, you may pay a contingent deferred sales charge (“CDSC”) of 1%.

Class B Shares.  If you buy Class B shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the sixth anniversary of buying them, you will normally pay a CDSC to Lord Abbett Distributor.  That CDSC varies depending on how long you own shares.  Class B shares are subject to service and distribution fees at an annual rate of 1% of the average daily net asset value of the Class B shares.  The CDSC and the Rule 12b-1 plan are described in the Funds’ Prospectus.

Conversions of Class B Shares.  The conversion of Class B shares after the eighth anniversary of their purchase is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under federal income tax law.  If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect.  Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder.

Class C Shares.  If you buy Class C shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the first anniversary of buying them, you will normally pay a CDSC of 1% to Lord Abbett Distributor. Class C shares are subject to service and distribution fees at an annual rate of 1% of the average daily net asset value of the Class C shares. The CDSC and the Rule 12b-1 plan are described in the Funds’ Prospectus.

Class P Shares.  If you buy Class P shares, you pay no sales charge at the time of purchase, and if you redeem your shares you pay no CDSC.  Class P shares are subject to service and distribution fees at an annual rate of 0.45% of the average daily net asset value of the Class P shares.  The Rule 12b-1 plan is described in each Fund’s Prospectus.  Class P shares are available to a limited number of investors.

Rule 12b-1 Plan

Class A, B, C, and P.  Each Fund has adopted an Amended and Restated Joint Distribution Plan pursuant to Rule 12b-1 under the Act for all of the Fund classes offered in this SAI (the “Plan”). The principal features of the Plan are described in the Prospectus; however, this SAI contains additional information that may be of interest to investors.  The Plan is a compensation plan, allowing each class to pay a fixed fee to Lord Abbett Distributor that may be more or less than the expenses Lord Abbett Distributor actually incurs.  In adopting the Plan and in approving its

31

continuance, the Board has concluded that there is a reasonable likelihood that the Plan will benefit each class and its shareholders.  The expected benefits include greater sales and lower redemptions of class shares, which should allow each class to maintain a consistent cash flow, and a higher quality of service to shareholders by authorized institutions than would otherwise be the case.  The Plan compensates Lord Abbett Distributor for financing activities primarily intended to sell shares of the Funds.  These activities include, but are not limited to, the preparation and distribution of advertising material and sales literature and other marketing activities.  Lord Abbett Distributor also uses amounts received under the Plan as described in the Prospectus for payments to dealers and other agents for (i) providing continuous services to shareholders, such as answering shareholder inquiries, maintaining records, and assisting shareholders in making redemptions, transfers, additional purchases and exchanges and (ii) their assistance in distributing shares of the Funds.

The amounts paid by each Fund to Lord Abbett Distributor pursuant to the Plan for the fiscal year ended December 31, 2006 were:

Fund	Class A Shares	Class B Shares	Class C Shares	Class P Shares
Global Equity Fund	$264,470	$101,174	$104,887	$0
Developing Local Markets Fund	$174,709	$44,388	$69,540	$9

The Plan requires the Board to review, on a quarterly basis, written reports of all amounts expended pursuant to the Plan for each class, the purposes for which such expenditures were made, and any other information the Board reasonably requests to enable it to make an informed determination of whether the Plan should be continued. The Plan shall continue in effect only if its continuance is specifically approved at least annually by vote of the Directors, including a majority of the Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (“Outside Directors”), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase materially above the limits set forth therein the amount spent for distribution expenses thereunder for each class without approval by a majority of the outstanding voting securities of the applicable class and the approval of a majority of the Directors, including a majority of the Outside Directors.   As long as the Plan is in effect, the selection or nomination of Outside Directors is committed to the discretion of the Outside Directors.

One Director, Thomas J. Neff, may be deemed to have an indirect financial interest in the operation of the Plan. Mr. Neff, an Independent Director of the Company, also is a director of Hewitt Associates, Inc. and owns less than 0.01% of the outstanding shares of Hewitt Associates, Inc.  Hewitt Associates is a global human resources outsourcing and consulting firm with approximately $2.79 billion in revenue in fiscal 2006.  Hewitt Financial Services LLC, a subsidiary of Hewitt Associates, Inc., may receive payments from the Plan of the Company and/or other Lord Abbett-sponsored funds. In the twelve months ended October 31, 2006, Hewitt Financial Services LLC received 12b-1 payments totaling approximately $417,006 from all of the Lord Abbett-sponsored funds in the aggregate.

Payments made pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.  The Plan terminates automatically if it is assigned.  In addition, the Plan may be terminated with respect to a class at any time by vote of a majority of the Outside Directors or by vote of a majority of the outstanding voting securities of such class.

Contingent Deferred Sales Charges.  A CDSC applies upon early redemption of shares regardless of class, and (i) will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price and (ii) will not be imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions) and upon early redemption of shares.  In the case of Class A shares, this increase is represented by shares having an aggregate dollar value in your account.  In the case of Class B and Class C shares, this increase is represented by that percentage of each share redeemed where the net asset value exceeded the initial purchase price.

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Class A Shares.  As stated in the Prospectus, subject to certain exceptions, a CDSC of 1% is imposed with respect to those Class A shares (or Class A shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) on which a one-time distribution fee of up to 1% has been paid if such shares are redeemed out of the Lord Abbett-sponsored fund within a period of 12 months from the end of the month in which the original sale occurred.

Class B Shares.  As stated in the Prospectus, subject to certain exceptions, if Class B shares of the Funds (or Class B shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) are redeemed out of the Lord Abbett-sponsored funds for cash before the sixth anniversary of their purchase, a CDSC will be deducted from the redemption proceeds.  The Class B CDSC is paid to Lord Abbett Distributor to reimburse its expenses, in whole or in part, for providing distribution-related services to each Fund in connection with the sale of Class B shares.

To minimize the effects of the CDSC or to determine whether the CDSC applies to a redemption, each Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held on or after the sixth anniversary of their purchase, and (3) shares held the longest before such sixth anniversary.

The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

Anniversary of the Day on	Contingent Deferred Sales Charge
Which the Purchase Order was Accepted	on Redemptions (As% of Amount Subject to Charge)

Before the 1st	5.0%
On the 1st, before the 2nd	4.0%
On the 2nd, before the 3rd	3.0%
On the 3rd, before the 4th	3.0%
On the 4th, before the 5th	2.0%
On the 5th, before the 6th	1.0%
On or after the 6th anniversary	None

In the table, an “anniversary” is the same calendar day in each respective year after the date of purchase. All purchases are considered to have been made on the business day on which the purchase order was accepted.

Class C Shares.  As stated in the Prospectus, subject to certain exceptions, if Class C shares are redeemed for cash before the first anniversary of their purchase, the redeeming shareholder normally will be required to pay to Lord Abbett Distributor a CDSC of 1% of the lower of cost or the then net asset value of Class C shares redeemed. If such shares are exchanged into the same class of another Lord Abbett-sponsored fund and subsequently redeemed before the first anniversary of their original purchase, the charge also will be collected by Lord Abbett Distributor.

General.  The percentage (1% in the case of Class A and Class C shares, and 5% through 1% in the case of Class B shares) used to calculate CDSCs described above for the Class A, Class B, and Class C shares is sometimes hereinafter referred to as the “Applicable Percentage.”

With respect to Class A shares, a CDSC will not be assessed at the time of certain transactions, including  redemptions by participants or beneficiaries from certain Retirement and Benefit Plans and benefit payments under Retirement and Benefit Plans in connection with plan loans, hardship withdrawals, death, retirement or separation from service and for returns of excess contributions to retirement plan sponsors. With respect to Class A share purchases by Retirement and Benefit Plans made through Financial Intermediaries that have special arrangements with the Fund and/or Lord Abbett Distributor, no CDSC will be assessed at the time of redemptions that continue as investments in another fund participating in the program provided the Plan has not redeemed all, or substantially all, of its assets from the Lord Abbett-sponsored funds.  With respect to Class B shares, no CDSC is payable for redemptions (i) in connection with Systematic Withdrawal Plan and Div-Move services as described below under those headings, (ii) in connection with a mandatory distribution under 403(b) plans and IRAs and (iii) in connection with the death of the shareholder. In the case of Class A shares, the CDSC is received by Lord Abbett Distributor

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and is intended to reimburse all or a portion of the amount paid by Lord Abbett Distributor if the shares are redeemed before the Fund has had an opportunity to realize the anticipated benefits of having a long-term shareholder account in the Fund. In the case of Class B and Class C shares, the CDSC is received by Lord Abbett Distributor and is intended to reimburse its expenses of providing distribution-related services to the Fund (including recoupment of the commission payments made) in connection with the sale of Class B and Class C shares before Lord Abbett Distributor has had an opportunity to realize its anticipated reimbursement by having such a long-term shareholder account subject to the Class B or Class C distribution fee.

In no event will the amount of the CDSC exceed the Applicable Percentage of the lesser of (i) the net asset value of the shares redeemed or (ii) the original cost of such shares (or of the exchanged shares for which such shares were acquired). No CDSC will be imposed when the investor redeems (i) shares representing an aggregate dollar amount of his or her account, in the case of Class A shares, (ii) that percentage of each share redeemed, in the case of Class B and Class C shares, derived from increases in the value of the shares above the total cost of shares being redeemed due to increases in net asset value, (iii) shares with respect to which no Lord Abbett-sponsored fund paid a 12b-1 fee and, in the case of Class B shares, Lord Abbett Distributor paid no sales charge or service fee (including shares acquired through reinvestment of dividend income and capital gains distributions) or (iv) shares that, together with exchanged shares, have been held continuously for 12 months from the end of the month in which the original sale occurred (in the case of Class A shares); for six years or more (in the case of Class B shares) and for one year or more (in the case of Class C shares). In determining whether a CDSC is payable, (a) shares not subject to the CDSC will be redeemed before shares subject to the CDSC and (b) of the shares subject to a CDSC, those held the longest will be the first to be redeemed.

Which Class of Shares Should You Choose?  Once you decide that a Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors that you should discuss with your financial adviser.  A Fund’s class-specific expenses and the effect of the different types of sales charges on your investment will affect your investment results over time.  The most important factors are how much you plan to invest and how long you plan to hold your investment.  If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

In the following discussion, to help provide you and your financial adviser with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in a Fund.  We used the sales charge rates that generally apply to Class A, Class B, and Class C, and considered the effect of the higher distribution fees on Class B and Class C expenses (which will affect your investment return).  Of course, the actual performance of your investment cannot be predicted and will vary based on that Fund’s actual investment returns, the operating expenses borne by each class of shares, and the class of shares you purchase.  The factors briefly discussed below are not intended to be investment advice, guidelines or recommendations, because each investor’s financial considerations are different.  The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.

How Long Do You Expect to Hold Your Investment?  While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares.  For example, over time, the reduced sales charges available for larger purchases of Class A shares may offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-specific expenses on Class B or Class C shares for which no initial sales charge is paid.  Because of the effect of class-based expenses, your choice should also depend on how much you plan to invest.

Investing for the Short Term.  If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. This is because of the effect of the Class B CDSC if you redeem before the sixth anniversary of your purchase, as well as the effect of the Class B distribution fee on the investment return for that class in the short term. Class C shares might be the appropriate choice (especially for investments of less than $50,000 for Global Equity Fund and $100,000 for Developing Local Markets Fund), because there is no initial sales charge on Class C shares, and the CDSC does not apply to amounts you redeem after holding them one year.

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However, if you plan to invest more than $50,000/$100,000 for the short term, then the more you invest and the more your investment horizon increases toward six years, the more attractive the Class A share option may become.  This is because the annual distribution fee on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

In addition, it may not be suitable for you to place an order for Class B or Class C shares for Retirement and Benefit Plans with at least 100 eligible employees or for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the Plans and that have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases.  You should discuss this with your financial advisor.

Investing for the Longer Term.   If you are investing for the longer term (for example, to provide for future college expenses for your child) and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate investment option, if you plan to invest less than $50,000/$100,000.  If you plan to invest more than $50,000/$100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under each Fund’s Rights of Accumulation.

Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, and should not be relied on as rigid guidelines.

Are There Differences in Account Features That Matter to You?  Some account features are available in whole or in part to Class A, Class B and Class C shareholders.  Other features (such as Systematic Withdrawal Plans) might not be advisable in non-Retirement and Benefit Plan accounts for Class B shareholders (because of the effect of the CDSC on the entire amount of a withdrawal if it exceeds 12% annually) and in any account for Class C shareholders during the first year of share ownership (due to the CDSC on withdrawals during that year).  See “Systematic Withdrawal Plan” under “Services For Fund Investors” in the Prospectus for more information about the 12% annual waiver of the CDSC for Class B shares. You should carefully review how you plan to use your investment account before deciding which class of shares you buy. For example, the dividends payable to Class B and Class C shareholders will be reduced by the expenses borne solely by each of these classes, such as the higher distribution fee to which Class B and Class C shares are subject.

How Do Payments Affect My Broker?  A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class than for selling another class.  As discussed in more detail below, such compensation is primarily paid at the time of sale in the case of Class A and Class B shares and is paid over time, so long as shares remain outstanding, in the case of Class C shares.  It is important that investors understand that the primary purpose of the CDSC for the Class B shares and the distribution fee for Class B and Class C shares is the same as the purpose of the front-end sales charge on sales of Class A shares: to compensate brokers and other persons selling such shares.  The CDSC, if payable, supplements the Class B distribution fee and reduces the Class C distribution fee expenses for a Fund and Class C shareholders.

8.

Purchases, Redemptions, Pricing, and Payments to Dealers

Information concerning how we value Fund shares is contained in the Prospectus under “Purchases” and “Redemptions.”

The Funds’ Board has adopted policies and procedures that are designed to prevent or stop excessive trading and market timing.  Please see the Prospectus under “Purchases” for more information.

Under normal circumstances, we calculate each Fund’s net asset value as of the close of the NYSE on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation.  The NYSE is closed on Saturdays and Sundays and on days when it observes the following holidays — New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day,

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Labor Day, Thanksgiving Day and Christmas Day. The NYSE may change its holiday schedule or hours of operation at any time.

Portfolio securities are valued at market value as of the close of the NYSE.  Market value will be determined as follows: securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the last sale price, or, if there is no sale on that day, at the last bid, or, in the case of bonds, in the OTC market if, that market more accurately reflects the market value of the bonds.  Unlisted equity securities are valued at the last transaction price, or if there were no transactions that day, at the mean between the last bid and asked prices.  OTC fixed income securities are valued at prices supplied by independent pricing services, which reflect broker-dealer-supplied valuations and electronic data processing techniques reflecting the mean between the bid and asked prices.  Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board, as described in the Prospectus.

All assets and liabilities expressed in foreign currencies will be converted into United States dollars at the exchange rates of such currencies against United States dollars provided by an independent pricing service at the close of regular trading on the London Stock Exchange.  If such exchange rates are not available, the rate of exchange will be determined in accordance with the policies established by the Board.

Net Asset Value Purchases of Class A Shares.  As stated in the Prospectus, our Class A shares may be purchased at net asset value under the following circumstances:  (a) purchases of $1 million or more, (b) purchases by Retirement and Benefit Plans with at least 100 eligible employees, (c) purchases for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the Plans and that have entered into special arrangements with a Fund and/or Lord Abbett Distributor specifically for such purchases, (d) purchases made with dividends and distributions on Class A shares of another Eligible Fund, (e) purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) Plan for Class A shares (f) purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor, (g) purchases made by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees for services that include investment advisory or management services (including so-called “mutual fund wrap account programs”), provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Funds and/or Lord Abbett Distributor specifically for such purchases, (h) purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor, (i) purchases by each Lord Abbett-sponsored fund’s Directors or Trustees, officers of each Lord Abbett-sponsored fund, employees and partners of Lord Abbett (including retired persons who formerly held such positions and family members of such purchasers),  (j) purchases through a broker-dealer for clients that participate in an arrangement with the broker-dealer under which the client pays the broker-dealer a fee based on the total asset value of the client’s account for all or a specified number of securities transactions, including purchases of mutual fund shares, in the account during a certain period, or (k) purchases through a broker-dealer for investors that are concurrently selling their holdings in Class B or Class C shares of a Fund and buying Class A shares of that Fund, provided that the purchases are related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability. These sales transactions will be subject to the assessment of any applicable CDSCs (although the broker-dealer may on behalf of the investor or reimburse the investor for  such CDSC), and any investor purchases subsequent to the original concurrent transactions will be at the applicable public offering price, which may include a sales charge.

Our Class A shares also may be purchased at net asset value (i) by employees, partners and owners of unaffiliated consultants and advisors to Lord Abbett, Lord Abbett Distributor or Lord Abbett-sponsored funds who consent to such purchase if such persons provide service to Lord Abbett, Lord Abbett Distributor or such funds on a continuing basis and are familiar with such funds, (ii) in connection with a merger, acquisition or other reorganization, (iii) by employees of our shareholder servicing agent, or (iv) by the trustees or custodians under any pension or profit-sharing plan or Payroll Deduction IRA established for the benefit of the directors, trustees, employees of Lord Abbett, or employees of our shareholder service agents.  Shares are offered at net asset value to these investors for the purpose of promoting goodwill with employees and others with whom Lord Abbett Distributor and/or the Fund has a business relationship.

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Exchanges.  The Prospectus briefly describes the Telephone Exchange Privilege.  You may exchange some or all of your shares of any class for those in the same class of: (i) Lord Abbett-sponsored funds currently offered to the public with a sales charge (front-end, back-end or level), (ii) Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (“GSMMF”), or (iii) any authorized institution’s affiliated money market fund meeting certain criteria set by Lord Abbett Distributor as to certain omnibus accounts and other criteria, hereinafter referred to as an “authorized money market fund” or “AMMF”, to the extent offers and sales may be made in your state.  You should read the prospectus of the other fund before exchanging.  In establishing a new account by exchange, shares of the fund being exchanged must have a value equal to at least the minimum initial investment required for the other fund into which the exchange is made.

Shareholders in other Lord Abbett-sponsored funds and AMMFs have the same right to exchange their shares for the corresponding class of each Fund’s shares.  Exchanges are based on relative net asset values on the day instructions are received by the Fund in Kansas City if the instructions are received in proper form prior to the close of the NYSE.  No sales charges are imposed except in the case of exchanges out of GSMMF or AMMF (unless a sales charge (front-end, back-end or level) was paid on the initial investment in a Lord Abbett-sponsored fund).  Exercise of the exchange privilege will be treated as a sale for federal income tax purposes, and, depending on the circumstances, a gain or loss may be recognized.  In the case of an exchange of shares that have been held for 90 days or less where no sales charge is payable on the exchange, the original sales charge incurred with respect to the exchanged shares will be taken into account in determining gain or loss on the exchange only to the extent such charge exceeds the sales charge that would have been payable on the acquired shares had they been acquired for cash rather than by exchange.  The portion of the original sales charge not so taken into account will increase the basis of the acquired shares.

Shareholders have the exchange privilege unless they refuse it in writing.  We reserve the right to modify, restrict or reject any purchase order or exchange request if a Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders.  Each Fund is designed for long-term investors and is not designed to serve as a vehicle for frequent trading in response to short-term swings in the market.   We can revoke or modify the privilege for all shareholders upon 60 days’ written notice.

“Eligible Funds” are AMMF and other Lord Abbett-sponsored funds that are eligible for the exchange privilege, except Lord Abbett Series Fund, Inc. (“LASF”).  The exchange privilege will not be available with respect to any otherwise “Eligible Funds” the shares of which at the time are not available to new investors of the type requesting the exchange.

The other funds and series that participate in the Telephone Exchange Privilege except (a) GSMMF, (b) certain series of Lord Abbett Municipal Income Fund and Lord Abbett Municipal Income Trust for which the Rule 12b-1 Plan is not yet in effect, and (c) AMMF (collectively, the “Non-12b-1 Funds”) have instituted a CDSC for each class on the same terms and conditions.  No CDSC will be charged on an exchange of shares of the same class between Lord Abbett-sponsored funds or between such funds and AMMF.  Upon redemption of shares out of the Lord Abbett-sponsored funds or out of AMMF, the CDSC will be charged on behalf of and paid: (i) to the fund in which the original purchase (subject to a CDSC) occurred, in the case of the Class A shares and (ii) to Lord Abbett Distributor if the original purchase was subject to a CDSC, in the case of the Class B and Class C shares.  Thus, if shares of a Lord Abbett-sponsored fund are exchanged for shares of the same class of another such fund and the shares of the same class tendered (“Exchanged Shares”) are subject to a CDSC, the CDSC will carry over to the shares of the same class being acquired, including GSMMF and AMMF (“Acquired Shares”).  Any CDSC that is carried over to Acquired Shares is calculated as if the holder of the Acquired Shares had held those shares from the date on which he or she became the holder of the Exchanged Shares.  Although the Non-12b-1 Funds will not pay a distribution fee on their own shares, and will, therefore, not impose their own CDSC, the Non-12b-1 Funds will collect the CDSC (a) on behalf of other Lord Abbett-sponsored funds, in the case of the Class A shares and (b) on behalf of Lord Abbett Distributor, in the case of the Class B and Class C shares.  Acquired Shares held in GSMMF and AMMF that are subject to a CDSC will be credited with the time such shares are held in GSMMF but will not be credited with the time such shares are held in AMMF.  Therefore, if your Acquired Shares held in AMMF qualified for no CDSC or a lower Applicable Percentage at the time of exchange into AMMF, that Applicable Percentage will apply to redemptions for cash from AMMF, regardless of the time you have held Acquired Shares in AMMF.

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Letter of Intention.  Under the terms of the Letter of Intention as described in the Prospectus, Purchasers (as defined in the Prospectus) may invest $50,000/$100,000 or more over a 13-month period in Class A, B, C, and P shares of any Eligible Fund.  Such Class A, B, C, and P shares currently owned by you are credited as purchases (at their current offering prices on the date the Letter of Intention is signed) toward achieving the stated investment and reduced initial sales charge for new purchases of Class A shares. Class A shares valued at 5% of the amount of intended purchases are escrowed and may be redeemed to cover the additional sales charge payable if the Letter of Intention is not completed.  The Letter of Intention is neither a binding obligation on you to buy, nor on the Fund to sell, the full amount indicated.

Rights of Accumulation.  As stated in the Prospectus, Purchasers (as defined in the Prospectus) may aggregate their investments in Class A, B, C, and P shares of any Eligible Fund so that a current investment, plus the Purchaser’s holdings valued at the public offering price, reach a level eligible for a discounted sales charge for Class A shares.

Redemptions.  A redemption order is in proper form when it contains all of the information and documentation required by the order form or otherwise by Lord Abbett Distributor or a Fund to carry out the order.  The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor.  See the Prospectus for expedited redemption procedures.

The right to redeem and receive payment, as described in the Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the SEC deems an emergency to exist.

The Board may authorize redemption of all of the shares in any account in which there are fewer than 25 shares.  Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts.  At least 60 days’ prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

Div-Move.  Under the Div-Move service described in the Prospectus, you can invest the dividends paid on your account of any class into an existing account of the same class in any other Eligible Fund.  The account must either be your account, a joint account for you and your spouse, a single account for your spouse, or a custodial account for your minor child under the age of 21.  You should read the prospectus of the other fund before investing.

Invest-A-Matic.  The Invest-A-Matic method of investing in the Fund and/or any other Eligible Fund is described in the Prospectus.  To avail yourself of this method you must complete the application form, selecting the time and amount of your bank checking account withdrawals and the funds for investment, include a voided, unsigned check and complete the bank authorization.

Systematic Withdrawal Plan.  The Systematic Withdrawal Plan (“SWP”) also is described in the Prospectus.  You may establish a SWP if you own or purchase uncertificated shares having a current offering price value of at least $10,000 in the case of Class A or Class C shares and $25,000 in the case of Class B shares.  Lord Abbett prototype retirement plans have no such minimum.  With respect to Class B shares, the CDSC will be waived on redemptions of up to 12% per year of the current net asset value of your account at the time the SWP is established.  For Class B share redemptions over 12% per year, the CDSC will apply to the entire redemption.  Therefore, please contact the Fund for assistance in minimizing the CDSC in this situation.  With respect to Class C shares, the CDSC will be waived on and after the first anniversary of their purchase.  The SWP involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals.  Because the value of shares redeemed may be more or less than their cost, gain or loss may be recognized for income tax purposes on each periodic payment.  Normally, you may not make regular investments at the same time you are receiving systematic withdrawal payments because it is not in your interest to pay a sales charge on new investments when, in effect, a portion of that new investment is soon withdrawn. The minimum investment accepted while a withdrawal plan is in effect is $1,000.  The SWP may be terminated by you or by us at any time by written notice.

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Retirement Plans.  The Prospectus indicates the types of retirement plans for which Lord Abbett provides forms and explanations.  Lord Abbett makes available the retirement plan forms including 401(k) plans and custodial agreements for IRAs (Individual Retirement Accounts, including Traditional, Education, Roth and SIMPLE IRAs and Simplified Employee Pensions), 403(b) plans and qualified pension and profit-sharing plans.  The forms name State Street Bank & Trust Company as custodian and contain specific information about the plans excluding 401(k) plans.  Explanations of the eligibility requirements, annual custodial fees and allowable tax advantages and penalties are set forth in the relevant plan documents.  Adoption of any of these plans should be on the advice of your legal counsel or qualified tax adviser.

Purchases through Financial Intermediaries.  The Funds and/or Lord Abbett Distributor have authorized one or more agents to receive on its behalf purchase and redemption orders.  Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of a Fund or Lord Abbett Distributor.  A Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent’s authorized designee, receives the order.  The order will be priced at the Fund’s net asset value next computed after it is received by the Fund’s authorized agent, or if applicable, the agent’s authorized designee.  A Financial Intermediary may charge transaction fees on the purchase and/or sale of Fund shares.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries.  As described in each Fund’s Prospectus, Lord Abbett or Lord Abbett Distributor, in its sole discretion, at its own expense and without cost to the Fund or shareholders, also may make payments to dealers and other firms authorized to accept orders for Fund shares (collectively, “Dealers”) in connection with marketing and/or distribution support for Dealers, shareholder servicing, entertainment, training and education activities for the Dealers, their investment professionals and/or their clients or potential clients, and/or the purchase of products or services from such Dealers.  Some of these payments may be referred to as revenue sharing payments.  As of the date of this SAI, the Dealers to whom Lord Abbett or Lord Abbett Distributor has agreed to make revenue sharing payments (not including payments for entertainment, and training and education activities for the Dealers, their investment professionals and/or their clients or potential clients) with respect to the

Funds and/or other Lord Abbett Funds were as follows:

Allstate Life Insurance Company

Allstate Life Insurance Company of New York

A.G. Edwards & Sons, Inc.

B.C. Ziegler and Company

Bodell Overcash Anderson & Co., Inc.

Cadaret, Grant & Co., Inc.

Citigroup Global Markets, Inc.

Edward D. Jones & Co., L.P.

Family Investors Company

Hartford Life and Annuity Insurance Company

Hartford Life Insurance Company

James I. Black & Co.

Linsco/Private Ledger Corp.

Mass Mutual Life Investors Services, Inc.

McDonald Investments Inc.

Merrill Lynch Life Insurance Company

Merrill Lynch, Pierce, Fenner & Smith Incorporated (and/or certain of its affiliates)

MetLife Securities, Inc.

Morgan Stanley DW, Inc.

PHL Variable Insurance Company

Phoenix Life and Annuity Company

Phoenix Life Insurance Company

Piper Jaffray & Co.

Protective Life Insurance Company

RBC Dain Rauscher

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.

Sun Life Assurance Company of Canada

Sun Life Insurance and Annuity Company of New York

The Travelers Insurance Company

The Travelers Life and Annuity Company

UBS Financial Services Inc.

Wachovia Securities, LLC

For more specific information about any revenue sharing payments made to your Dealer, investors should contact their investment professionals.

Thomas J. Neff, an Independent Director of the Fund, is a director of Hewitt Associates, Inc. and owns less than 0.01% of the outstanding shares of Hewitt Associates, Inc. Hewitt Associates is a global human resources outsourcing and consulting firm with approximately $2.79 billion in revenue in fiscal 2006.  Hewitt Associates LLC, a subsidiary of Hewitt Associates, Inc., may receive recordkeeping payments from the Fund and/or other Lord Abbett-sponsored funds.  In the twelve months ended October 31, 2006, Hewitt Associates LLC received

39

recordkeeping payments totaling approximately $516,651 from all of the Lord Abbett-sponsored Funds in the aggregate.

Redemptions in Kind.  Under circumstances in which it is deemed detrimental to the best interests of each Fund’s shareholders to make redemption payments wholly in cash, each Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of a Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.  Each Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.

9.

Taxation of the Funds

Each Fund has elected, has qualified, and intends to qualify for the special tax treatment afforded regulated investment companies under the Code. Because each Fund is treated as a separate entity for federal income tax purposes, the status of each Fund as a regulated investment company is determined separately by the Internal Revenue Service.  If a Fund qualifies as a regulated investment company, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders.  If in any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates and when such income is distributed, such distributions will be further taxed at the shareholder level.  Assuming a Fund does qualify as a regulated investment company, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year.  Each Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

Each Fund intends to declare and pay as dividends each year substantially all of its net income from investments.  Dividends paid by a Fund from its ordinary income or net realized short-term capital gains are taxable to you as ordinary income; however, certain qualified dividend income that a Fund receives and distributes to you is subject to a reduced tax rate of 15% (5% if you are in the 10% or 15% tax brackets) if you meet the general requirement of  having held your Fund shares for more than 60 days, and you satisfy certain other requirements.

Dividends paid by a Fund from its net realized long-term capital gains are taxable to you as long-term capital gains, regardless of the length of time you have owned Fund shares.  The maximum federal income tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are currently (i) the same as ordinary income tax rates for capital assets held for one year or less, and (ii) 15% (5% for taxpayers in the 10% or 15% tax brackets) for capital assets held for more than one year.  You should also be aware that the benefits of the long-term capital gains and qualified dividend rates may be reduced if you are subject to the alternative minimum tax.  Capital gains recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations.  All dividends are taxable to you regardless of whether they are received in cash or reinvested in Fund shares.

A Fund’s net capital losses for any year cannot be passed through to you but can be carried forward for a period of years to offset the Fund’s capital gains in those years.  To the extent capital gains are offset by such losses, they do not result in tax liability to a Fund and are not expected to be distributed to you as long-term capital gains dividends.

Dividends paid by a Fund to corporate shareholders may qualify for the dividends received deduction to the extent they are derived from dividends paid to the Fund by domestic corporations.  If you are a corporation, you must have held your Fund shares for more than 45 days to qualify for the dividends received deduction.  The dividends received deduction may be limited if you incur indebtedness to acquire Fund shares, and may result in reduction to the basis of your shares in a Fund if the dividend constitutes an extraordinary dividend at the Fund level.

Distributions paid by a Fund that do not constitute dividends because they exceed the Fund’s current and accumulated earnings and profits will be treated as a return of capital and reduce the tax basis of your Fund shares.  To the extent that such distributions exceed the tax basis of your Fund shares, the excess amounts will be treated as gains from the sale of the shares.

40

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made.  A distribution declared in October, November, or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed paid by a Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year.  Each Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

At the time of your purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or to undistributed taxable income of the Fund.  Consequently, subsequent distributions by a Fund with respect to these shares from such appreciation or income may be taxable to you even if the net asset value of your shares is, as a result of the distributions, reduced below your cost for such shares and the distributions economically represent a return of a portion of your investment.

In general, if Fund shares are sold, you will recognize gain or loss equal to the difference between the amount realized on the sale and your adjusted basis in the shares.  Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss.  However, if your holding period in your Fund shares is six months or less, any capital loss realized from a sale, exchange, or redemption of such shares must be treated as long-term capital loss to the extent of dividends classified as “capital gain dividends” received with respect to such shares.  Losses on the sale of Fund shares are not deductible if, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, you acquire shares that are substantially identical.

If your Fund shares are redeemed by a distribution of securities, you will be taxed as if you had received cash equal to the fair market value of the securities.  Consequently, you will have a fair market value basis in the securities.

Under Treasury regulations, if you are an individual and recognize a loss with respect to Fund shares of $2 million or more (if you are a corporation, $10 million or more) in any single taxable year (or greater amounts over a combination of years), you may be required to file a disclosure statement with the Internal Revenue Service.

Certain investment practices that a Fund may utilize, such as investing in options, futures, forward contracts, short sales, swaps, foreign currency, or foreign entities classified as “passive foreign investment companies” for U.S. tax purposes, may affect the amount, character, and timing of the recognition of gains and losses by the Fund.  Such transactions may in turn affect the amount and character of Fund distributions to you.

A Fund may in some cases be subject to foreign withholding taxes, which would reduce the yield on its investments.  You may be eligible to claim federal income tax credits or deductions for foreign income taxes paid by a Fund if more than 50 percent of the value of the Fund’s total assets at the close of the tax year consists of stock or securities in foreign corporations, the Fund has distributed at least 90 percent of its investment company taxable income and net tax-exempt interest, and the Fund makes an election to pass through to you the right to take the credit or deduction for foreign taxes (not in excess of the actual tax liability).  If the Fund makes such an election, you will be required to include such taxes in your gross income (in addition to dividends and distributions you actually receive), treat such taxes as foreign taxes paid by you, and may be entitled to a tax deduction for such taxes or a tax credit, subject to a holding period requirement and other limitations under the Code.  However, if you do not itemize deductions for federal income tax purposes, you will not be able to deduct your pro rata portion of qualified foreign taxes paid by the Fund, although you will be required to include your share of such taxes in gross income if the Fund makes the election described above but you will still be able to claim a tax credit.  Solely for purposes of determining the amount of federal income tax credits or deductions for foreign income taxes paid, your distributive share of the foreign taxes paid by the Fund plus the portion of any dividends the Fund pays to you that are derived from foreign sources will be treated as income from foreign sources in your hands.  Generally, however, distributions derived from the Fund’s long-term and short-term capital gains will not be treated as income from foreign sources.  If an election is made, the Fund will send an annual written notice to you indicating the amount that you may treat as the proportionate share of foreign taxes paid and income derived from foreign sources.

You may be subject to a 28% withholding tax on reportable dividends, capital gain distributions, and redemptions (“backup withholding”).  Generally, you will be subject to backup withholding if a Fund does not have your certified taxpayer identification number on file, or, to the Fund’s knowledge, the number that you have provided is incorrect or backup withholding is applicable as a result of your previous underreporting of interest or dividend income.

41

When establishing an account, you must certify under penalties of perjury that your taxpayer identification number is correct and that you are not otherwise subject to backup withholding.

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. federal income tax rules described above.  Many states allow you to exclude from your state taxable income the percentage of dividends derived from certain federal obligations, including interest on some federal agency obligations.  Certain states, however, may require that a specific percentage of a Fund’s income be derived from federal obligations before such dividends may be excluded from state taxable income.  A Fund may invest some or all of its assets in such federal obligations.  Each Fund intends to provide to you on an annual basis information to permit you to determine whether Fund dividends derived from interest on federal obligations may be excluded from state taxable income.

If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply and you should consult your tax adviser for detailed information about the tax consequences to you of owning Fund shares.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts).  The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares will generally depend upon the status of the owner and the activities of the pass-through entity.  If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax adviser regarding the U.S. and foreign tax consequences of the ownership of Fund shares, including the applicable rate of U.S. withholding tax on dividends representing ordinary income and net short-term capital gains, and the applicability of U.S. gift and estate taxes.

Because everyone’s tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state, and local tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, exchange, or redemption of your Fund shares.

10.

Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Funds.  The Company has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of each Fund, and to make reasonable efforts to sell Fund shares, on a continuous basis, so long as, in Lord Abbett Distributor’s judgment, a substantial distribution can be obtained by reasonable efforts.

For the last three fiscal years, Lord Abbett Distributor, as the Funds’ principal underwriter, received net commissions after allowance of a portion of the sales charge to independent dealers with respect to Class A shares of the Company as follows:

	Year Ended December 31,
	2006	2005	2004
Gross sales charge	$417,050	$553,272	$424,277
Amount allowed to dealers	$350,267	$462,779	$356,385
Net commissions received by Lord Abbett Distributor	$66,783	$90,493	$67,892

42

In addition, Lord Abbett Distributor, as the Company’s principal underwriter, received the following compensation for the fiscal year ended December 31, 2006:

			Brokerage
	Compensation		Commissions
	on Redemption		in Connection	Other
	and Repurchase		with Fund Transactions	Compensation
Class A	$0		$0	$132,938

Class B	$0		$0	$35	*

Class C	$0	*	$0	$175	*

Class P	$0		$0	$0

*Excludes 12b-1 payments and CDSC fees received during the first year of the associated investment as repayment of fees advanced by Lord Abbett Distributor to Broker/Dealers at the time of sale.

11.

Financial Statements

Not Applicable.

43

APPENDIX A

FUND PORTFOLIO INFORMATION RECIPIENTS

The following is a list of the third parties that may receive portfolio holdings or related information under the circumstances described above under Investment Policies — Policies and Procedures Governing Disclosure of Portfolio Holdings:

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

ABN-AMRO Asset Management		Monthly
ACS HR Solutions (Formerly Mellon Employee Benefit Solutions)		Monthly
ADP Retirement Services		Monthly
AG Edwards		Monthly
AIG SunAmerica		Monthly
Allstate Life Insurance Company		Monthly
Alpha Investment Consulting Group LLC		Monthly
Ameriprise (Formerly American Express Retirement Services)		Monthly
American United Life Insurance Company		Monthly
AMG Data Services		Monthly
Amivest Capital Management		Monthly
Amvescap Retirement		Monthly
AON Consulting		Monthly
Arnerich Massena & Associates, Inc.	Monthly	Monthly
Asset Performance Partners		Monthly
Asset Strategies Portfolio Services, Inc.		Monthly
AXA Financial Services		Monthly
B. Riley & Company, Inc.		Monthly
Bank of America Corporation		Monthly
Bank of America Securities		Monthly
Bank of New York		Monthly
Bank of Oklahoma		Monthly
Bank One		Monthly
B.C. Ziegler		Monthly
Bear Stearns & Company, Inc.		Monthly
Becker, Burke Associates	Monthly	Monthly
Bell GlobeMedia Publishing Co.	Monthly
Bellwether Consulting		Monthly
Berthel Schutter	Monthly	Monthly
BilkeyKatz Investment Consultants	Monthly
Bloomberg L.P.	Daily
Branch Bank and Trust		Monthly
Brown Brothers Harriman		Monthly
Buck Consultants, Inc.		Monthly
Callan Associates Inc.	Monthly	Monthly

A-1

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

Cambridge Associates LLC		Monthly
Cambridge Financial Services		Monthly
Charles Schwab & Co		Monthly
Chicago Trust Company		Monthly
CIBC Oppenheimer		Monthly
Citigroup/The Yield Book, Inc.	Daily
CitiStreet Retirement Services		Monthly
CJS Securities, Inc.	Daily	Monthly
CL King & Associates		Monthly
Clark Consulting		Monthly
Columbia Funds		Monthly
Columbia Management Group		Monthly
Columbia Trust Company		Monthly
Concord Advisory Group Ltd.	Monthly	Monthly
Consulting Services Group, LP		Monthly
Copic Financial		Monthly
CPI Qualified Plan Consultants		Monthly
CRA RogersCasey	Monthly	Monthly
Credit Suisse		Monthly
Curcio Webb	Monthly	Monthly
D.A. Davidson		Monthly
Dahab Assoc.		Monthly
Daily Access		Monthly
Defined Contribution Advisors, Inc.		Monthly
Delaware Investment Advisors		Monthly
Deloitte & Touche LLP	Annually
Demarche Associates, Inc.		Monthly
DiMeo Schneider & Associates		Monthly
Directed Services, Inc.		Monthly
Disabato Associates, Inc.		Monthly
Diversified Investment Advisors, Inc.		Monthly
Dover Consulting		Monthly
EAI		Monthly
Edward Jones		Monthly
Ennis, Knupp & Associates		Monthly
Evaluations Associates, Inc.	Monthly
Factset Research Systems, Inc.	Daily
Federated Investors		Monthly
Fidelity Capital Technology		Daily
Fidelity Investments International	Monthly	Monthly
Fifth Third Bank		Monthly
First Mercantile Trust Co.		Monthly
FleetBoston Financial Corp.		Monthly

A-2

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

Franklin Templeton		Monthly
Freedom One Investment Advisors		Monthly
Freedom One Financial Group	Monthly
Frost Bank		Monthly
Fuji Investment Management Co., Ltd.		Monthly
Fund Evaluation Group, Inc.		Monthly
Goldman Sachs & Co.		Monthly
Great West Life and Annuity Insurance Company		Monthly
Greenwich Associates		Monthly
Guardian Life Insurance		Monthly
Hartford Life Insurance Company		Monthly
Hartland & Co.		Monthly
Hewitt Financial Services, LLC		Monthly
Hewitt Investment Group		Monthly
Highland Consulting Associates, Inc.		Monthly
Hoefer and Arnett, Inc.		Monthly
Holbien Associates, Inc.		Monthly
Horace Mann Life Insurance Company		Monthly
HSBC		Monthly
ICMA Retirement Corp.		Monthly
ING	Monthly	Monthly
Institutional Shareholder Services, Inc.	Monthly	Monthly
Interactive Data Corporation (pricing vendor)		Daily
Intuit		Monthly
INVESCO Retirement Services		Monthly
Invesmart		Monthly
Investment Consulting Services, LLC		Monthly
Invivia		Monthly
Irish Life International Multi-Managers Ltd.	Monthly
Iron Capital Advisors		Monthly
Janney Montgomery Scott LLC		Monthly
Jefferson National Life Insurance Company		Monthly
Jeffrey Slocum & Associates, Inc.	Monthly	Monthly
Jeffries & Co., Inc.	Monthly	Monthly
JP Morgan Consulting	Monthly	Monthly
JP Morgan Fleming Asset Management		Monthly
JP Morgan Investment Management		Monthly
JP Morgan Securities, Inc.		Monthly
Kaufman Brothers, LP		Monthly
Keybanc Capital Markets		Monthly
Kirkpatrick & Lockhart LLP (counsel to Lord, Abbett & Co. LLC)	Upon Request
Kmotion, Inc.	Monthly

A-3

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

Knight Equity Markets, LP		Monthly
LCG Associates, Inc.		Monthly
Legacy Strategic Asset Mgmt. Co.		Monthly
Legg Mason		Monthly
Lincoln Financial		Monthly
LPL Financial Services		Monthly
MacGregor Group, Inc.	Upon Request
Manulife Financial		Monthly
Marco Consulting Group	Monthly	Monthly
Marquette Associates, Inc.		Monthly
MassMutual Financial Group		Monthly
McDonald		Monthly
Meketa Investment Group		Monthly
Mellon Human Resources & Investor Solutions		Monthly
Mercer HR Services		Monthly
Mercer Investment Consulting		Monthly
Merrill Corporation LLC	As Needed	Monthly
Merrill Lynch		Monthly
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Monthly
MetLife		Monthly
MetLife Investors		Monthly
MFS Retirement Services, Inc.		Monthly
MFS/Sun Life Financial Distributors, Inc.		Monthly
Midland National Life		Monthly
M & I Investment Management Corporation		Monthly
Milliman & Robertson Inc.		Monthly
Minnesota Life Insurance Company		Monthly
ML Benefits & Investment Solutions		Monthly
Monroe Vos Consulting Group, Inc.		Monthly
Morgan Keegan		Monthly
Morgan Stanley Dean Witter		Monthly
MorganStanley		Monthly
Morningstar Associates, Inc.		Monthly
Morningstar, Inc.		Monthly
Natexis Bleichroeder, Inc.	Monthly	Monthly
National City Bank		Monthly
Nationwide Financial		Monthly
NCCI Holdings, Inc.		Monthly
New England Pension Consultants		Monthly
The Newport Group		Monthly
Newport Retirement Services, Inc.		Monthly
New York Life Investment Management		Monthly

A-4

\

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

Nock, Inc.	Daily
Nordstrom Pension Consulting		Monthly
NY Life Insurance Company		Monthly
Oxford Associates		Monthly
Palmer & Cay Investment Services		Monthly
Paul L. Nelson & Associates		Monthly
Pension Consultants, Inc.		Monthly
PFE Group		Monthly
PFM Group		Monthly
PFPC, Inc.		Monthly
Phoenix Life Insurance Company		Monthly
Pierce Park Group		Monthly
Piper Jaffray/ USBancorp		Monthly
Piper Jaffray & Co.		Monthly
Planco		Monthly
PNC Advisors		Monthly
Portfolio Evaluations, Inc.		Monthly
Prime, Buchholz & Associates, Inc.	Monthly	Monthly
Princeton Financial Systems, Inc.	Upon Request
Princeton Retirement Group, Inc.		Monthly
Principal Financial		Monthly
Protective Life Corporation		Monthly
Prudential Financial		Monthly
Prudential Investments		Monthly
Prudential Securities, Inc.		Monthly
Putnam Fiduciary Trust Company (Mercer HR)	Monthly
Putnam Investments		Monthly
Quant Consulting		Monthly
R.V. Kuhns & Associates, Inc.		Monthly
Raymond James & Associates		Monthly
Raymond James Financial, Inc.		Monthly
RBC Capital Markets	Monthly
RBC Dain Rauscher		Monthly
Reuters, Ltd.	Monthly	Monthly
Robert W. Baird, Inc.	Monthly	Monthly
Rocaton Investment Advisors, LLC	Monthly	Monthly
Ron Blue & Co.		Monthly
Roszel Advisors, LLC		Monthly
Russell Investment Group		Monthly
Scudder Investments		Monthly
Segal Advisors		Monthly
SEI Investment		Monthly
SG Constellation LLC	Monthly	Monthly

A-5

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

Shields Associates		Monthly
Sidoti & Company, LLC	Monthly	Monthly
Smith Barney		Monthly
Spagnola-Cosack, Inc.		Monthly
Standard & Poor’s		Monthly
Stanton Group		Monthly
State Street Bank & Trust Co.	Monthly	Monthly
Stearne, Agee & Leach		Monthly
Stephen’s, Inc.		Monthly
Stifel Nicolaus		Monthly
Strategic Advisers, Inc.	Monthly
Strategic Investment Solutions		Monthly
Stratford Advisory Group, Inc.		Monthly
Summit Strategies Group		Monthly
Sungard Expert Solutions, Inc.	Daily
Sun Life Financial Distributors, Inc.		Monthly
T. Rowe Price Associates, Inc.		Monthly
TD Asset Management		Monthly
The 401k Company		Monthly
The Carmack Group, Inc.		Monthly
The Managers Fund		Monthly
The Robbins Group, LLC		Monthly
The Vanguard Group		Monthly
Thomas Weisel Partners, Group		Monthly
TIAA-CREF Individual & Institutional Services, LLC		Monthly
Towers Perrin		Monthly
Transamerica Retirement Services		Monthly
Travelers Life & Annuity Company		Monthly
UBS- Prime Consulting Group		Monthly
UMB Bank		Monthly
Union Bank of California		Monthly
US Bank		Monthly
USI Retirement		Monthly
Valic		Monthly
Vanguard		Monthly
Victory Capital Management		Monthly
Vestek Systems, Inc.	Monthly
Wachovia Bank		Monthly
Wachovia Capital Markets, LLC		Monthly
Wall Street Source	Daily
Wainwright Investment Counsel	Monthly
Watson Wyatt Worldwide	Monthly	Monthly
Welch Hornsby		Monthly
Wells Fargo		Monthly

A-6

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

William Blair & Co.		Monthly
William M. Mercer Consulting Inc.		Monthly
William O’Neil		Monthly
Wilmer Cutler Pickering Hale and Dorr LLP	Upon Request
Wilshire Associates Incorporated		Monthly
Wurts & Associates	Monthly	Monthly
Wyatt Investment Consulting, Inc.		Monthly
Yanni Partners		Monthly

*                    The Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.) as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a monthly or calendar quarterly basis for the sole purpose of performing their own analyses with respect to the Fund within one day following each calendar period-end.

**             The Fund may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of the largest portfolio positions, and/or portfolio performance attribution information to certain Financial Intermediaries one day following each period-end.

A-7

APPENDIX B

   November 8, 2005

LORD, ABBETT & CO. LLC

PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process.  Lord Abbett’s Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Director of Equity Investments, the Firm’s Managing Member and its General Counsel.  Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team’s portfolio is voted in a timely manner in accordance with those policies.  In each case where an investment team declines to follow a recommendation of a company’s management, a detailed explanation of the reason(s) for the decision is entered into the proxy voting system.  Lord Abbett has retained Institutional Shareholder Services (“ISS”) to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds’ Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

Lord Abbett is a privately-held firm, and we conduct only one business:  we manage the investment portfolios of our clients.  We are not part of a larger group of companies conducting diverse financial operations.  We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett’s proxy voting process would be limited.  Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds’ Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under “Specific Procedures for Potential Conflict Situations”.  If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of ISS.  If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of ISS.

SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

Situation 1.  Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.

Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a “Fund Director Company”).  If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided not to follow the proxy voting recommendation of ISS, then Lord Abbett shall bring that issue to the Fund’s Proxy Committee for instructions on how to vote that proxy issue.

The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund’s Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

Situation 2.  Lord Abbett has a Significant Business Relationship with a Company.

B-1

Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a “Relationship Firm”).  A “significant business relationship” for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds’ total shares for the last 12 months; (b) a firm which is a sponsor firm with respect to Lord Abbett’s Private Advisory Services business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class Y shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.

For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund’s Proxy Committee and shall seek voting instructions from the Fund’s Proxy Committee only in those situations where Lord Abbett has proposed not to follow the recommendations of ISS.

SUMMARY OF PROXY VOTING GUIDELINES

Lord Abbett generally votes in accordance with management’s recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals.  This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

Election of Directors

Lord Abbett will generally vote in accordance with management’s recommendations on the election of directors.  However, votes on director nominees are made on a case-by- case basis.  Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors’ investment in the company.  We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.

There are some actions by directors that may result in votes being withheld.  These actions include:

1)              Attending less than 75% of board and committee meetings without a valid excuse.

2)              Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.

3)              Failing to act on takeover offers where a majority of shareholders tendered their shares.

4)              Serving as inside directors and sit on an audit, compensation, stock option or nomination committee.

5)              Failing to replace management as appropriate.

We will generally approve proposals to elect directors annually.  The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis.  The basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board.  Although shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, a classified board tips the balance of power too much toward incumbent management at the price of potentially ignoring shareholder interests.

Incentive Compensation Plans

We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case by case basis.  We use ISS for guidance on appropriate compensation ranges for various industries and company sizes.  In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:

B-2

1)              The stock’s volatility, to ensure the stock price will not be back in the money over the near term.

2)              Management’s rationale for why the repricing is necessary.

3)              The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

4)              Other factors, such as the number of participants, term of option, and the value for value exchange.

In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans.  Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies’ compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

Shareholder Rights

Cumulative Voting

We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

Confidential Voting

There are both advantages and disadvantages to a confidential ballot.   Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee.  A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

Supermajority Voting

Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions.  Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

Takeover Issues

Votes on mergers and acquisitions must be considered on a case by case basis.  The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights.  It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions.  We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more than 10% of the company’s voting stock.  Restructuring proposals will also be evaluated on a case by case basis following the same guidelines as those used for mergers.

Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

1) Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2) Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

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3) Shareholder Rights Plans (so-called “Poison Pills”), usually “blank check” preferred and other classes of voting securities that can be issued without further shareholder approval.  However, we look at these proposals on a case by case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals.  We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

4) “Chewable Pill” provisions, are the preferred form of Shareholder Rights Plan.  These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote.  To strike a balance of power between management and the shareholder, ideally “Chewable Pill” provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

•                  Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.

•                  No dead-hand or no-hand pills.

•                  Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.

•                  Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

Social Issues

It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings.  We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

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Appendix C

Corporate Bond Ratings

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody’s Long-Term Rating Definitions:

Aaa

Bonds and preferred stock which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than Aaa securities.

A

Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B

Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds and preferred stock which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C-1

C

Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

WR

Withdrawn

Note:  Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P Long Term Issue Credit Ratings

The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA
An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated ‘AA’ differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business,

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financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C
The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

LAGI-13

C-3

LORD ABBETT

Statement of Additional Information	, 2007

LORD ABBETT GLOBAL FUND, INC.

Global Equity Fund

Developing Local Markets Fund

(Class Y Shares)

This Statement of Additional Information (“SAI”) is not a Prospectus.  A Prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC (“Lord Abbett Distributor”) at 90 Hudson Street, Jersey City, New Jersey 07302-3973.  This SAI relates to, and should be read in conjunction with, the Prospectus for Equity Series (“Global Equity Fund”) and Lord Abbett Developing Local Markets Fund (“Developing Local Markets Fund”), formerly Income Series (each individually a “Fund” or, collectively, the “Funds”), dated                        2007.

Shareholder account inquiries should be made by directly contacting the Funds or by calling 800-821-5129.  The Funds’ Annual and Semiannual Reports to Shareholders contain additional performance information and are available without charge, upon request by calling 800-874-3733.  In addition, you can make inquiries through your dealer.

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1.

Fund History

Lord Abbett Global Fund, Inc. (the “Company”) was incorporated in Maryland on February 23, 1988.  The Company has 1,000,000,000 shares of authorized capital stock $.001 par value.  The Company has two series, both of which are offered by this SAI: Global Equity Fund and Developing Local Markets Fund. The Global Equity Fund is a diversified open-end investment management company registered under the Investment Company Act of 1940, as amended (the “Act”), and the Developing Local Markets Fund is a non-diversified open-end investment management company registered under the Act.  The Global Equity Fund and the Developing Local Markets Fund each have five classes of shares: Classes A, B, C, P, and Y. Class P shares of the Global Equity Fund are neither offered to the general public nor available in all states.   Only the Fund’s Class A, B, C, and P shares are offered in this SAI.  The Funds’ Class Y shares are described in a separate statement of additional information.

The Developing Local Markets Fund was formerly known as the Income Series (“Global Income Fund), and changed its name effective June     , 2007.

2.

Investment Policies

Fundamental Investment Restrictions.  Each Fund’s investment objective in the Prospectus cannot be changed without approval of a majority of the Fund’s outstanding shares (as defined in the Act).  Each Fund is also subject to the following fundamental investment restrictions that cannot be changed for a Fund without approval of a majority of that Fund’s outstanding shares (as defined in the Act).

Each Fund may not:

(1)          borrow money, except that (i) it may borrow from banks (as defined in the Act) in amounts up to 33-1/3% of its total assets (including the amount borrowed), (ii) it may borrow up to an additional 5% of its total assets for temporary purposes, (iii) it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) it may purchase securities on margin to the extent permitted by applicable law;

(2)          pledge its assets (other than to secure borrowings, or to the extent permitted by the Funds’ investment policies as permitted by applicable law);

(3)          engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

(4)          make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

(5)          buy or sell real estate (except that a Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein) or commodities or commodity contracts (except to the extent a Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

(6)          invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and  instrumentalities);

(7)          issue senior securities to the extent such issuance would violate applicable law; or

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(8)          (Global Equity Fund only) with respect to 75% of its total assets, buy securities of one issuer representing more than (i) 5% of its total assets, except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or (ii) 10% of the voting securities of such issuer.

Compliance with these investment restrictions will be determined at the time of purchase or sale of the security, except in the case of the first restriction with which the Funds must comply on a continuous basis.

Non-Fundamental Investment Restrictions.  In addition to each Fund’s investment objective in the Prospectus and the investment restrictions above that cannot be changed without shareholder approval, each Fund is subject to the following non-fundamental investment restrictions that may be changed by the Board of Directors (the “Board”) without shareholder approval.

Each Fund may not:

(1)          make short sales of securities or maintain a short position except to the extent permitted by applicable law;

(2)          invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933 (“Rule 144A”), determined by Lord Abbett to be liquid, subject to the oversight of the Board;

(3)          invest in the securities of other investment companies except as permitted by applicable law;

(4)          invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of such Fund’s total assets (included within such limitation, but not to exceed 2% of such Fund’s total assets, are warrants which are not listed on the New York Stock Exchange (“NYSE”) or American Stock Exchange or a major foreign exchange);

(5)          invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or other development programs, except that each Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities;

(6)          write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Fund’s Prospectus and SAI, as they may be amended from time to time; or

(7)          buy from or sell to any of the Company’s officers, directors, employees, or its investment adviser or any of the adviser’s officers, partners or employees, any securities other than the Company’s shares.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security.

Portfolio Turnover Rate.  For the fiscal year ended December 31, 2006, the portfolio turnover rate for the Global Equity Fund was 95.23% versus 97.65% for the prior fiscal year, and the portfolio turnover rate for the Developing Local Markets Fund was 271.35% versus 194.12% for the prior fiscal year.

Additional Information on Portfolio Risks, Investments, and Techniques. The following sections provide further information on certain types of investments and investment techniques that may be used by each Fund, including their associated risks.

Borrowing Money.  Each Fund may borrow money for certain purposes as described above under “Fundamental Investment Restrictions.”  If a Fund borrows money and experiences a decline in its net asset value, the borrowing will increase its losses.

Equity Securities.  Each Fund may invest in equity securities.  These include common stocks, preferred stocks, convertible securities, warrants and similar instruments.  Common stocks, the most familiar type of equity security, represent an ownership interest in a company.  The value of equity securities fluctuates based on changes in a company’s financial condition, and on market and economic conditions.

3

Convertible Securities.  Each Fund may invest in convertible securities.  Convertible securities are preferred stocks or debt obligations that are convertible into common stock.  Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities.  They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds.  Convertible securities have both equity and fixed income risk characteristics.  Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates.  The market value of convertible securities tends to decline as interest rates increase.  If, however, the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock.  In such a case, a convertible security may lose much of its value if the value of the underlying common stock then falls below the conversion price of the security.  As the market price of the underlying common stock declines, the convertible security tends to trade increasingly based on its fixed income characteristics, and thus, may not necessarily decline in price as much as the underlying common stock.

Preferred Stock, Warrants, and Rights. Each Fund may invest in preferred stock, warrants and rights.  Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stockholders, but after bond holders and other creditors.  Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.  Investments in preferred stock present market and liquidity risks.  The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer’s common stock.

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant.  Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer.  The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.  The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date.  Investments in warrants and rights are thus speculative, and may result in a total loss of the money invested.

Debt Securities.  To the extent consistent with its investment objective and policies, each Fund may invest in debt securities, such as bonds, debentures, government obligations, commercial paper and pass-through instruments.  The value of debt securities may fluctuate based on changes in interest rates and the issuer’s financial condition.  When interest rates rise or the issuer’s financial condition worsens or is perceived by the market to be at greater risk, the value of debt securities tends to decline. A security will be considered “investment grade” if at least one Rating Agency (as defined in the Prospectus) assigns such a rating to the security or if Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment adviser, determines the security to be of such quality.

Brady Bonds.  Each Fund may invest in so-called “Brady Bonds,” which are securities created through the exchange of existing commercial bank loans to public and private entities for new bonds in connection with debt restructuring under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady.  Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are currently actively traded in the over the counter secondary market for debt instruments.  Brady Bonds do not have a long payment history and are subject to, among other things, the risk of default.  In light of the history of commercial bank loan defaults by Latin American public and private entities, investment in Brady Bonds may be viewed as speculative.

Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.  Interest payments on these Brady Bonds generally are collateralized by cash or securities in the amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the “residual risk”).

4

Foreign Securities.  Each Fund may invest in foreign securities.  Foreign securities may involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers, including the following:

•                  Foreign securities may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to foreign securities and changes in exchange control regulations (i.e., currency blockage).  A decline in the exchange rate of the foreign currency in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security in U.S. dollars.

•                  Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets generally are more expensive than in the United States.

•                  Clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures may be unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

•                  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers.  There may be less publicly available information about a foreign issuer than about a comparable U.S. issuer.

•                  There is generally less government regulation of foreign markets, companies and securities dealers than in the United States.

•                  Foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.

•                  Foreign securities may trade on days when a Fund does not sell shares.  As a result, the value of a Fund’s portfolio securities may change on days an investor may not be able to purchase or redeem Fund shares.

•                  With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of a Fund, and political or social instability or diplomatic developments that could affect investments in those countries.  In addition, a Fund may invest in less developed countries, sometimes referred to as emerging markets.  The risks of investing in foreign markets are generally more severe in emerging markets.

Non-U.S. Government and Supranational Debt Securities.  Each Fund may invest in debt securities of governmental issuers in all countries, including emerging market countries. These sovereign debt securities may include: fixed income securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; fixed income securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; Brady Bonds, which are described above; participations in loans between emerging market governments and financial institutions; or fixed income securities issued by supranational entities such as the World Bank or the European Economic Community. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.

Investment in the debt of foreign governments can involve a high degree of risk. The governmental entity that controls the repayment of debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may be dependent on expected disbursements from other foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s

5

ability or willingness to timely service its debts. Consequently, governmental entities may default on their debt. In addition, holders of foreign government obligations may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

Emerging Markets Debt.    Each Fund may invest a portion of its assets in the debt securities or currencies of issuers in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. The risks of investments are usually much greater in emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, including sudden, significant devaluations. In addition, the securities and currencies of many of these countries may have far lower trading volumes and less liquidity than those of developed nations. If the Fund’s investments need to be liquidated quickly, the Fund could sustain significant transaction costs.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments may be more likely to take actions that are hostile or detrimental to foreign investment than those of more developed countries, such as expropriation, confiscatory taxation and nationalization of assets and securities. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth, and which may in turn diminish the value of their currencies.

Depositary Receipts.  To the extent consistent with its investment objective and policies, each Fund may invest in American Depositary Receipts (“ADRs”) and similar depositary receipts.  ADRs, typically issued by a financial institution (a “depositary”), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary.  Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S.  Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S., including increased market, liquidity, currency, political, information, and other risks.  For purposes of the Funds’ investment policies, ADRs are treated as foreign securities.

Currency. Each Fund may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies, in particular “hard currencies,” or may invest in securities that trade in, or receive revenues in, foreign currencies.  “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations.  To the extent a Fund invests in such currencies, the Fund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar.  Currency rates in foreign countries may fluctuate significantly over short periods of time.  Fund assets that are denominated in foreign currencies may be devalued against the U.S. dollar, resulting in a loss.  A U.S. dollar investment in depositary receipts or shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer.  Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.

Foreign Currency Exchange Transactions.  Each Fund engages in spot transactions and may use forward contracts.  A forward contract on foreign currencies involves obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts typically are traded in the over-the-counter (“OTC”) derivatives market and entered into directly between currency traders and their customers.

Each Fund may enter into forward contracts with respect to specific transactions.  For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction.  A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

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Each Fund also may use forward contracts in connection with existing portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund’s exposure to foreign currencies that Lord Abbett believes may rise in value relative to the U.S. dollar or to shift the Fund’s exposure to foreign currency fluctuations from one country to another.  For example, when Lord Abbett believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency.  This investment practice generally is referred to as “cross-hedging” when another foreign currency is used.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.  Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.  Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.  The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Forward contracts involve the risk that anticipated currency movements may not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity date of a forward contract that requires a Fund to sell a currency, a Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which a  Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  A Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

The Developing Local Markets Fund’s currency forward contracts are currently expected to consist primarily of currency forward contracts that are contractually required to settle in cash, including non-deliverable currency forward contracts (“NDFs”). An NDF is a particular type of cash-settled forward contract that is generally used to gain exposure to a non-convertible or relatively thinly traded foreign currency. NDFs are often used when seeking to take positions in the currencies of emerging market countries. When taking positions in the currencies of developed countries, the Fund may enter into traditional forward contracts, with the added requirement that the contract settle only in cash (i.e., delivery of the underlying currency may not be used to settle the contract).

The Developing Local Markets Fund intends to enter into cash-settled currency forward contracts, including NDFs, that contractually require the netting of the parties’ liabilities. Under a cash-settled forward contract that requires netting, the Developing Local Markets Fund or its counterparty to the contract is required only to deliver a cash payment in the amount of its net obligation in settlement of the contract. Forward contracts are marked-to-market on a daily basis, and the Fund may be required to post collateral to a counterparty pursuant to the terms of a forward contract if the Fund has a net obligation under the contract. Likewise, the Fund may be entitled to receive collateral under the terms of a forward contract if the counterparty has a net obligation under the contract.

A cash-settled forward contract generally does not require any initial cash outlay by the Fund. The Fund’s currency forward contracts, including its NDFs, will generally have maturities of approximately one to three months but may have maturities of up to six months or more. Each currency forward contract entered into by the Developing Local Markets Fund will identify a specific “contract settlement rate,” generally equal to or approximately equal to the current forward price of the underlying currency at the time the contract is established. The Fund will be identified as the “currency buyer” on its long forward contract positions and as the “currency seller” on its short forward contract positions. The Fund will earn a positive return from a long forward contract position if the underlying currency exchange rate on or about the settlement date is less than the contract settlement rate established at the contract’s commencement. Conversely, the Fund will lose money from a long forward contract position if the underlying currency exchange rate on or about the settlement date is greater than the contract settlement rate established at the contract’s commencement. Similarly, the Fund will earn a positive return from a short forward contract position if the underlying currency exchange rate on or about the

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settlement date is greater than the contract settlement rate established at the contract’s commencement, and will lose money if the underlying currency exchange rate on or about the settlement date is less than the contract settlement rate established at the contract’s commencement.

The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing.  The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance.  In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Foreign Currency Options.  Each Fund may take positions in options on foreign currencies to hedge against the risk that foreign exchange rate fluctuations will affect the value of foreign securities the Fund holds in its portfolio or intends to purchase.  For example, if a Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency.  Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved.  A Fund’s ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market.  There can be no assurance that a liquid secondary market will exist for a particular option at any specific time.  In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

Transaction costs may be higher because the quantities of currencies underlying option contracts that the Funds may enter represent odd lots in a market dominated by transactions between banks.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis.  Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable.  Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

Each Fund may effectively terminate its rights or obligations under options by entering into closing transactions.  Closing transactions permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option.  The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar.  Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions.  As a result, changes in the value of an option position may have no relationship to the investment merit of the foreign currency.  Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

Options normally have expiration dates of up to nine months.  The exercise price may be below, equal to or above the current market value of the underlying currency.  Options that expire unexercised have no value, and the Funds will realize a loss of any premium paid and any transaction costs.  Although the Funds intend to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Funds, there can be no assurance that the Funds will be able to liquidate an option at a favorable price at any time prior to expiration.  In the event of insolvency of the counter-party, the Funds may be unable to liquidate a foreign currency option.  Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Funds would have to exercise those options that they had purchased in order to realize any profit.

Futures Contracts and Options on Futures Contracts.  The Funds may engage in futures and options on futures transactions in accordance with their investment objective and policies.  Futures contracts are standardized contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price.  An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. In addition to incurring fees in connection with futures and options, an investor is required to maintain margin deposits. At the time of entering into a futures transaction or writing an option, an investor is required to deposit a specified amount of cash

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or eligible securities called “initial margin.”  Subsequent payments, called “variation margin,” are made on a daily basis as the market price of the futures contract or option fluctuates.

Each Fund may purchase and sell futures contracts and purchase and write call and put options on futures contracts for bona fide hedging purposes, including to hedge against changes in interest rates, securities prices, or to the extent a Fund invests in foreign securities, currency exchange rates, or in order to pursue risk management strategies, including gaining efficient exposure to markets and minimizing transaction costs.  Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options.

Futures contracts and options on futures contracts present substantial risks, including the following:

•      While a Fund may benefit from the use of futures and related options, unanticipated market events may result in poorer overall performance than if a Fund had not entered into any futures or related options transactions.

•      Because perfect correlation between a futures position and a portfolio position that a Fund intends to hedge is impossible to achieve, a hedge may not work as intended, and a Fund may thus be exposed to additional risk of loss.

•      The loss that a Fund may incur in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

•      Futures markets are highly volatile, and the use of futures may increase the volatility of a Fund’s net asset value.

•      As a result of the low margin deposits normally required in futures and options on futures trading, a relatively small price movement in a contract may result in substantial losses to a Fund.

•      Futures contracts and related options may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

•      The counterparty to an OTC contract may fail to perform its obligations under the contract.

Stock Index Futures.  The Global Equity Fund may seek to reduce the volatility in its portfolio through the use of stock index futures contracts.  A stock index futures contract is an agreement pursuant to which two parties agree, one to receive and the other to pay, on a specified date an amount of cash equal to a specified dollar amount — established by an exchange or board of trade — times the difference between the value of the index at the close of the last trading day of the contract and the price at which the futures contract is originally written.  The purchaser pays no consideration at the time the contract is entered into; the purchaser only pays the good faith deposit.

The market value of a stock index futures contract is based primarily on the value of the underlying index.  Changes in the value of the index will cause roughly corresponding changes in the market price of the futures contract.  If a stock index is established that is made up of securities whose market characteristics closely parallel the market characteristics of the securities in the Fund’s portfolio, then the market value of a futures contract on that index should fluctuate in a way closely resembling the market fluctuation of the portfolio.  Thus, if a Fund sells futures contracts, a decline in the market value of the portfolio will be offset by an increase in the value of the short futures position to the extent of the hedge (i.e, the size of the futures position).  Conversely, when a Fund has cash available (for example, through substantial sales of shares) and wishes to invest the cash in anticipation of a rising market, the Fund could rapidly hedge against the expected market increase by buying futures contracts to offset the cash position and thus cushion the adverse effect of attempting to buy individual securities in a rising market.  Stock index futures contracts are subject to the same risks as other futures contracts discussed above under “Futures Contracts and Options on Futures Contracts.”

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Listed Options on Securities.  Each Fund may purchase and write national and international securities exchange-listed put and call options on securities or securities indices in accordance with its investment objective and policies.  A “call option” is a contract sold for a price giving its holder the right to buy a specific amount of securities at a specific price prior to a specified date. A “covered call option” is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option.  Each Fund may write covered call options that are traded on a national or international securities exchange with respect to securities in its portfolio in an attempt to increase income and to provide greater flexibility in the disposition of portfolio securities.  During the period of the option, a Fund forgoes the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds its net premium).  Each Fund may also enter into “closing purchase transactions” in order to terminate their obligation to deliver the underlying security.  This may result in a short-term gain or loss.  A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written.  If a Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation.

A “put option” gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period.  A put option sold by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the obligation. Writing listed put options may be a useful portfolio investment strategy when the Fund has cash or other reserves available for investment as a result of sales of Fund shares or when the investment manager believes a more defensive and less fully invested position is desirable in light of market conditions. Each Fund will not purchase an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options.  Each Fund may write covered put options to the extent that cover for such options does not exceed 15% of the Fund’s net assets. Each Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of the Fund’s net assets at the time an option is written.

The purchase and writing of options is a highly specialized activity that involves special investment risks. Each Fund may use options for hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity). If Lord Abbett is incorrect in its expectation of changes in market prices or determination of the correlation between the securities on which options are based and a Fund’s portfolio securities, the Fund may incur losses.  The use of options can also increase a Fund’s transaction costs.

Over-the-Counter Options.  The Funds may enter into over-the-counter options contracts (“OTC options”).  OTC options differ from exchange-traded options in several respects.  OTC options are transacted directly with dealers and not with a clearing corporation and there is a risk of nonperformance by the dealer as a result of the insolvency of the dealer or otherwise, in which event, the Fund may experience material losses.  However, in writing OTC options, the premium is paid in advance by the dealer.  OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options.  Since there is no exchange, pricing normally is done by reference to information from market makers, which information is carefully monitored by Lord Abbett and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction.  In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any given time.  Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  Similarly, when a Fund writes an OTC option, generally it can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with whom the Fund originally wrote it.  If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised.  Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so.  Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer.  Similarly, a purchaser of such put or call option also might find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The Funds and Lord Abbett believe that such dealers present minimal credit risks to the Fund and, therefore, should be able to enter into closing transactions if necessary.  The Funds currently will not engage in OTC options transactions if the amount invested by a Fund in OTC options plus a “liquidity charge” related to OTC options

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written by the Fund, plus the amount invested by the Fund in illiquid securities, would exceed 10% of the Fund’s net assets.  The “liquidity charge” referred to above is computed as described below.

The Funds anticipate entering into agreements with dealers to which the Funds sell OTC options.  Under these agreements a Fund would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the “Repurchase Price”).  The “liquidity charge” referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option.  The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price.  In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security.  If there is no such agreement requiring a dealer to allow the Fund to repurchase a specific OTC option written by the Fund, the “liquidity charge” will be the current market value of the assets serving as “cover” for such OTC option.

Swap and Similar Transactions.  The Developing Local Markets Fund may enter into swap transactions for hedging or for investment purposes.  A swap transaction involves an agreement between two parties to exchange different types of cash flows based on a specified or “notional” amount.  The cash flows exchanged in a specific transaction may be, among other things, payments that are the equivalent of interest on a principal amount, payments that would compensate the purchaser for losses on a defaulted security or basket of securities, or payments reflecting the performance of one or more specified securities, currencies or indices.  The Fund may enter into swap transactions with counterparties that generally are banks, securities dealers or their respective affiliates.

In an interest rate swap, the Fund may agree to either make or receive payments that are equivalent to a fixed rate of interest on the specified notional amount in exchange for payments that are equivalent to a variable rate of interest (based on a specified index) on the same notional amount.  Interest rate swaps may enable the Fund to either increase or reduce its interest rate risk or to adjust the duration of its bond portfolio.

In a credit swap, the Fund may agree to make one or more premium payments in exchange for the agreement of its counterparty to pay an amount equal to the decrease in value of a specified bond or a basket of debt securities upon the occurrence of a default or other “credit event” relating to the issuers of the debt.  In such transactions, the Fund effectively acquires protection from decreases in the creditworthiness of the debt issuers.  Alternatively, a Fund may agree to provide such credit protection in exchange for receiving the premium payments.

Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values.

The Fund may enter into long and short currency positions using swap contracts that are frequently referred to as “bullet swaps.” Under a bullet swap contract, the Fund will, at the end of the term of the swap contract, make a payment that is based on a fixed currency exchange rate in exchange for a payment from the swap counterparty that is based on the prevailing currency exchange rate. The bullet swap contracts generally will have terms of approximately one to three months, but may have terms of up to six months or more. Lord Abbett, however, in its discretion may terminate a swap contract prior to its term, subject to any potential termination fee that is in addition to the Fund’s accrued obligation under the swap contract. At the end of a swap contract’s term, the Fund may enter into a new swap contract. The Fund’s swap contracts will be made in the OTC market and will be entered into with counterparties that typically will be banks, investment banking firms or broker-dealers.

In a total return swap, the Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as payments equivalent to any distributions made on that asset, over the term of the swap.  If the value of the asset underlying a total return swap declines over the term of the swap, the Fund may also be required to pay an amount equal to that decline in value to its counterparty.  The Fund may also be the seller of a total return swap, in which case they would receive premium payments and an amount equal to any decline in value of the underlying asset over the term of the swap, but it would be obligated to pay their counterparty an amount equal to any appreciation.

The Fund may also purchase and write (sell) options contracts on swaps, commonly known as “swaptions.”  A swaption is an option to enter into a swap agreement.  As with other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligations, to enter into an underlying

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swap on agreed upon terms.  The seller of a swaption receives the premium in exchange for the obligation to enter into the agreed-upon underlying swap if the option is exercised.

The Fund also may purchase or sell interest rate caps, floors and collars.  The purchaser of an interest rate cap is entitled to receive payments only to the extent that a specified index exceeds a predetermined interest rate.  The purchaser of an interest floor is entitled to receive payments only to the extent that a specified index is below a predetermined interest rate.  A collar effectively combines a cap and a floor so that the purchaser receives payments only when market interest rates are within a specified range of interest rates.

The use of these transactions is a highly specialized activity that involves investment techniques and risks that are different from those associated with ordinary portfolio securities transactions.  If Lord Abbett is incorrect in its forecasts of the interest rates, currency exchange rates or market values or its assessments of the credit risks, relevant to these transactions that it enters, the investment performance of the Fund may be less favorable than it would have been if the Fund had not entered into them.

Because these arrangements are bilateral agreements between the Fund and its counterparty, each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or loses to the Fund.  The Fund’s obligations under swap agreements generally are collateralized by cash or government securities based on the amount by which the value of the payments that the Fund is required to pay exceed the value of the payments that its counterparty is required to make.  The Fund segregates liquid assets equal to any difference between that excess and the amount of collateral that it is required to provide.  Conversely, the Fund requires its counterparties to provide collateral on a comparable basis except in those instances in which Lord Abbett is satisfied with the claims paying ability of the counterparty without such collateral.

It is not currently expected that these transactions will be a principal strategy of the Fund.

Structured Securities.  Each Fund may invest up to      % of its net assets in structured securities.  Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other financial indicators (the “Reference”), or to relative changes in two or more References.  The interest rate or principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference or certain specified events.  Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase or decrease in the interest rate or the value of the security at maturity.  A Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  Structured securities may present additional risks that are different from those associated with a direct investment in fixed-income or equity securities; they may be more volatile, less liquid and more difficult to price accurately and subject to additional credit risks.  Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index.  A Fund that invests in structured securities could lose more than the principal amount invested.

Short Sales.   Each Fund may make short sales of securities or maintain a short position, if at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short.  Each Fund does not intend to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales.

Segregation of Assets.  Each Fund may be required to “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other Securities and Exchange Commission – (“SEC”) or staff-approved measures, to “cover” open positions with respect to certain kinds of derivatives instruments. In the case of forward contracts that are not contractually required to cash settle, for example, the Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open. With respect to forward contracts, including NDFs, that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. Each Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

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The Developing Local Markets Fund generally will use its debt securities to cover its obligations as required by the Investment Company Act, the rules thereunder, and applicable SEC and SEC staff positions. As a result of their segregation, the debt securities (or any other liquid asset segregated) may not be used for other operational purposes.  Lord Abbett will monitor the Fund’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Fund’s portfolio investments or the termination of the currency contracts.

Investment Companies.  Each Fund may invest in securities of other investment companies subject to limitations prescribed by the Act.  These limitations include a prohibition on a Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of any Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.  Each Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which it invests.  Such investment companies will generally be money market funds or have investment objectives, policies and restrictions substantially similar to those of the investing Fund and will be subject to substantially the same risks.

Each Fund may, consistent with its investment policies, invest in investment companies established to accumulate and hold a portfolio of securities that is intended to track the price performance and dividend yield of a well-known securities index.  A Fund may use such investment company securities for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs.  The price movement of such securities may not perfectly parallel the price movement of the underlying index.  An example of this type of security is the Standard & Poor’s Depositary Receipt, commonly known as a “SPDR.”

Each Fund may invest in foreign countries through investment companies.  Some emerging countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investment in the securities of such countries is permitted through investment funds that have been specifically authorized.  In addition to the additional fees associated with such indirect investments, these investments are subject to the risks of investing in foreign securities.

High-Yield or Lower-Rated Debt Securities.  To the extent consistent with their investment objectives and policies, each Fund may invest in high-yield debt securities.  High-yield debt securities (also referred to as “lower rated debt securities” or “junk bonds”) are rated BB/Ba or lower and may pay a higher yield, but entail greater risks, than investment grade debt securities.  When compared to investment grade debt securities, high-yield debt securities:

•                  have a higher risk of default and their prices can be much more volatile due to lower liquidity;

•                  tend to be less sensitive to interest rate changes; and

•                  pose a greater risk that exercise of any of their redemption or call provisions in a declining market may result in their replacement by lower-yielding bonds.

In addition, while the market for high-yield, corporate debt securities has been in existence for many years, the market in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly-leveraged corporate acquisitions and restructurings.  Accordingly, past experience may not provide an accurate indication of future performance of this market, especially during periods of economic recession.

Since the risk of default is higher among high-yield debt securities, Lord Abbett’s research and analysis are important ingredients in the selection of such securities.  Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, a Fund seeks to reduce this risk.  There can be no assurance, however, that this risk will in fact be reduced and that losses will not occur.  Each Fund does not have any minimum rating criteria applicable to the fixed-income securities in which it invests.

Mortgage-Related and Other Asset-Backed Securities.   The Developing Local Markets Fund may invest a significant portion of its assets in mortgage-related securities and also may invest in and other asset-backed securities in connection with public or private offerings, or secondary market transactions.  Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others.  Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.

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Mortgage Pass-Through Securities.   Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities provide a monthly payment which consists of both interest  and principal payments.  In effect, these payments are a “pass-through” of the monthly payments made by individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities.  Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred.

Government National Mortgage Association.  The principal governmental guarantor of mortgage-related securities is the “GNMA.” GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”).  Both are government-sponsored corporations owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”) which represent interests in conventional mortgages from FHLMC’s national portfolio.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans.  Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.  Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools.  However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund’s investment quality standards.  There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.  Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to Fund industry concentration restrictions by virtue of the exclusion from that test available to all U.S. Government securities.  In the case of privately issued mortgage-related securities, the Fund takes the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries.  The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC.  Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA.  In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations and Real Estate Mortgage Investment Conduits  (“CMOs”).  A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security.  Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis.  CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are issued in multiple classes, each bearing a different stated maturity.  Payments of principal normally are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full.

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Commercial Mortgage-Backed Securities.  Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property.  Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans.  These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.  Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, or stripped mortgage-backed securities.

Mortgage Dollar Rolls. The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

To Be Announced “TBA” Sale Commitments. The Fund may enter into TBA sale commitments to sell mortgage backed securities that the Fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the Fund’s valuation procedures. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Stripped Mortgage-Backed Securities (“SMBS”).   SMBS are derivative multi-class mortgage securities.  SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.  SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets.  A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).  The value of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may cause the Fund to lose money.  The value of a PO class generally increases as interest rates decline and prepayment rates rise.  The price of these securities is typically more volatile than that of coupon bearing bonds of the same maturity.

Other Asset-Backed Securities.  The Fund may invest in asset-backed securities (unrelated to mortgage loans).  Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property.  In addition to prepayment risks, these securities present credit risks that are not inherent in mortgage-related securities.

REITs.  Global Equity Fund may invest in real estate investment trusts (“REITs”), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.  Like regulated investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”).  By investing in a REIT, a Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.

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Investing in REITs involves certain risks.  A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT.  REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects.  REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Act. REITs are also subject to interest rate risks.

U.S. Government Securities. Each Fund may invest in obligations of the U.S. Government and its agencies and instrumentalities, including Treasury bills, notes, bonds and certificates of indebtedness, that are issued or guaranteed as to principal or interest by the U.S. Treasury or U.S. Government sponsored enterprises.

Securities of Government Sponsored Enterprises. Each Fund may invest extensively in securities issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as the Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks (“FHLBanks”) and Federal Agricultural Mortgage Corporation (“Farmer Mac”).  Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured or guaranteed by the Federal Housing Administration, the Department of Veterans Affairs, the Rural Housing Service, or the U.S. Department of Housing and Urban Development. Fannie Mae, Freddie Mac and Farmer Mac are federally chartered public corporations owned entirely by their shareholders; the FHLBanks are federally chartered corporations owned by their member financial institutions.  Although Fannie Mae, Freddie Mac, Farmer Mac, and the FHLBanks guarantee the timely payment of interest and ultimate collection of principal with respect to the securities they issue, their securities are not backed by the full faith and credit of the U.S. States Government.

Municipal Bonds.  The Developing Local Markets Fund may invest up to 5% of its net assets in municipal bonds which, at the time of purchase, are investment grade or determined by Lord Abbett to be of comparable quality.  Municipal bonds are debt securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, Puerto Rico and their political subdivisions, agencies and instrumentalities.  Municipal bonds generally are divided into two types:  (1) general obligation bonds which are secured by the full faith and credit of the issuer and its taxing power; and (2) revenue bonds, including industrial development bonds and private activity bonds, which are payable only from revenue derived from a particular facility or source, such as bridges, tolls or sewer services.  Any income attributable to a Fund’s municipal bond holdings will not retain its tax-exempt character when distributed to shareholders.

Like other fixed income investments, the value of a Fund’s investments in municipal bonds will vary in response to changes in interest rates and other market factors.  As interest rates rise, these investments typically will lose value.  Additional risks that could reduce a Fund’s performance or increase volatility include:  (1) credit risk where the market perceives a deterioration in the creditworthiness of an issuer, causing the value of its bonds to decline; (2) call risk where bond issuers may pay off their loans early by buying back the bonds as interest rates decline, thus depriving bondholders of above market interest rates; (3) governmental risk where government actions and/or local, state and regional factors may have an adverse effect on bond prices; (4) legislative risk where legislative changes in the tax-exempt character of particular municipal bonds may have an adverse effect on bond prices; and (5) management risk where certain sectors or investments do not perform as expected, resulting in the Fund’s underperformance relative to similar funds or losses to the Fund.

Repurchase Agreements.  Each Fund may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction by which the purchaser acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date.  The resale price reflects the purchase price plus an agreed-upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security.  Each Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises (“U.S. Government Securities”) having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest).  Such agreements permit a Fund to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer term nature.

The use of repurchase agreements involves certain risks.  For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds

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may incur a loss upon disposition of them.  Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties.  Each Fund intends to limit repurchase agreements to transactions with dealers and financial institutions believed by Lord Abbett, as the investment manager, to present minimal credit risks.  Lord Abbett will monitor the creditworthiness of the repurchase agreement sellers on an ongoing basis.

Reverse Repurchase Agreements.  Each Fund may enter into reverse repurchase agreements.  In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price.  Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund).  This risk is greatly reduced because the Fund generally receives cash equal to 98% of the price of the security sold.  Engaging in reverse repurchase agreements may also involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities.  Each Fund will attempt to minimize this risk by managing its duration.  Each Fund’s reverse repurchase agreements will not exceed 20% of the Fund’s net assets.

Illiquid Securities.  Each Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

•                  Domestic and foreign securities that are not readily marketable.

•                  Repurchase agreements and time deposits with a notice or demand period of more than seven days.

•                  Certain restricted securities, unless Lord Abbett determines, subject to the oversight of the Board, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A (“144A Securities”) and is liquid.

144A Securities may be resold to a qualified institutional buyer without registration and without regard to whether the seller originally purchased the security for investment.  Investing in 144A Securities may decrease the liquidity of each Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.  The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

When-Issued or Forward Transactions.  Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.  The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary.  During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government Securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund’s custodian in order to pay for the commitment.  There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date that could result in depreciation of the value of fixed-income when-issued securities.  At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value.  Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Securities Lending.  Although the Funds have no current intention of doing so, each Fund may lend portfolio securities to registered broker-dealers.  These loans may not exceed 30% of a Fund’s total assets.  Securities loans will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government Securities or other permissible means at least equal to 102% of the market value of the domestic securities loaned and 105% in the case of foreign securities loaned.  A Fund may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Fund and is acting as a “placing broker.”  No fee will be paid to affiliated persons of a Fund.

By lending portfolio securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities, or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities or other forms of non-cash collateral are received.  Lending portfolio securities could result in a loss or delay in recovering a Fund’s securities if the borrower defaults.

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Temporary Defensive Investments.  As described in the Prospectus, each Fund is authorized to temporarily invest a substantial amount, or even all, of its assets in various short-term fixed-income securities to take a defensive position.  These securities include:

•                  U.S. Government Securities.

•                  Commercial paper.  Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs.  Commercial paper is issued in bearer form with maturities generally not exceeding nine months.  Commercial paper obligations may include variable amount master demand notes.

•                  Bank certificates of deposit and time deposits.  Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan.  They are issued for a definite period of time and earn a specified rate of return.

•                  Bankers’ acceptances.  Bankers’ acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer.  These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity.  They are primarily used to finance the import, export, transfer or storage of goods. They are “accepted” when a bank guarantees their payment at maturity.

•                  Repurchase agreements.

•                  Comparable foreign fixed income securities.

Policies and Procedures Governing Disclosure of Portfolio Holdings. The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings and ongoing arrangements making available such information to the general public, as well as to certain third parties on a selective basis.  Among other things, the policies and procedures are reasonably designed to ensure that the disclosure is in the best interests of Fund shareholders and to address potential conflicts of interest between the Funds on the one hand and Lord Abbett and its affiliates or affiliates of the Funds on the other hand.  Except as noted below, the Funds do not provide the their portfolio holdings to any third party until they are made available to the general public on Lord Abbett’s website at www.LordAbbett.com or otherwise.  The exceptions are as follows:

1.               The Funds may provide their portfolio holdings to (a) third parties that render services to the Funds relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.), as appropriate to the service being provided to the Funds, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a monthly or calendar quarterly basis for the sole purpose of performing their own analyses with respect to the Funds one day following each calendar period-end.  The Funds may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the Funds;

2.               The Funds may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of the largest portfolio positions, and/or portfolio performance attribution information to certain Financial Intermediaries one day following each period; and

3.               The Funds may provide their portfolio holdings or related information under other circumstances subject to the authorization of the Fund’s officers, in compliance with policies and procedures adopted by the Board.

Before providing schedules of their portfolio holdings to a third party in advance of making them available to the general public, the Funds obtain assurances through contractual obligations, certifications or other appropriate means such as due diligence sessions and other meetings to the effect that: (i) neither the receiving party nor any of its officers, employees or agents will be permitted to take any holding-specific investment action based on the portfolio holdings and (ii) the receiving party will not use or disclose the information except as it relates to rendering services for the Funds related to portfolio holdings, to perform certain internal analyses in connection with its evaluation of the Funds and/or their investment strategies, or for similar purposes.  The sole exception relates to the agreement with SG Constellation, LLC (“SGC”), the provider of financing for the distribution of the Funds’ Class B shares. The fees payable to SGC are based in part on the value of the Funds’ portfolio securities.  In order to reduce the exposure of such fees to market volatility, SGC aggregates the portfolio holdings information provided by all of the mutual funds that participate in its Class B share financing program (including the Funds) and may engage in certain hedging transactions based on the information.  However, SGC will not engage in transactions based solely on the Funds’ portfolio holdings. In addition, and also in the case of other portfolio-related information, written materials will contain appropriate legends requiring that the information be kept confidential and restricting the use of the information. An executive officer of each Fund approves these arrangements subject to the Board’s review

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and oversight, and Lord Abbett provides reports at least annually to the Board concerning them. The Board also reviews the Funds’ policies and procedures governing these arrangements on an annual basis.  These policies and procedures may be modified at any time with the approval of the Board.

Neither the Funds, Lord Abbett nor any other party receives any compensation or other consideration in connection with any arrangement described in this section, other than fees payable to a service provider rendering services to the Funds related to the Funds’ portfolio holdings.  For these purposes, compensation does not include normal and customary fees that Lord Abbett or an affiliate may receive as a result of investors making investments in the Funds. Neither the Funds, Lord Abbett nor any of their affiliates has entered into an agreement or other arrangement with any third party recipient of portfolio related information under which the third party would maintain assets in the Funds or in other investment companies or accounts managed by Lord Abbett or any of its affiliated persons.  Lord Abbett’s Compliance Department periodically reviews and evaluates Lord Abbett’s adherence to the above policies and procedures, including the existence of any conflicts of interest between the Funds on the one hand and Lord Abbett and its affiliates or affiliates of the Funds on the other hand. The Compliance Department reports to the Board at least annually regarding its assessment of compliance with these policies and procedures.

Fund Portfolio Information Recipients.  Attached as Appendix A is a list of the third parties that may receive portfolio holdings information under the circumstances described above.

3.

Management of the Funds

The Board is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland.  The Board appoints officers who are responsible for the day-to-day operations of the Company and who execute policies authorized by the Board.  As discussed in the Funds’ Annual Report to Shareholders, the Board also approves an investment adviser to the Company and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser.  Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Company’s investment adviser.

Interested Directors

The following Directors are Partners of Lord Abbett and are “interested persons” of the Company as defined in the Act.  Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Company	Principal Occupation During Past Five Years	Other Directorships

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director since 1995; Chairman since 1996	Managing Partner and Chief Executive Officer of Lord Abbett since 1996.	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director since 2006	Partner and Director of Marketing and Client Service of Lord Abbett since 1990.	N/A

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Independent Directors

The following independent or outside Directors (“Independent Directors”) are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 55 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Company	Principal Occupation During Past Five Years	Other Directorships

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994

Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997).

Currently serves as director of Crane Co. and Huttig Building Products Inc.

William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Director since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O’Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc. (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).

Currently serves as director of WellPoint, Inc.; Resources Connection Inc.; Holcim (U.S.) Inc. (a subsidiary of Holcim Ltd.); and Lend Lease Corporation Limited.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000

Advisor of One Equity Partners, a private equity firm (since 2004); Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003); Chairman of Warburg Dillon Read, an investment bank (1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).

Currently serves as director of Molson Coors Brewing Company.

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Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1988	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979-1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998) and Viacell Inc. (since 2002).

Officers

None of the officers listed below have received compensation from the Company. All the officers of the Company may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Company	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1995	Managing Partner and Chief Executive Officer of Lord Abbett (since 1996).

Daria L. Foster (1954)	President	Elected in 2006	Partner and Director of Marketing and Client Service of Lord Abbett (since 1990).

Daniel H. Frascarelli (1954)	Executive Vice President	Elected in 2005	Partner and Director of Large Cap Core Equity, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2001	Partner and Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

Jerald M. Lanzotti (1967)	Executive Vice President	Elected in 1997	Partner and Investment Manager, joined Lord Abbett in 1996.

Harold E. Sharon (1960)	Executive Vice President	Elected in 2003	Partner, Investment Manager and Director, International Core Equity Investments, joined Lord Abbett in 2003; Financial Industry Consultant for venture capitalist (2001 - 2003).

James Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

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John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004; Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002-2003); attorney at Dechert LLP (2000-2002).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Manager of Equity Trading, joined Lord Abbett in 1983.

Christina T. Simmons (1957)	Vice President and Assistant Secretary	Elected in 2001	Assistant General Counsel, joined Lord Abbett in 1999.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Director of Fund Administration, joined Lord Abbett in 2003; formerly Vice President, Lazard Asset Management LLC.

Committees

The standing committees of the Board are the Audit Committee, the Proxy Committee, the Nominating and Governance Committee and the Contracts Committee.

The Audit Committee is composed wholly of Directors who are not “interested persons” of the Funds.  The members of the Audit Committee are Messrs. Bigelow, Calhoun, Hobbs and Tullis.  The Audit Committee provides assistance to the Board in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Funds, and the quality and integrity of each Fund’s financial reports.  Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of each Fund’s independent registered public accounting firm and considering violations of the Funds’ Code of Ethics to determine what action should be taken. The Audit Committee meets quarterly and during the past fiscal year met five times.

The Proxy Committee is composed of at least two Directors who are not “interested persons” of the Funds, and also may include one or more Directors who are partners or employees of Lord Abbett. The current members of the Proxy Committee are three Independent Directors: Messrs. Bush and Neff, and Ms. Hill. The Proxy Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; and (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest. During the past fiscal year, the Proxy Committee met twice.

The Nominating and Governance Committee is composed of all the Directors who are not “interested persons” of the Funds.  Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as Independent Directors and as committee members; and (ii) periodically reviewing director/trustee compensation.  During the past fiscal year, the Nominating and Governance Committee met four times. The Nominating and Governance Committee has adopted policies with respect to its consideration of any individual recommended by the Funds’ shareholders to serve as an Independent Director.  A shareholder who would like to recommend a candidate may write to the Funds.

The Contracts Committee consists of all Directors who are not “interested persons” of the Funds.  The Contracts Committee conducts much of the factual inquiry undertaken by the Directors in connection with the Board’s annual consideration of whether to renew the management and other contracts with Lord Abbett and Lord Abbett Distributor.  The Contracts Committee held one formal meeting during the last fiscal year; in addition, members of the Committee conducted inquiries into the portfolio management approach and results of Lord Abbett, and reported the results of those inquiries to the Nominating and Governance Committee.

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Compensation Disclosure

The following table summarizes the compensation for each of the directors/trustees of the Company and for all Lord Abbett-sponsored funds.

The second column of the following table sets forth the compensation accrued by the Company for Independent Directors.  The third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the independent directors/trustees, and amounts payable but deferred at the option of the director/trustee.  No director/trustee of the funds associated with Lord Abbett and no officer of the funds received any compensation from the funds for acting as a director/trustee or officer.

	For Fiscal Year Ended	For Year Ended December 31, 2006
	December 31, 2006	Total Compensation Paid by the
	Aggregate Compensation	Company and Thirteen Other Lord
Name of Director	Accrued by the Company(1)	Lord Abbett-Sponsored Funds(2)
E. Thayer Bigelow	$514	$201,877
William H.T. Bush	$478	$187,877
Robert B. Calhoun, Jr.	$534	$209,877
Julie A. Hill	$488	$191,877
Franklin W. Hobbs	$488	$191,877
C. Alan MacDonald*	$105	$41,585
Thomas J. Neff	$473	$185,877
James L.L. Tullis**	$389	$152,748

* Mr. MacDonald retired effective March 31, 2006.

** Mr. Tullis became a Director of the Company and a director/trustee of each of the other Lord Abbett-sponsored funds (except the Large Cap Growth Fund) as of March 23, 2006. He became a trustee of the Large Cap Growth Fund as of December 18, 2006.

(1)          Independent Directors’ fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund.  A portion of the fees payable by the Funds to their Independent Directors may be deferred at the option of a Director under an equity-based plan (the “equity-based plan”) that deems the deferred amounts to be invested in shares of a Fund for later distribution to the Directors.  In addition, $25,000 of each Director’s retainer must be deferred and is deemed invested in shares of the Company and other Lord Abbett-sponsored funds under the equity-based plan. Of the amounts shown in the second column, the total deferred amounts for the Directors are $64, $115, $534, $176, $488, $14, $473, and $219 respectively.

(2)          The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2006, including fees directors/trustees have chosen to defer.

The following chart provides certain information about the dollar range of equity securities beneficially owned by each Director in the Company and other Lord Abbett-sponsored funds as of December 31, 2006.  The amounts shown include deferred compensation to the Directors deemed invested in fund shares.  The amounts ultimately received by the Directors under the deferred compensation plan will be directly linked to the investment performance of the funds.

Dollar Range of Equity Securities in the Funds
Name of Director	Global Equity Fund	Developing Local Markets Fund	Aggregate Dollar Range of Equity Securities in Lord Abbett-Sponsored Funds
Robert S. Dow	Over $100,000	Over $100,000	Over $100,000
Daria L. Foster*	$10,001-$50,000	$10,001-$50,000	Over $100,000
E. Thayer Bigelow	$1-$10,000	$1-$10,000	Over $100,000
William H. T. Bush	$1-$10,000	$1-$10,000	Over $100,000
Robert B. Calhoun, Jr.	$1-$10,000	$1-$10,000	Over $100,000
Julie A. Hill	$1-$10,000	$1-$10,000	Over $100,000
Franklin W. Hobbs	$1-$10,000	$1-$10,000	Over $100,000
C. Alan MacDonald**	$1-$10,000	$10,001-$50,000	Over $100,000
Thomas J. Neff	$50,001-$100,000	$10,001-$50,000	Over $100,000
James L.L. Tullis***	$1-$10,000	$1-$10,000	$50,001-$100,000

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*Ms. Foster became Director of the Company as of September 14, 2006.

**Mr. MacDonald retired effective March 31, 2006.

***Mr. Tullis became a Director of the Company and a director/trustee of each of the other Lord Abbett-sponsored funds (except the Large Cap Growth Fund) as of March 23, 2006. He became a trustee of the Large Cap Growth Fund as of December 18, 2006.

Code of Ethics

The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts.  In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Company’s Code of Ethics which complies, in substance, with Rule 17j-1 under the Act and each of the recommendations of the Investment Company Institute’s Advisory Group on Personal Investing.  Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from (1) investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, (2) profiting on trades of the same security within 60 days, (3) trading on material and non-public information, and (4) engaging in market timing activities with respect to the Lord Abbett -sponsored funds.  The Code of Ethics imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.

Proxy Voting

The Funds have delegated proxy voting responsibilities to the Funds’ investment adviser, Lord Abbett, subject to the Proxy Committee’s general oversight.  Lord Abbett has adopted its own proxy voting policies and procedures for this purpose. A copy of Lord Abbett’s proxy voting policies and procedures is attached as Appendix B.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year.  The Funds’ Form N-PX filing is available on the SEC’s website at www.sec.gov.  The Funds also have made this information available, without charge, on Lord Abbett’s website at www.LordAbbett.com.

4.

Control Persons and Principal Holders of Securities

TO BE UPDATED

5.

Investment Advisory and Other Services

Investment Adviser

As described under “Management” in the Prospectus, Lord Abbett is each Fund’s investment adviser.  The following partners of Lord Abbett, are also officers of the Company:  Joan A. Binstock, Daniel H. Frascarelli, Robert I. Gerber, Jerald Lanzotti, Lawrence H. Kaplan, A. Edward Oberhaus, III, and Harold Sharon.  Robert S. Dow and Daria L. Foster are partners of Lord Abbett, officers of the Funds and Directors of the Company.  The other partners of Lord Abbett are: Robert Ball, Bruce Bartlett, Michael Brooks, Zane E. Brown, Patrick Browne, John Corr, John J. DiChiaro, Sholom Dinsky, Milton Ezrati, Kevin P. Ferguson, Robert P. Fetch, Daria L. Foster, Kenneth Fuller, Michael S. Goldstein, Michael A. Grant, Howard E. Hansen, Gerard Heffernan, Charles Hofer, W. Thomas Hudson, Jr., Cinda Hughes, Ellen G. Itskovitz, Richard Larsen, Robert A. Lee, Maren Lindstrom, Gregory M. Macosko, Thomas Malone, Charles Massare, Jr., Vincent McBride, Paul McNamara, Robert J. Noelke, F. Thomas O’Halloran, R. Mark Pennington, Walter Prahl, Michael Radziemski, Eli M. Salzmann, Douglas B. Sieg, Richard Sieling, Michael T. Smith, Jarrod Sohosky, Diane Tornejal, Christopher J. Towle, Edward K. von der Linde, and Marion Zapolin.  The address of each partner is 90 Hudson Street, Jersey City, NJ 07302-3973.

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Under the Management Agreement between Lord Abbett and the Company, each Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month.  These management fees are allocated among the separate classes based on each Fund’s average daily net assets.  The annual rates for each Fund are calculated as follows:

For the Global Equity Fund the management fee is calculated at the following rates:

0.75% on the first $1 billion of average daily net assets;

0.70% on the next $1 billion of average daily net assets; and

0.65% on the Fund’s average daily net assets over $2 billion.

For the Developing Local Markets Fund the management fee is calculated at the following rates:

0.50% on the first $1 billion of average daily net assets; and

0.45% on the Fund’s average daily net assets over $1 billion.

For the fiscal years ended December 31, 2006, 2005, and 2004 the management fees for the Global Equity Fund and the Developing Local Markets Fund were as follows:

	2006	2005	2004
Global Equity Fund	$725,001	$585,413	$495,600

Developing Local Markets Fund	$309,950	$340,861	$328,232

For the period from January 1, 2007 through April 30, 2008, Lord Abbett has contractually agreed to reimburse a portion of each Fund’s expenses so that the Global Equity Fund’s total annual operating expenses do not exceed an aggregate annualized rate of 1.25% of average daily net assets for Class Y shares and the Developing Local Markets Fund’s total annual operating expenses do not exceed an aggregate annualized rate of 0.95% of average daily net assets for Class Y shares.

Each Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, independent directors’/trustees’ fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions.

Administrative Services

Pursuant to an Administrative Services Agreement with the Funds, Lord Abbett provides certain administrative services not involving the provision of investment advice to each Fund.  Under the Agreement, each Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of 0.04%.  This fee is allocated among the classes of shares of each Fund based on average daily net assets.

The administrative service fees paid to Lord Abbett for each Fund are as follows:

Fund Name	2006	2005	2004
Global Equity Fund	$38,667	$31,222	$26,432
Developing Local Markets Fund	$24,796	$27,269	$26,259

Investment Managers

As stated in the Prospectus, Lord Abbett uses a team of investment managers and analysts acting together to manage the investments of each Fund.

Robert Gerber heads the team of the Developing Local Markets Fund and the other senior member is Jerald Lanzotti.  Messrs. Gerber and Lanzotti are primarily and jointly responsible for the day-to-day management of the Developing Local Markets Fund.  Daniel Frascarelli and Harold Sharon head the Global Equity Fund and are primarily and jointly responsible of the day-to-day management of the Global Equity Fund.

25

The following table indicates for each Fund as of December 31, 2006:  (1) the number of other accounts managed by each investment manager who is primarily and/or jointly responsible for the day-to-day management of that Fund within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category.  For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account.  Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies.  The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles.  Lord Abbett does not manage any hedge funds.  The Other Accounts category encompasses Retirement and Benefit Plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries unaffiliated with Lord Abbett.  (The data shown below are approximate.)

Other Accounts Managed (# and Total Assets +)
Fund	Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Global Equity Fund	Daniel H. Frascarelli	8 / $1,221.1	0 / $0.0	0 / $0.0
	Harold E. Sharon	9 / $3,142.3	0 / $0.0	104 / $17.8

Developing Local Markets Fund	Robert I. Gerber	13 / $4,023.5	0 / $0.0	13,055 / $5,682.8
	Jerald M. Lanzotti	1 / $9.2	0 / $0.0	0 / $0.0

+ Total assets are in millions.

Conflicts of interest may arise in connection with the investment managers’ management of the investments of the Funds and the investments of the other accounts included in the table above.  Such conflicts may arise with respect to the allocation of investment opportunities among the Funds and other accounts with similar investment objectives and policies.  An investment manager potentially could use information concerning a Fund’s transactions to the advantage of other accounts and to the detriment of the Funds.  To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures.  Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures.  The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett.  In addition, Lord Abbett’s Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett’s clients including the Funds.  Moreover, Lord Abbett’s Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information.  Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts.  Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds.  Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment managers’ management of the investments of the Funds and the investments of the other accounts referenced in the table above.

Compensation of Investment Managers

Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions.  The level of compensation takes into account the investment manager’s experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors.  These factors include the investment manager’s investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors.  Investment results are evaluated based on an assessment of the investment manager’s three- and

26

five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings.  Finally, there is a component of the bonus that reflects leadership and management of the investment team.  The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors.  No part of the bonus payment is based on the investment manager’s assets under management, the revenues generated by those assets, or the profitability of the investment manager’s unit.  Lord Abbett does not manage hedge funds.  Lord Abbett may designate a bonus payment of a manager for participation in the firm’s senior incentive compensation plan, which provides for a deferred payout over a five-year period.  The plan’s earnings are based on the overall asset growth of the firm as a whole.  Lord Abbett believes this incentive focuses investment managers on the impact their fund’s performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees.  Contributions to an investment manager’s profit-sharing account are based on a percentage of the investment manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount.  The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Holdings of Investment Managers

The following table indicates for each Fund the dollar range of shares beneficially owned by each investment manager who is primarily and/or jointly responsible for the day-to-day management of that Fund, as of December 31, 2006.  This table includes the value of shares beneficially owned by such investment managers through 401(k) plans and certain other plans or accounts, if any.

Dollar Range of Shares in the Funds
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Global Equity Fund	Daniel H. Frascarelli				X
	Harold E. Sharon	X

Developing Local Markets Fund	Robert I. Gerber	X
	Jerald M. Lanzotti			X

Principal Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for each Fund.

Custodian and Accounting Agent

State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, is each Fund’s custodian.  The custodian pays for and collects proceeds of securities bought and sold by the Funds and attends to the collection of principal and income.  The custodian may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by a Fund in foreign countries and to hold cash and currencies for each Fund.  In accordance with the requirements of Rule 17f-5 under the Act, the Board has approved arrangements permitting each Fund’s foreign assets not held by the custodian or its foreign branches to be held by certain qualified foreign banks and depositories. In addition, State Street Bank and Trust Company performs certain accounting and recordkeeping functions relating to portfolio transactions and calculates each Fund’s net asset value.

Transfer Agent

DST Systems, Inc., 210 West 10th St., Kansas City, MO 64106, serves as the transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement for the Funds.

Independent Registered Public Accounting Firm

TO BE UPDATED

27

6.

Brokerage Allocations and Other Practices

For Equity Investments by the Funds

It is Lord Abbett’s and the Funds’ policy to obtain best execution on all portfolio transactions, which means that Lord Abbett seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and dealer markups and markdowns and taking into account the full range and quality of the brokers’ services. Consistent with obtaining best execution, the Funds may pay, as described below, a higher commission than some brokers might charge on the same transaction. The policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, the Funds, if considered advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Normally, the selection of broker-dealers is made by traders who are employees of Lord Abbett. These traders also do the trading for other accounts — investment companies and other investment clients — managed by Lord Abbett. They are responsible for seeking best execution.

In transactions on stock exchanges in the United States, commissions are typically negotiated, whereas on many foreign stock exchanges commissions are fixed. In the case of securities traded in the foreign markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Purchases from underwriters of newly-issued securities for inclusion in the Funds’ portfolio usually will include a concession paid to the underwriter by the issuer, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

The Funds pay a commission rate that Lord Abbett believes is appropriate to give maximum assurance that the Funds’ brokers will provide the Funds, on a continuing basis, with the highest level of brokerage services available. While Lord Abbett does not always seek the lowest possible commissions on particular trades, Lord Abbett believes that the commission rates paid by the Funds are in line with the rates that many other institutions pay. Lord Abbett’s traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers. Such services include showing the Funds trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, confidential treatment, promptness and reliability. The value of these services may be viewed in terms of either a particular transaction or multiple transactions on behalf of one or more accounts managed by Lord Abbett.

While neither Lord Abbett nor the Funds obtain third party research services from brokers executing portfolio transactions for the Funds, some of these brokers may provide proprietary research services, at least some of which are useful to Lord Abbett in its overall responsibilities with respect to the Funds and the other accounts Lord Abbett manages. In addition, Lord Abbett purchases third party research with its own funds. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy.  Such services may be used by Lord Abbett in servicing all of its accounts, and not all of such services will necessarily be used by Lord Abbett in connection with its management of the Funds. Conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with its management of the Funds, and not all of such services will necessarily be used by Lord Abbett in connection with its advisory services to such other accounts. Lord Abbett cannot allocate research services received from brokers to any particular account, research services are not a substitute for Lord Abbett’s services but are supplemental to its own research effort and, when utilized, are subject to internal analysis before being incorporated by Lord Abbett into its investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of proprietary research services from brokerage firms has not reduced Lord Abbett’s normal research activities, the expenses of Lord Abbett could be increased if it attempted to generate such additional information through its own staff.

No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Lord Abbett-sponsored funds to purchase or sell portfolio securities.

Lord Abbett may seek to combine or “batch” purchases or sales of a particular security placed at or about the same time for similarly situated accounts, including the Funds, to facilitate “best execution” and to reduce other

28

transaction costs, if relevant. Each account that participates in a particular batched order, including the Funds, will do so at the average share price for all transactions related to that order. Lord Abbett generally allocates securities purchased or sold in a batched transaction among participating accounts in proportion to the size of the order placed for each account (i.e., pro-rata). Lord Abbett, however, may increase or decrease the amount of securities allocated to one or more accounts if necessary to avoid holding odd-lot or small numbers of shares in a client account. In addition, if Lord Abbett is unable to execute fully a batched transaction and determines that it would be impractical to allocate a small number of securities on a pro-rata basis among the participating accounts, Lord Abbett allocates the securities in a manner it determines to be fair to all accounts over time.

At times, Lord Abbett is not able to batch purchases and sales for all accounts or products it is managing, such as when an individually-managed account client directs it to use a particular broker for a trade (sometimes referred to as “directed accounts”), or when Lord Abbett is placing transactions for separately managed account programs (sometimes referred to as “wrap programs”).  When it does not batch purchases and sales, Lord Abbett usually uses a rotation process for placing equity transactions on behalf of the different groups of accounts or products with respect to which transactions are communicated to the trading desk or placed at or about the same time.  Generally, Lord Abbett will place trades first for transactions on behalf of the Lord Abbett funds and non-directed individually-managed institutional accounts, second for wrap programs, by program, and finally for directed accounts.

For Fixed Income Investments by the Funds

Lord Abbett’s and the Funds’ policy is to obtain best execution on all portfolio transactions, which means that Lord Abbett and the Funds select broker-dealers on the basis of their professional capability to execute each Fund’s portfolio transactions at the most favorable prices, considering all costs of the transaction, including dealer markups and markdowns.

To the extent permitted by law, a Fund, if considered advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.  Trades are executed only when they are dictated by investment decisions of the Lord Abbett-sponsored funds to purchase or sell portfolio securities.  Purchases from underwriters of newly-issued securities for inclusion in the Funds’ portfolio usually will include a concession paid to the underwriter by the issuer, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

Lord Abbett allocates the securities in a manner it determines to be fair to all portfolios over time.  Lord Abbett may seek to combine or “batch” purchases or sales of a particular security placed at the same time for similarly situated portfolios, including the Funds, to facilitate “best execution” and to reduce other transaction costs, if relevant.  Each portfolio that participates in a particular batched purchase or sale, including the Funds, will do so at the same price.  Lord Abbett generally allocates securities purchased or sold in a batched transaction among participating portfolios in proportion to the size of the purchase or sale placed for each portfolio (i.e., pro-rata).  Lord Abbett, however, may increase or decrease the amount of a security allocated to one or more portfolios if necessary to avoid holding odd-lot or a small amount of a particular security in a portfolio.  In addition, if Lord Abbett is unable to execute fully a batched transaction, and determines that it would be impractical to allocate a small amount of the security on a pro-rata basis among the portfolios, or, in circumstances under which the relative holdings of some portfolios require an allocation other than pro-rata (e.g., cash from a new portfolio being initially invested, an existing portfolio raising cash, or other circumstances under which a portfolio is over- or under-weighted in one or more holdings relative to other similarly managed portfolios), Lord Abbett allocates the securities fairly as stated above.  At times, Lord Abbett is not able to batch purchases and sales for all accounts or products it is managing, such as when a limited amount of a particular security is available from only one or a limited number of broker-dealers.

Total Brokerage Commissions Paid to Independent Broker-Dealers

During the fiscal years ended December 31, 2006, 2005, and 2004, the Global Equity Fund paid total commissions to independent broker-dealers of $414,977, $280,653, and $500,197, respectively.  The Developing Local Markets Fund did not pay any commissions to independent broker-dealers for the past three fiscal years.

29

7.

Classes of Shares

Each Fund offers different classes of shares to eligible purchasers.  Only Class Y shares are offered in this SAI.  The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses.  They are fully paid and nonassessable when issued and have no preemptive or conversion rights.  Additional classes, series, or funds may be added in the future.  The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series, or funds in respect of assets specifically allocated to such class, series, or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter.  Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund.  However, the Rule exempts the selection of independent registered public accounting firms, the approval of a contract with a principal underwriter and the election of directors from its separate voting requirements.

The Company’s By-Laws provide that a Fund shall not hold an annual meeting of its shareholders in any year unless the election of directors is required to be acted on by shareholders under the Act, or unless called by a majority of the Board or by shareholders holding at least one quarter of the stock of the Funds outstanding and entitled to vote at the meeting.  A special meeting may be held if called by the Chair of the Board or President, by a majority of the Board of Directors, or by shareholders holding at least one quarter of the stock of the Fund outstanding and entitled to vote at the meeting.

8.

Purchases, Redemptions, Pricing, and Payments to Dealers

Information concerning how we value Fund shares is contained in the Prospectus under “Purchases” and “Redemptions.”

The Funds’ Board has adopted policies and procedures that are designed to prevent or stop excessive trading and market timing.  Please see the Prospectus under “Purchases” for more information.

Under normal circumstances, we calculate each Fund’s net asset value as of the close of the NYSE on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation.  The NYSE is closed on Saturdays and Sundays and on days when it observes the following holidays — New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NYSE may change its holiday schedule or hours of operation at any time.

Portfolio securities are valued at market value as of the close of the NYSE.  Market value will be determined as follows: securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the last sale price, or, if there is no sale on that day, at the last bid, or, in the case of bonds, in the OTC market if, that market more accurately reflects the market value of the bonds.  Unlisted equity securities are valued at the last transaction price, or if there were no transactions that day, at the mean between the last bid and asked prices.  OTC fixed income securities are valued at prices supplied by independent pricing services, which reflect broker-dealer-supplied valuations and electronic data processing techniques reflecting the mean between the bid and asked prices.  Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board, as described in the Prospectus.

All assets and liabilities expressed in foreign currencies will be converted into United States dollars at the exchange rates of such currencies against United States dollars provided by an independent pricing service at the close of

30

regular trading on the London Stock Exchange.  If such exchange rates are not available, the rate of exchange will be determined in accordance with the policies established by the Board.

The net asset value per share for the Class Y shares is determined by taking the net assets of Class Y and dividing by the number of Class Y shares outstanding.  Our Class Y shares are offered at net asset value.

Class Y Share Exchanges.  The Prospectus briefly describes the Telephone Exchange Privilege.  You may exchange some or all of your Class Y shares for Class Y shares of any Lord Abbett-sponsored funds currently offering Class Y shares to the public.  You should read the prospectus of the other funds before exchanging.  In establishing a new account by exchange, shares of the fund being exchanged must have a value equal to at least the minimum initial investment required for the other funds into which the exchange is made.  We reserve the right to reject or restrict any purchase order or exchange request if a Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders.  Each Fund is designed for long-term investors and is not designed to serve as a vehicle for frequent trading in response to short-term swings in the market. We can revoke or modify the privilege for all shareholders upon 60 days’ written notice.

Redemptions.  A redemption order is in proper form when it contains all of the information and documentation required by the order form or otherwise by Lord Abbett Distributor or a Fund to carry out the order.  The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor.  See the Prospectus for expedited redemption procedures.

The right to redeem and receive payment, as described in the Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the SEC deems an emergency to exist.

The Board may authorize redemption of all of the shares in any account in which there are fewer than 25 shares.  Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts.  At least 60 days’ prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

Purchases through Financial Intermediaries.  The Funds and/or Lord Abbett Distributor have authorized one or more agents to receive on its behalf purchase and redemption orders.  Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of a Fund or Lord Abbett Distributor.  A Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent’s authorized designee, receives the order.  The order will be priced at the Fund’s net asset value next computed after it is received by the Fund’s authorized agent, or if applicable, the agent’s authorized designee.  A Financial Intermediary may charge transaction fees on the purchase and/or sale of Fund shares.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries.  As described in each Fund’s Prospectus, Lord Abbett or Lord Abbett Distributor, in its sole discretion, at its own expense and without cost to the Fund or shareholders, also may make payments to dealers and other firms authorized to accept orders for Fund shares (collectively, “Dealers”) in connection with marketing and/or distribution support for Dealers, shareholder servicing, entertainment, training and education activities for the Dealers, their investment professionals and/or their clients or potential clients, and/or the purchase of products or services from such Dealers.  Some of these payments may be referred to as revenue sharing payments.  As of the date of this SAI, the Dealers to whom Lord Abbett or Lord Abbett Distributor has agreed to make revenue sharing payments (not including payments for entertainment, and training and education activities for the Dealers, their investment professionals and/or their clients or potential clients) with respect to the Funds and/or other Lord Abbett Funds were as follows:

Allstate Life Insurance Company

Allstate Life Insurance Company of New York

A.G. Edwards & Sons, Inc.

B.C. Ziegler and Company

Bodell Overcash Anderson & Co., Inc.

Cadaret, Grant & Co., Inc.

Citigroup Global Markets, Inc.

MetLife Securities, Inc.

Morgan Stanley DW, Inc.

PHL Variable Insurance Company

Phoenix Life and Annuity Company

Phoenix Life Insurance Company

Piper Jaffray & Co.

Protective Life Insurance Company

31

Edward D. Jones & Co., L.P.

Family Investors Company

Hartford Life and Annuity Insurance Company

Hartford Life Insurance Company

James I. Black & Co.

Linsco/Private Ledger Corp.

Mass Mutual Life Investors Services, Inc.

McDonald Investments Inc.

Merrill Lynch Life Insurance Company

Merrill Lynch, Pierce, Fenner & Smith Incorporated (and/or certain of its affiliates)

RBC Dain Rauscher

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.

Sun Life Assurance Company of Canada

Sun Life Insurance and Annuity Company of New York

The Travelers Insurance Company

The Travelers Life and Annuity Company

UBS Financial Services Inc.

Wachovia Securities, LLC

For more specific information about any revenue sharing payments made to your Dealer, investors should contact their investment professionals.

Thomas J. Neff, an Independent Director of the Fund, is a director of Hewitt Associates, Inc. and owns less than 0.01% of the outstanding shares of Hewitt Associates, Inc. Hewitt Associates is a global human resources outsourcing and consulting firm with approximately $2.79 billion in revenue in fiscal 2006.  Hewitt Associates LLC, a subsidiary of Hewitt Associates, Inc., may receive recordkeeping payments from the Fund and/or other Lord Abbett-sponsored funds.  In the twelve months ended October 31, 2006, Hewitt Associates LLC received recordkeeping payments totaling approximately $516,651 from all of the Lord Abbett-sponsored Funds in the aggregate.

Redemptions in Kind.  Under circumstances in which it is deemed detrimental to the best interests of each Fund’s shareholders to make redemption payments wholly in cash, each Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of a Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.  Each Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.

9.

Taxation of the Funds

Each Fund has elected, has qualified, and intends to qualify for the special tax treatment afforded regulated investment companies under the Code. Because each Fund is treated as a separate entity for federal income tax purposes, the status of each Fund as a regulated investment company is determined separately by the Internal Revenue Service.  If a Fund qualifies as a regulated investment company, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders.  If in any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates and when such income is distributed, such distributions will be further taxed at the shareholder level.  Assuming a Fund does qualify as a regulated investment company, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year.  Each Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

Each Fund intends to declare and pay as dividends each year substantially all of its net income from investments.  Dividends paid by a Fund from its ordinary income or net realized short-term capital gains are taxable to you as ordinary income; however, certain qualified dividend income that a Fund receives and distributes to you is subject to a reduced tax rate of 15% (5% if you are in the 10% or 15% tax brackets) if you meet the general requirement of  having held your Fund shares for more than 60 days, and you satisfy certain other requirements.

Dividends paid by a Fund from its net realized long-term capital gains are taxable to you as long-term capital gains, regardless of the length of time you have owned Fund shares.  The maximum federal income tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are currently (i) the same as ordinary income tax rates for capital assets held for one year or less, and (ii) 15% (5% for taxpayers in the 10% or 15% tax brackets) for capital assets held for more than one year.  You should also be aware that the benefits of the long-term capital gains and qualified dividend rates may be reduced if you are subject to the alternative minimum tax.  Capital gains recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to

32

corporations.  All dividends are taxable to you regardless of whether they are received in cash or reinvested in Fund shares.

A Fund’s net capital losses for any year cannot be passed through to you but can be carried forward for a period of years to offset the Fund’s capital gains in those years.  To the extent capital gains are offset by such losses, they do not result in tax liability to a Fund and are not expected to be distributed to you as long-term capital gains dividends.

Dividends paid by a Fund to corporate shareholders may qualify for the dividends received deduction to the extent they are derived from dividends paid to the Fund by domestic corporations.  If you are a corporation, you must have held your Fund shares for more than 45 days to qualify for the dividends received deduction.  The dividends received deduction may be limited if you incur indebtedness to acquire Fund shares, and may result in reduction to the basis of your shares in a Fund if the dividend constitutes an extraordinary dividend at the Fund level.

Distributions paid by a Fund that do not constitute dividends because they exceed the Fund’s current and accumulated earnings and profits will be treated as a return of capital and reduce the tax basis of your Fund shares.  To the extent that such distributions exceed the tax basis of your Fund shares, the excess amounts will be treated as gains from the sale of the shares.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made.  A distribution declared in October, November, or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed paid by a Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year.  Each Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

At the time of your purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or to undistributed taxable income of the Fund.  Consequently, subsequent distributions by a Fund with respect to these shares from such appreciation or income may be taxable to you even if the net asset value of your shares is, as a result of the distributions, reduced below your cost for such shares and the distributions economically represent a return of a portion of your investment.

In general, if Fund shares are sold, you will recognize gain or loss equal to the difference between the amount realized on the sale and your adjusted basis in the shares.  Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss.  However, if your holding period in your Fund shares is six months or less, any capital loss realized from a sale, exchange, or redemption of such shares must be treated as long-term capital loss to the extent of dividends classified as “capital gain dividends” received with respect to such shares.  Losses on the sale of Fund shares are not deductible if, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, you acquire shares that are substantially identical.

If your Fund shares are redeemed by a distribution of securities, you will be taxed as if you had received cash equal to the fair market value of the securities.  Consequently, you will have a fair market value basis in the securities.

Under Treasury regulations, if you are an individual and recognize a loss with respect to Fund shares of $2 million or more (if you are a corporation, $10 million or more) in any single taxable year (or greater amounts over a combination of years), you may be required to file a disclosure statement with the Internal Revenue Service.

Certain investment practices that a Fund may utilize, such as investing in options, futures, forward contracts, short sales, swaps, foreign currency, or foreign entities classified as “passive foreign investment companies” for U.S. tax purposes, may affect the amount, character, and timing of the recognition of gains and losses by the Fund.  Such transactions may in turn affect the amount and character of Fund distributions to you.

A Fund may in some cases be subject to foreign withholding taxes, which would reduce the yield on its investments.  You may be eligible to claim federal income tax credits or deductions for foreign income taxes paid by a Fund if more than 50 percent of the value of the Fund’s total assets at the close of the tax year consists of stock or securities in foreign corporations, the Fund has distributed at least 90 percent of its investment company taxable income and net tax-exempt interest, and the Fund makes an election to pass through to you the right to take the credit or deduction for foreign taxes (not in excess of the actual tax liability).  If the Fund makes such an election, you will be required to include such taxes in your gross income (in addition to dividends and distributions you actually receive),

33

treat such taxes as foreign taxes paid by you, and may be entitled to a tax deduction for such taxes or a tax credit, subject to a holding period requirement and other limitations under the Code.  However, if you do not itemize deductions for federal income tax purposes, you will not be able to deduct your pro rata portion of qualified foreign taxes paid by the Fund, although you will be required to include your share of such taxes in gross income if the Fund makes the election described above but you will still be able to claim a tax credit.  Solely for purposes of determining the amount of federal income tax credits or deductions for foreign income taxes paid, your distributive share of the foreign taxes paid by the Fund plus the portion of any dividends the Fund pays to you that are derived from foreign sources will be treated as income from foreign sources in your hands.  Generally, however, distributions derived from the Fund’s long-term and short-term capital gains will not be treated as income from foreign sources.  If an election is made, the Fund will send an annual written notice to you indicating the amount that you may treat as the proportionate share of foreign taxes paid and income derived from foreign sources.

You may be subject to a 28% withholding tax on reportable dividends, capital gain distributions, and redemptions (“backup withholding”).  Generally, you will be subject to backup withholding if a Fund does not have your certified taxpayer identification number on file, or, to the Fund’s knowledge, the number that you have provided is incorrect or backup withholding is applicable as a result of your previous underreporting of interest or dividend income.  When establishing an account, you must certify under penalties of perjury that your taxpayer identification number is correct and that you are not otherwise subject to backup withholding.

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. federal income tax rules described above.  Many states allow you to exclude from your state taxable income the percentage of dividends derived from certain federal obligations, including interest on some federal agency obligations.  Certain states, however, may require that a specific percentage of a Fund’s income be derived from federal obligations before such dividends may be excluded from state taxable income.  A Fund may invest some or all of its assets in such federal obligations.  Each Fund intends to provide to you on an annual basis information to permit you to determine whether Fund dividends derived from interest on federal obligations may be excluded from state taxable income.

If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply and you should consult your tax adviser for detailed information about the tax consequences to you of owning Fund shares.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts).  The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares will generally depend upon the status of the owner and the activities of the pass-through entity.  If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax adviser regarding the U.S. and foreign tax consequences of the ownership of Fund shares, including the applicable rate of U.S. withholding tax on dividends representing ordinary income and net short-term capital gains, and the applicability of U.S. gift and estate taxes.

Because everyone’s tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state, and local tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, exchange, or redemption of your Fund shares.

34

10.

Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Funds.  The Company has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of each Fund, and to make reasonable efforts to sell Fund shares, on a continuous basis, so long as, in Lord Abbett Distributor’s judgment, a substantial distribution can be obtained by reasonable efforts.

11.

Financial Statements

Not Applicable.

35

APPENDIX A

FUND PORTFOLIO INFORMATION RECIPIENTS

The following is a list of the third parties that may receive portfolio holdings or related information under the circumstances described above under Investment Policies — Policies and Procedures Governing Disclosure of Portfolio Holdings:

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

ABN-AMRO Asset Management		Monthly
ACS HR Solutions (Formerly Mellon Employee Benefit Solutions)		Monthly
ADP Retirement Services		Monthly
AG Edwards		Monthly
AIG SunAmerica		Monthly
Allstate Life Insurance Company		Monthly
Alpha Investment Consulting Group LLC		Monthly
Ameriprise (Formerly American Express Retirement Services)		Monthly
American United Life Insurance Company		Monthly
AMG Data Services		Monthly
Amivest Capital Management		Monthly
Amvescap Retirement		Monthly
AON Consulting		Monthly
Arnerich Massena & Associates, Inc.	Monthly	Monthly
Asset Performance Partners		Monthly
Asset Strategies Portfolio Services, Inc.		Monthly
AXA Financial Services		Monthly
B. Riley & Company, Inc.		Monthly
Bank of America Corporation		Monthly
Bank of America Securities		Monthly
Bank of New York		Monthly
Bank of Oklahoma		Monthly
Bank One		Monthly
B.C. Ziegler		Monthly
Bear Stearns & Company, Inc.		Monthly
Becker, Burke Associates	Monthly	Monthly
Bell GlobeMedia Publishing Co.	Monthly
Bellwether Consulting		Monthly
Berthel Schutter	Monthly	Monthly
BilkeyKatz Investment Consultants	Monthly
Bloomberg L.P.	Daily
Branch Bank and Trust		Monthly
Brown Brothers Harriman		Monthly
Buck Consultants, Inc.		Monthly
Callan Associates Inc.	Monthly	Monthly
Cambridge Associates LLC		Monthly
Cambridge Financial Services		Monthly

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

Charles Schwab & Co		Monthly
Chicago Trust Company		Monthly
CIBC Oppenheimer		Monthly
Citigroup/The Yield Book, Inc.	Daily
CitiStreet Retirement Services		Monthly
CJS Securities, Inc.	Daily	Monthly
CL King & Associates		Monthly
Clark Consulting		Monthly
Columbia Funds		Monthly
Columbia Management Group		Monthly
Columbia Trust Company		Monthly
Concord Advisory Group Ltd.	Monthly	Monthly
Consulting Services Group, LP		Monthly
Copic Financial		Monthly
CPI Qualified Plan Consultants		Monthly
CRA RogersCasey	Monthly	Monthly
Credit Suisse		Monthly
Curcio Webb	Monthly	Monthly
D.A. Davidson		Monthly
Dahab Assoc.		Monthly
Daily Access		Monthly
Defined Contribution Advisors, Inc.		Monthly
Delaware Investment Advisors		Monthly
Deloitte & Touche LLP	Annually
Demarche Associates, Inc.		Monthly
DiMeo Schneider & Associates		Monthly
Directed Services, Inc.		Monthly
Disabato Associates, Inc.		Monthly
Diversified Investment Advisors, Inc.		Monthly
Dover Consulting		Monthly
EAI		Monthly
Edward Jones		Monthly
Ennis, Knupp & Associates		Monthly
Evaluations Associates, Inc.	Monthly
Factset Research Systems, Inc.	Daily
Federated Investors		Monthly
Fidelity Capital Technology		Daily
Fidelity Investments International	Monthly	Monthly
Fifth Third Bank		Monthly
First Mercantile Trust Co.		Monthly
FleetBoston Financial Corp.		Monthly
Franklin Templeton		Monthly
Freedom One Investment Advisors		Monthly
Freedom One Financial Group	Monthly
Frost Bank		Monthly

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

Fuji Investment Management Co., Ltd.		Monthly
Fund Evaluation Group, Inc.		Monthly
Goldman Sachs & Co.		Monthly
Great West Life and Annuity Insurance Company		Monthly
Greenwich Associates		Monthly
Guardian Life Insurance		Monthly
Hartford Life Insurance Company		Monthly
Hartland & Co.		Monthly
Hewitt Financial Services, LLC		Monthly
Hewitt Investment Group		Monthly
Highland Consulting Associates, Inc.		Monthly
Hoefer and Arnett, Inc.		Monthly
Holbien Associates, Inc.		Monthly
Horace Mann Life Insurance Company		Monthly
HSBC		Monthly
ICMA Retirement Corp.		Monthly
ING	Monthly	Monthly
Institutional Shareholder Services, Inc.	Monthly	Monthly
Interactive Data Corporation (pricing vendor)		Daily
Intuit		Monthly
INVESCO Retirement Services		Monthly
Invesmart		Monthly
Investment Consulting Services, LLC		Monthly
Invivia		Monthly
Irish Life International Multi-Managers Ltd.	Monthly
Iron Capital Advisors		Monthly
Janney Montgomery Scott LLC		Monthly
Jefferson National Life Insurance Company		Monthly
Jeffrey Slocum & Associates, Inc.	Monthly	Monthly
Jeffries & Co., Inc.	Monthly	Monthly
JP Morgan Consulting	Monthly	Monthly
JP Morgan Fleming Asset Management		Monthly
JP Morgan Investment Management		Monthly
JP Morgan Securities, Inc.		Monthly
Kaufman Brothers, LP		Monthly
Keybanc Capital Markets		Monthly
Kirkpatrick & Lockhart LLP (counsel to Lord, Abbett & Co. LLC)	Upon Request
Kmotion, Inc.	Monthly
Knight Equity Markets, LP		Monthly
LCG Associates, Inc.		Monthly
Legacy Strategic Asset Mgmt. Co.		Monthly
Legg Mason		Monthly
Lincoln Financial		Monthly
LPL Financial Services		Monthly

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

MacGregor Group, Inc.	Upon Request
Manulife Financial		Monthly
Marco Consulting Group	Monthly	Monthly
Marquette Associates, Inc.		Monthly
MassMutual Financial Group		Monthly
McDonald		Monthly
Meketa Investment Group		Monthly
Mellon Human Resources & Investor Solutions		Monthly
Mercer HR Services		Monthly
Mercer Investment Consulting		Monthly
Merrill Corporation LLC	As Needed	Monthly
Merrill Lynch		Monthly
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Monthly
MetLife		Monthly
MetLife Investors		Monthly
MFS Retirement Services, Inc.		Monthly
MFS/Sun Life Financial Distributors, Inc.		Monthly
Midland National Life		Monthly
M & I Investment Management Corporation		Monthly
Milliman & Robertson Inc.		Monthly
Minnesota Life Insurance Company		Monthly
ML Benefits & Investment Solutions		Monthly
Monroe Vos Consulting Group, Inc.		Monthly
Morgan Keegan		Monthly
Morgan Stanley Dean Witter		Monthly
MorganStanley		Monthly
Morningstar Associates, Inc.		Monthly
Morningstar, Inc.		Monthly
Natexis Bleichroeder, Inc.	Monthly	Monthly
National City Bank		Monthly
Nationwide Financial		Monthly
NCCI Holdings, Inc.		Monthly
New England Pension Consultants		Monthly
The Newport Group		Monthly
Newport Retirement Services, Inc.		Monthly
New York Life Investment Management		Monthly
Nock, Inc.	Daily
Nordstrom Pension Consulting		Monthly
NY Life Insurance Company		Monthly
Oxford Associates		Monthly
Palmer & Cay Investment Services		Monthly
Paul L. Nelson & Associates		Monthly
Pension Consultants, Inc.		Monthly
PFE Group		Monthly

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

PFM Group		Monthly
PFPC, Inc.		Monthly
Phoenix Life Insurance Company		Monthly
Pierce Park Group		Monthly
Piper Jaffray/ USBancorp		Monthly
Piper Jaffray & Co.		Monthly
Planco		Monthly
PNC Advisors		Monthly
Portfolio Evaluations, Inc.		Monthly
Prime, Buchholz & Associates, Inc.	Monthly	Monthly
Princeton Financial Systems, Inc.	Upon Request
Princeton Retirement Group, Inc.		Monthly
Principal Financial		Monthly
Protective Life Corporation		Monthly
Prudential Financial		Monthly
Prudential Investments		Monthly
Prudential Securities, Inc.		Monthly
Putnam Fiduciary Trust Company (Mercer HR)	Monthly
Putnam Investments		Monthly
Quant Consulting		Monthly
R.V. Kuhns & Associates, Inc.		Monthly
Raymond James & Associates		Monthly
Raymond James Financial, Inc.		Monthly
RBC Capital Markets	Monthly
RBC Dain Rauscher		Monthly
Reuters, Ltd.	Monthly	Monthly
Robert W. Baird, Inc.	Monthly	Monthly
Rocaton Investment Advisors, LLC	Monthly	Monthly
Ron Blue & Co.		Monthly
Roszel Advisors, LLC		Monthly
Russell Investment Group		Monthly
Scudder Investments		Monthly
Segal Advisors		Monthly
SEI Investment		Monthly
SG Constellation LLC	Monthly	Monthly
Shields Associates		Monthly
Sidoti & Company, LLC	Monthly	Monthly
Smith Barney		Monthly
Spagnola-Cosack, Inc.		Monthly
Standard & Poor’s		Monthly
Stanton Group		Monthly
State Street Bank & Trust Co.	Monthly	Monthly
Stearne, Agee & Leach		Monthly
Stephen’s, Inc.		Monthly
Stifel Nicolaus		Monthly

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

Strategic Advisers, Inc.	Monthly
Strategic Investment Solutions		Monthly
Stratford Advisory Group, Inc.		Monthly
Summit Strategies Group		Monthly
Sungard Expert Solutions, Inc.	Daily
Sun Life Financial Distributors, Inc.		Monthly
T. Rowe Price Associates, Inc.		Monthly
TD Asset Management		Monthly
The 401k Company		Monthly
The Carmack Group, Inc.		Monthly
The Managers Fund		Monthly
The Robbins Group, LLC		Monthly
The Vanguard Group		Monthly
Thomas Weisel Partners, Group		Monthly
TIAA-CREF Individual & Institutional Services, LLC		Monthly
Towers Perrin		Monthly
Transamerica Retirement Services		Monthly
Travelers Life & Annuity Company		Monthly
UBS- Prime Consulting Group		Monthly
UMB Bank		Monthly
Union Bank of California		Monthly
US Bank		Monthly
USI Retirement		Monthly
Valic		Monthly
Vanguard		Monthly
Victory Capital Management		Monthly
Vestek Systems, Inc.	Monthly
Wachovia Bank		Monthly
Wachovia Capital Markets, LLC		Monthly
Wall Street Source	Daily
Wainwright Investment Counsel	Monthly
Watson Wyatt Worldwide	Monthly	Monthly
Welch Hornsby		Monthly
Wells Fargo		Monthly
William Blair & Co.		Monthly
William M. Mercer Consulting Inc.		Monthly
William O’Neil		Monthly
Wilmer Cutler Pickering Hale and Dorr LLP	Upon Request
Wilshire Associates Incorporated		Monthly
Wurts & Associates	Monthly	Monthly

Wyatt Investment Consulting, Inc.	Monthly
Yanni Partners	Monthly

*                    The Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.) as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a monthly or calendar quarterly basis for the sole purpose of performing their own analyses with respect to the Fund within one day following each calendar period-end.

**             The Fund may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of the largest portfolio positions, and/or portfolio performance attribution information to certain Financial Intermediaries one day following each period-end.

APPENDIX B

November 8, 2005

LORD, ABBETT & CO. LLC

PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process.  Lord Abbett’s Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Director of Equity Investments, the Firm’s Managing Member and its General Counsel.  Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team’s portfolio is voted in a timely manner in accordance with those policies.  In each case where an investment team declines to follow a recommendation of a company’s management, a detailed explanation of the reason(s) for the decision is entered into the proxy voting system.  Lord Abbett has retained Institutional Shareholder Services (“ISS”) to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds’ Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

Lord Abbett is a privately-held firm, and we conduct only one business:  we manage the investment portfolios of our clients.  We are not part of a larger group of companies conducting diverse financial operations.  We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett’s proxy voting process would be limited.  Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds’ Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under “Specific Procedures for Potential Conflict Situations”.  If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of ISS.  If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of ISS.

SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

Situation 1.  Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.

Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a “Fund Director Company”).  If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided not to follow the proxy voting recommendation of ISS, then Lord Abbett shall bring that issue to the Fund’s Proxy Committee for instructions on how to vote that proxy issue.

The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund’s Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

Situation 2.  Lord Abbett has a Significant Business Relationship with a Company.

Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a “Relationship Firm”).  A “significant business relationship” for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds’ total shares for the last 12 months; (b) a firm which is a sponsor firm with respect to Lord Abbett’s Private Advisory Services business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class Y shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.

For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund’s Proxy Committee and shall seek voting instructions from the Fund’s Proxy Committee only in those situations where Lord Abbett has proposed not to follow the recommendations of ISS.

SUMMARY OF PROXY VOTING GUIDELINES

Lord Abbett generally votes in accordance with management’s recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals.  This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

Election of Directors

Lord Abbett will generally vote in accordance with management’s recommendations on the election of directors.  However, votes on director nominees are made on a case-by- case basis.  Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors’ investment in the company.  We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.

There are some actions by directors that may result in votes being withheld.  These actions include:

1)              Attending less than 75% of board and committee meetings without a valid excuse.

2)              Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.

3)              Failing to act on takeover offers where a majority of shareholders tendered their shares.

4)              Serving as inside directors and sit on an audit, compensation, stock option or nomination committee.

5)              Failing to replace management as appropriate.

We will generally approve proposals to elect directors annually.  The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis.  The basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board.  Although shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, a classified board tips the balance of power too much toward incumbent management at the price of potentially ignoring shareholder interests.

Incentive Compensation Plans

We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case by case basis.  We use ISS for guidance on appropriate compensation ranges for various industries and company sizes.  In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:

1)              The stock’s volatility, to ensure the stock price will not be back in the money over the near term.

2)              Management’s rationale for why the repricing is necessary.

3)              The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

4)              Other factors, such as the number of participants, term of option, and the value for value exchange.

In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans.  Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies’ compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

Shareholder Rights

Cumulative Voting

We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

Confidential Voting

There are both advantages and disadvantages to a confidential ballot.   Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee.  A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

Supermajority Voting

Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions.  Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

Takeover Issues

Votes on mergers and acquisitions must be considered on a case by case basis.  The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights.  It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions.  We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more than 10% of the company’s voting stock.  Restructuring proposals will also be evaluated on a case by case basis following the same guidelines as those used for mergers.

Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

1) Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2) Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

3) Shareholder Rights Plans (so-called “Poison Pills”), usually “blank check” preferred and other classes of voting securities that can be issued without further shareholder approval.  However, we look at these proposals on a case by case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals.  We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

4) “Chewable Pill” provisions, are the preferred form of Shareholder Rights Plan.  These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote.  To strike a balance of power between management and the shareholder, ideally “Chewable Pill” provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

•                  Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.

•                  No dead-hand or no-hand pills.

•                  Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.

•                  Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

Social Issues

It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings.  We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

Appendix C

Corporate Bond Ratings

Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Moody’s Long-Term Rating Definitions:

Aaa

Bonds and preferred stock which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than Aaa securities.

A

Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B

Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds and preferred stock which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C-1

C

Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

WR

Withdrawn

Note:  Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P Long Term Issue Credit Ratings

The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA
An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated ‘AA’ differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

C-2

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C
The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

C-3

LORD ABBETT GLOBAL FUND, INC.
PART C
OTHER INFORMATION

Item 23.                   Exhibits

(a)                (i)                         Articles of Incorporation. Incorporated by reference to Post-Effective Amendment No. 7 filed on April 28, 1995.

(ii)                      Articles of Amendment and Articles Supplementary. Incorporated by reference to Post-Effective Amendment No. 9 filed on July 11, 1996.

(iii)                   Articles Supplementary dated July 1997. Incorporated by reference to Post-Effective Amendment No. 17 filed on April 29, 2002.

(iv)                  Articles of Amendment dated March 2, 1999. Incorporated by reference to Post-Effective Amendment No. 17 filed on April 29, 2002.

(v)                     Articles Supplementary dated March 2, 1999. Incorporated by reference to Post-Effective Amendment No. 17 filed on April 29, 2002.

(vi)                  Articles of Amendment dated April 23, 2002. Incorporated by reference to Post-Effective Amendment No. 17 filed on April 29, 2002.

(vii)               Articles Supplementary to Articles of Incorporation dated August 11, 2004. Incorporated by reference to Post-Effective Amendment No. 20 filed on August 19, 2004.

(b)               By-Laws - Amended and Restated. Amended and Restated By-laws (4/20/2004). Incorporated by reference to Post-Effective Amendment No. 20 filed on August 19, 2004.

(c)                Instruments Defining Rights of Security Holders. Not applicable.

(d)               Management Agreement.

(i)                        Incorporated by reference to Post-Effective Amendment No. 17 filed on April 29, 2002.

(ii)                     Expense Reimbursement Agreement for Equity and Income Series dated January 1, 2006.*

(iii)                  Addendum to Management Agreement for Equity Series dated January 1, 2006. *

(iv)                  Addendum to Management Agreement for Income Series dated January 1, 2006. *

(v)                     Expense Reimbursement Agreement for Equity and Income Series dated January 1, 2005. *

(vi)                  Expense Reimbursement Agreement for Equity and Income Series dated January 1, 2007. Incorporated by reference to Post-Effective Amendment 25 filed on April 16, 2007.

* Incorporated by reference to Post-Effective Amendment No. 24 filed on April 28, 2006.

(e)                Distribution Agreement. Incorporated by reference to Post-Effective Amendment No. 17 filed on April 29, 2002.

(f)                  Bonus or Profit Sharing Contracts. Equity Based Plans for Non-Interested Person Directors and Trustees of Lord Abbett Funds as Amended and Restated as of June 19, 2000. Incorporated by reference to Post- Effective Amendment No. 16 filed on April 19, 2001.

(g)               Custodian Agreements with all amendments. Incorporated by reference to Post-Effective Amendment No. 22 filed on February 25, 2005.

(h)               Other Material Contracts

(a)       Transfer Agency Agreement dated July 1, 2004 including all amendments. Incorporated by reference to Post-Effective Amendment No. 25 filed on April 16, 2007.

(b)       Administrative Services Agreement with Amendments #1-10. Incorporated by reference to Post-Effective Amendment No. 25 filed on April 16, 2007.

(i)                   Legal Opinion. Not Applicable.

(j)                   Other Opinion. Not Applicable.

(k)                Omitted Financial Statements. Not Applicable.

(l)                   Initial Capital Agreements. Not applicable.

(m)             Amended & Restated Joint Rule 12b-1 Distribution Plan & Agreement for Lord Abbett Family of Funds dated March 23, 2006 with updated schedule. Incorporated by reference to Post-Effective Amendment No. 25 filed on April 16, 2007.

(n)               Rule 18f-3 Plan. Incorporated by reference to Post-Effective Amendment No. 25 filed on April 16, 2007.

(o)               Reserved.

(p)               Code of Ethics dated October 24, 2006. Incorporated by reference to Post-Effective Amendment No. 25 filed on April 16, 2007.

Item 24.                Persons Controlled by or Under Common Control with the Fund

None.

Item 25.                Indemnification

The Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporations and Associations Article of the Annotated Code of the State of Maryland controlling the indemnification of directors and officers.

The general effect of these statutes is to protect officers, directors and employees of the Registrant against legal liability and expenses incurred by reason of their positions with the Registrant. The statutes provide for indemnification for liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the officer, director or employee acted in good faith. Under certain conditions, payment of expenses in advance of final disposition may be permitted. The By-laws of the Registrant, without limiting the authority of the Registrant to indemnify any of its officers, employees or agents to the extent consistent with applicable law, make the indemnification of its directors mandatory subject only to the conditions and limitations imposed by the above-mentioned Section 2-418 of Maryland law and by the provisions of Section 17(h) of the Investment Company Act of 1940 as interpreted and required to be implemented by SEC Release No. IC-11330 of September 4, 1980.

In referring in its By-laws to, and making indemnification of directors subject to the conditions and limitations of, both Section 2-418 of the Maryland law and Section 17(h) of the Investment Company Act of 1940, the Registrant intends that conditions and limitations on the extent of the indemnification of directors imposed by the provisions of either Section 2-418 or Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of said Section 17(h) if the condition or limitation imposed by Section 17(h) is the more stringent. In referring in its By-laws to SEC Release No. IC-11330 as the source for interpretation and implementation of said Section 17(h), the Registrant understands that it would be required under its By-laws to use reasonable and fair means in determining whether indemnification of a director should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified (“indemnitee”) was not liable to the Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“disabling conduct”) or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither “interested persons” (as defined in the 1940 Act) of the Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Also, the Registrant will make advances of attorneys’ fees or other expenses incurred by a director in his defense only if (in addition to his undertaking to repay the advance if he is not ultimately entitled to indemnification) (1) the indemnitee provides a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non-interested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, the Registrant maintains a directors’ and officers’ errors and omissions liability insurance policy protecting directors and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as directors or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 26.       Business and Other Connections of Investment Adviser

(a)           Adviser – Lord, Abbett & Co. LLC

Lord, Abbett & Co. LLC is the investment adviser of the Registrant and provides investment management services to the Lord Abbett Family of Funds and to various pension plans, institutions and individuals. Lord Abbett Distributor LLC, a limited liability company, serves as its distributor and principal underwriter.

(b)           Partners

The following are partners of Lord, Abbett & Co. LLC: Robert Ball, Bruce Bartlett, Joan A. Binstock, Michael Brooks, Zane E. Brown, Patrick Browne, John Corr, John J. DiChiaro, Sholom Dinsky, Robert Dow, Milton Ezrati, Robert P. Fetch, Daria L. Foster, Daniel H. Frascarelli, Kenneth Fuller, Robert I. Gerber, Michael S. Goldstein, Michael A. Grant, Howard E. Hansen, Gerard Heffernan, Charles Hofer, Cinda Hughes, Ellen G. Itskovitz, Lawrence H. Kaplan, Jerald Lanzotti, Richard Larsen, Robert A. Lee, Maren Lindstrom, Gregory M. Macosko, Thomas Malone, Charles Massare, Jr., Vincent McBride, Paul McNamara, Robert J. Noelke, A. Edward Oberhaus III, F. Thomas O’Halloran, R. Mark Pennington, Walter Prahl, Michael Radziemski, Eli M. Salzmann, Harold Sharon, Douglas B. Sieg, Richard Sieling, Michael T. Smith, Jarrod R. Sohosky, Diane Tornejal, Christopher J. Towle, Edward von der Linde and Marion Zapolin.

The principal business address of each of these persons is c/o Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, NJ 07302-3973.

None of the partners is or has been engaged in any other business, profession, vocation or employment of a substantial nature within the last two fiscal years for his/her own account or in the capacity of director, officer employee, partner or trustee.

Item 27.                  Principal Underwriter

(a)                      Lord Abbett Distributor LLC serves as principal underwriter for the Registrant. Lord Abbett Distributor LLC also serves as principal underwriter for the following registered open-end investment companies sponsored by Lord, Abbett & Co. LLC:

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Blend Trust

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Large-Cap Growth Fund

Lord Abbett Mid-Cap Value Fund, Inc.

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Municipal Income Trust

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.

(b)                     Lord Abbett Distributor LLC is a wholly-owned subsidiary of Lord, Abbett & Co. LLC. The principal officers of Lord Abbett Distributor LLC are:

Name and Principal	Positions and/or Offices with	Positions and Offices
Business Address *	Lord Abbett Distributor LLC	with Registrant

Robert S. Dow	Chief Executive Officer	Chairman and President
Lawrence H. Kaplan	General Counsel	Vice President & Secretary
Marion Zapolin	Chief Financial Officer	Not Applicable
John K. Forst	Deputy General Counsel	Vice President & Assistant
Secretary
James W. Bernaiche	Chief Compliance Officer	Chief Compliance Officer

* Each officer has a principal business address of:

   90 Hudson Street, Jersey City, New Jersey 07302

(c)                      Not applicable

Item 28.                  Location of Accounts and Records

Registrant maintains the records required by Rules 31a-1(a) and (b) and 31a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”) at its main office.

Lord, Abbett & Co. LLC maintains the records required by Rules 31a-1(f) and 31a-2(e) under the 1940 Act at its main office.

Certain records such as cancelled stock certificates and correspondence may be physically maintained at the main office of Registrant’s Transfer Agent, Custodian, or Shareholder Servicing Agent

within the requirements of Rule 31a-3 under the 1940 Act.

Item 29.                Management Services

None

Item 30.                Undertakings

The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest annual report to shareholders, upon request and without charge.

The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act, the Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 27th day of April, 2007.

LORD ABBETT GLOBAL FUND, INC.

BY:	/s/ Christina T. Simmons
Christina T. Simmons
Vice President and Assistant Secretary

BY:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer &
Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Chairman
/s/ Robert S. Dow*	and Director	April 27, 2007
Robert S. Dow

/s/ Daria L. Foster*	President	April 27, 2007
Daria L. Foster

/s/ E. Thayer Bigelow*	Director	April 27, 2007
E. Thayer Bigelow

/s/ William H. T. Bush*	Director	April 27, 2007
William H. T. Bush

/s/ Robert B. Calhoun, Jr.*	Director	April 27, 2007
Robert B. Calhoun, Jr.

/s/ Julie A. Hill*	Director	April 27, 2007
Julie A. Hill

/s/ Franklin W. Hobbs*	Director	April 27, 2007
Franklin W. Hobbs

/s/ Thomas J. Neff*	Director	April 27, 2007
Thomas J. Neff

/s/ James L.L. Tullis*	Director	April 27, 2007
James L.L. Tullis

* By	/s/ Christina T. Simmons
Christina T. Simmons
Attorney – in – Fact

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence H. Kaplan, John K. Forst and Christina T. Simmons, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Chairman, CEO
/s/ Robert S. Dow	and Director/Trustee	December 12, 2006
Robert S. Dow

President and
/s/ Daria L. Foster	Director/Trustee	December 12, 2006
Daria L. Foster

/s/ E. Thayer Bigelow	Director/Trustee	December 12, 2006
E. Thayer Bigelow

/s/William H.T. Bush	Director/Trustee	December 12, 2006
William H. T. Bush

/s/ Robert B. Calhoun, Jr.	Director/Trustee	December 12, 2006
Robert B. Calhoun, Jr.

/s/ Julie A. Hill	Director/Trustee	December 12, 2006
Julie A. Hill

/s/ Franklin W. Hobbs	Director/Trustee	December 12, 2006
Franklin W. Hobbs

/s/ Thomas J. Neff	Director/Trustee	December 12, 2006
Thomas J. Neff

/s/ James L.L. Tullis	Director/Trustee	December 12, 2006
James L.L. Tullis

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Blend Trust

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Large-Cap Growth Fund

Lord Abbett Mid-Cap Value Fund, Inc.

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Municipal Income Trust

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.